UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02216

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02216

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 7/31

Date of reporting period: 1/31/21

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared five semiannual reports to for the period ended January 31, 2021. The first report applies Short Duration Credit Opportunities Fund, the second report applies to Absolute Return Currency Fund, the third report applies to Fundamental All Cap Core Fund, the fourth report applies to Diversified Strategies Fund, and the fifth report applies to Multi-Asset Absolute Return Strategies Fund.

John Hancock
Short Duration Credit Opportunities Fund
Semiannual report 1/31/2021

A message to shareholders
Dear shareholder,
The bond markets rebounded from the challenges faced in early 2020 to largely post gains during the six months ended January 31, 2021. As investors regained confidence after the initial shock of the COVID-19 pandemic, credit-oriented and non-U.S. investments gradually rebounded to finish the period with healthy total returns.
Despite the early success of the vaccines, economies in the United States and worldwide have been slow to reopen, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Credit Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
48	Financial statements
52	Financial highlights
57	Notes to financial statements
72	More information
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2021 (%)

The Bloomberg Barclays 1–5 Year U.S. Credit Index tracks investment-grade corporate and international U.S. dollar-denominated bonds with maturities of 1 to 5 years.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 1/31/2021 (% of net assets)

QUALITY COMPOSITION AS OF 1/31/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 1-31-21 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	3

COUNTRY COMPOSITION AS OF 1/31/2021 (% of net assets)
United States	72.0
Mexico	2.1
Indonesia	1.3
United Kingdom	1.3
Canada	1.3
France	1.2
Russia	1.1
South Africa	1.0
Other countries	18.7
TOTAL	100.0
4	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 1-31-21	as of 1-31-21
Class A	1.79	4.00	2.63	1.65	21.64	29.69	1.87	1.86
Class C1	2.71	3.82	2.42	2.86	20.64	27.03	1.22	1.21
Class I2	4.86	4.87	3.21	4.38	26.81	37.18	2.22	2.21
Class R6[1,2]	4.87	4.98	3.16	4.44	27.51	36.44	2.31	2.30
Class NAV[2]	4.99	5.01	3.37	4.55	27.69	39.34	2.32	2.31
Index††	4.23	3.42	2.97	1.02	18.32	34.02	—	—
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 2.5%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.23	1.93	0.93	0.82	0.81
Net (%)	1.22	1.92	0.92	0.81	0.80
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg Barclays 1-5 Year U.S. Credit Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Short Duration Credit Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays 1-5 Year U.S. Credit Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	1-31-11	12,703	12,703	13,402
Class I2	1-31-11	13,718	13,718	13,402
Class R6[1,2]	1-31-11	13,644	13,644	13,402
Class NAV[2]	1-31-11	13,934	13,934	13,402
The values shown in the chart for “Class A with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 2.5%, which became effective on 2-3-14.
The Bloomberg Barclays 1–5 Year U.S. Credit Index tracks investment-grade corporate and international U.S. dollar-denominated bonds with maturities of 1 to 5 years.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C and Class R6 shares were first offered on 6-27-14 and 3-27-15, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2020	Ending value on 1-31-2021	Expenses paid during period ended 1-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,042.20	$6.28	1.22%
	Hypothetical example	1,000.00	1,019.10	6.21	1.22%
Class C	Actual expenses/actual returns	1,000.00	1,038.60	9.87	1.92%
	Hypothetical example	1,000.00	1,015.50	9.75	1.92%
Class I	Actual expenses/actual returns	1,000.00	1,043.80	4.74	0.92%
	Hypothetical example	1,000.00	1,020.60	4.69	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,044.40	4.17	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Class NAV	Actual expenses/actual returns	1,000.00	1,045.50	4.12	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 1.2%				$8,041,774
(Cost $8,006,700)
U.S. Government Agency 1.2%				8,041,774
Federal National Mortgage Association
30 Yr Pass Thru (A)	2.500	TBA	4,500,000	4,740,469
30 Yr Pass Thru (A)	3.000	TBA	3,000,000	3,154,924
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40	70,954	80,840

30 Yr Pass Thru	6.000	08-15-35	55,959	65,541
Foreign government obligations 15.2%				$102,430,872
(Cost $100,873,148)
Angola 0.3%				1,772,042
Republic of Angola
Bond (6 month LIBOR + 4.500%) (B)	4.757	12-07-23	276,000	248,400
Bond (6 month LIBOR + 7.500%) (B)	7.760	07-01-23	914,615	855,312
Bond (C)	9.125	11-26-49	689,000	668,330
Argentina 0.5%				3,457,292
Republic of Argentina
Bond	1.000	07-09-29	82,164	34,098
Bond (0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter) (0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.125	07-09-30	6,326,423	2,423,020
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter) (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	0.125	07-09-46	1,435,000	495,075
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter) (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	0.125	07-09-35	961,000	329,143
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Argentina (continued)
Bond (0.125% to 7-9-21, then 2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter) (0.125% to 7-9-21, then 2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	0.125	01-09-38		448,295	$175,956
Armenia 0.1%					323,519
Republic of Armenia
Bond (C)	3.600	02-02-31		331,000	323,519
Bahamas 0.0%					184,253
Commonwealth of Bahamas
Bond (C)	8.950	10-15-32		171,000	184,253
Bahrain 0.1%					610,820
Kingdom of Bahrain
Bond (C)	5.625	09-30-31		396,000	406,407
Bond	6.000	09-19-44		207,000	204,413
Belarus 0.2%					1,491,225
Republic of Belarus
Bond	6.200	02-28-30		200,000	201,273
Bond	6.378	02-24-31		92,000	93,287
Bond	7.625	06-29-27		655,000	715,877
Bond (C)	7.625	06-29-27		440,000	480,788
Benin 0.1%					725,391
Republic of Benin
Bond (C)	4.875	01-19-32	EUR	603,000	725,391
Brazil 0.8%					5,625,226
Brazil Minas SPE
Bond	5.333	02-15-28		835,200	906,200
Bond (C)	5.333	02-15-28		95,200	103,293
Federative Republic of Brazil
Bill (D)	2.280	07-01-21	BRL	1,650,000	298,731
Bill (D)	3.304	01-01-22	BRL	2,790,000	494,730
Bill (D)	5.948	01-01-24	BRL	11,040,000	1,700,716
Bond	3.875	06-12-30		398,000	409,940
Bond	4.625	01-13-28		109,000	120,227
Bond	5.000	01-27-45		569,000	588,915
Bond	5.625	02-21-47		21,000	23,447
Note	10.000	01-01-23	BRL	1,299,000	260,232
Note	10.000	01-01-27	BRL	950,000	200,113
Note	10.000	01-01-29	BRL	1,075,000	228,599
Note	10.000	01-01-31	BRL	1,360,000	290,083
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Cameroon 0.1%					$513,743
Republic of Cameroon
Bond (C)	9.500	11-19-25		453,000	513,743
Chile 0.1%					800,870
Republic of Chile
Bond	4.500	03-01-26	CLP	325,000,000	514,915
Bond (C)	4.700	09-01-30	CLP	175,000,000	285,955
China 0.6%					4,137,094
People's Republic of China
Bond	1.990	04-09-25	CNY	7,500,000	1,113,129
Bond	3.130	11-21-29	CNY	13,150,000	2,012,599
Bond	3.190	04-11-24	CNY	6,470,000	1,011,366
Colombia 0.9%					5,999,877
Republic of Colombia
Bond	3.000	01-30-30		221,000	227,630
Bond	3.125	04-15-31		1,046,000	1,078,436
Bond	4.500	01-28-26		82,000	92,046
Bond	4.500	03-15-29		277,000	314,744
Bond	5.000	06-15-45		451,000	522,935
Bond	8.125	05-21-24		247,000	299,181
Bond	9.750	07-26-28	COP	427,000,000	138,856
Bond	9.850	06-28-27	COP	7,954,000,000	2,878,814
Bond	10.375	01-28-33		278,000	447,235
Costa Rica 0.0%					168,863
Republic of Costa Rica
Bond	7.158	03-12-45		171,000	168,863
Czech Republic 0.1%					894,615
Czech Republic
Bond	0.250	02-10-27	CZK	2,220,000	98,386
Bond	0.950	05-15-30	CZK	13,150,000	594,181
Bond	1.000	06-26-26	CZK	2,190,000	101,738
Bond	4.200	12-04-36	CZK	1,560,000	100,310
Dominican Republic 0.3%					1,859,694
Government of Dominican Republic
Bond (C)	5.875	04-18-24		93,000	100,952
Bond (C)	5.875	01-30-60		227,000	237,669
Bond	5.950	01-25-27		127,000	145,860
Bond	6.500	02-15-48		208,000	236,080
Bond	6.600	01-28-24		347,000	392,110
Bond (C)	7.450	04-30-44		595,000	747,023
Ecuador 0.1%					858,180
Republic of Ecuador
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Ecuador (continued)
Bond (0.500% to 7-31-21, then 5.000% to 7-31-22, then 5.500% to 7-31-23, then 6.000% to 7-31-24, then 6.900% thereafter) (C)	0.500	07-31-30	619,093	$331,795
Bond (0.500% to 7-31-21, then 1.000% to 7-31-22, then 2.500% to 7-31-23, then 3.500% to 7-31-24, then 5.500% to 7-31-25, then 6.900% thereafter) (C)	0.500	07-31-35	661,569	301,014
Bond (C)(D)	9.156	07-31-30	524,106	225,371
Egypt 0.5%				3,164,180
Arab Republic of Egypt
Bond (C)	5.250	10-06-25	157,000	167,397
Bond (C)	6.125	01-31-22	219,000	226,946
Bond (C)	7.053	01-15-32	644,000	687,470
Bond (C)	7.625	05-29-32	354,000	392,090
Bond (C)	7.903	02-21-48	259,000	270,241
Bond	7.903	02-21-48	200,000	208,680
Bond (C)	8.150	11-20-59	352,000	373,078
Bond (C)	8.875	05-29-50	741,000	838,278
El Salvador 0.2%				1,599,663
Republic of El Salvador
Bond	6.375	01-18-27	50,000	48,625
Bond	7.125	01-20-50	108,000	99,738
Bond (C)	7.625	02-01-41	22,000	21,175
Bond	7.650	06-15-35	144,000	141,120
Bond	7.750	01-24-23	358,000	360,685
Bond	8.250	04-10-32	789,000	799,257
Bond	8.625	02-28-29	125,000	129,063
Ethiopia 0.0%				83,660
Federal Democratic Republic of Ethiopia
Bond (C)	6.625	12-11-24	89,000	83,660
Gabon 0.0%				261,250
Republic of Gabon
Bond	6.375	12-12-24	250,000	261,250
Ghana 0.3%				1,800,930
Republic of Ghana
Bond	7.625	05-16-29	391,000	413,090
Bond (C)	8.125	01-18-26	48,000	54,360
Bond (C)	8.627	06-16-49	177,000	177,655
Bond (C)	8.750	03-11-61	336,000	336,572
Bond (C)	8.950	03-26-51	803,000	819,253
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Guatemala 0.1%					$665,997
Republic of Guatemala
Bond	4.500	05-03-26		346,000	377,659
Bond	6.125	06-01-50		233,000	288,338
Honduras 0.0%					261,310
Republic of Honduras
Bond (C)	5.625	06-24-30		233,000	261,310
Indonesia 1.0%					6,567,314
Republic of Indonesia
Bond	1.850	03-12-31		374,000	368,222
Bond	2.850	02-14-30		380,000	405,012
Bond (C)	3.850	07-18-27		656,000	744,441
Bond	5.250	01-17-42		402,000	518,279
Bond (C)	5.250	01-08-47		52,000	68,711
Bond	5.625	05-15-23	IDR	138,000,000	10,037
Bond	7.000	09-15-30	IDR	9,866,000,000	737,095
Bond	7.500	05-15-38	IDR	4,250,000,000	316,167
Bond	8.375	03-15-24	IDR	2,830,000,000	220,099
Bond	8.375	09-15-26	IDR	13,518,000,000	1,089,150
Bond	8.375	03-15-34	IDR	4,515,000,000	364,437
Bond	8.375	04-15-39	IDR	3,290,000,000	267,505
Bond	9.000	03-15-29	IDR	17,530,000,000	1,458,159
Iraq 0.1%					465,682
Republic of Iraq
Bond (C)	6.752	03-09-23		476,000	465,682
Ireland 0.1%					495,683
Republic of Angola
Bond	6.927	02-19-27		557,143	495,683
Ivory Coast 0.1%					697,448
Republic of Ivory Coast
Bond	5.875	10-17-31	EUR	344,000	457,412
Bond	6.875	10-17-40	EUR	176,000	240,036
Jordan 0.1%					515,825
The Hashemite Kingdom of Jordan
Bond (C)	5.850	07-07-30		470,000	515,825
Kenya 0.1%					885,475
Republic of Kenya
Bond (C)	7.000	05-22-27		113,000	124,865
Bond (C)	8.000	05-22-32		163,000	188,048
Bond	8.250	02-28-48		505,000	572,562
Lebanon 0.1%					367,471
Republic of Lebanon
Bond (E)	6.000	01-27-23		313,000	40,377
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Lebanon (continued)
Bond (E)	6.650	04-22-24		475,000	$59,470
Bond (E)	6.750	11-29-27		500,000	62,500
Bond (E)	8.200	05-17-33		1,309,000	164,149
Bond (E)	8.250	04-12-21		315,000	40,975
Malaysia 0.2%					1,622,983
Government of Malaysia
Bond	3.502	05-31-27	MYR	416,000	109,626
Bond	3.733	06-15-28	MYR	3,860,000	1,034,397
Bond	3.885	08-15-29	MYR	120,000	32,385
Bond	3.899	11-16-27	MYR	310,000	83,568
Bond	3.906	07-15-26	MYR	860,000	230,795
Bond	4.498	04-15-30	MYR	470,000	132,212
Mexico 1.0%					6,617,723
Government of Mexico
Bond	4.500	04-22-29		291,000	335,087
Bond	4.750	04-27-32		1,334,000	1,555,444
Bond	4.750	03-08-44		128,000	143,680
Bond	5.750	03-05-26	MXN	9,357,000	479,303
Bond	6.050	01-11-40		132,000	168,466
Bond	6.750	03-09-23	MXN	1,745,000	89,450
Bond	7.500	06-03-27	MXN	20,053,000	1,118,464
Bond	7.750	11-13-42	MXN	9,860,000	546,429
Bond	8.000	12-07-23	MXN	7,340,000	393,418
Bond	8.000	09-05-24	MXN	17,850,000	975,406
Bond	8.500	11-18-38	MXN	3,580,000	213,326
Bond	10.000	11-20-36	MXN	8,890,000	599,250
Mozambique 0.2%					1,042,560
Republic of Mozambique
Bond (5.000% to 9-15-23, then 9.000% thereafter) (C)	5.000	09-15-31		1,152,000	1,042,560
Nigeria 0.3%					1,839,023
Federal Republic of Nigeria
Bond (C)	6.500	11-28-27		678,000	731,027
Bond (C)	7.143	02-23-30		206,000	220,961
Bond (C)	7.625	11-28-47		268,000	278,720
Bond (C)	7.875	02-16-32		556,000	608,315
Oman 0.3%					2,340,711
Sultanate of Oman
Bond	3.625	06-15-21		321,000	321,784
Bond (C)	3.875	03-08-22		296,000	299,315
Bond (C)	4.875	02-01-25		181,000	189,281
Bond (C)	5.625	01-17-28		77,000	79,695
Bond (C)	6.250	01-25-31		460,000	487,615
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Oman (continued)
Bond (C)	6.750	01-17-48		628,000	$618,919
Bond (C)	7.000	01-25-51		143,000	144,516
Bond (C)	7.375	10-28-32		176,000	199,586
Pakistan 0.1%					551,845
Republic of Pakistan
Bond	6.875	12-05-27		516,000	551,845
Panama 0.2%					1,079,404
Republic of Panama
Bond	2.252	09-29-32		94,000	94,799
Bond	3.160	01-23-30		418,000	454,579
Bond	3.870	07-23-60		314,000	348,540
Bond	4.500	04-16-50		148,000	181,486
Papua New Guinea 0.1%					981,263
Independent State of Papua New Guinea
Bond (C)	8.375	10-04-28		955,000	981,263
Peru 0.2%					1,247,456
Republic of Peru
Bond	2.783	01-23-31		96,000	103,200
Bond	5.400	08-12-34	PEN	1,540,000	463,421
Bond	6.150	08-12-32	PEN	1,340,000	442,433
Bond	6.550	03-14-37		160,000	238,402
Poland 0.5%					3,510,844
Republic of Poland
Bond	2.250	04-25-22	PLN	230,000	63,464
Bond	2.500	04-25-24	PLN	9,120,000	2,635,509
Bond	2.500	07-25-27	PLN	224,000	67,040
Bond	2.750	04-25-28	PLN	920,000	280,378
Bond	3.250	07-25-25	PLN	458,000	138,355
Bond	5.750	09-23-22	PLN	1,110,000	326,098
Qatar 0.4%					2,972,365
State of Qatar
Bond (C)	3.750	04-16-30		90,000	104,724
Bond (C)	4.000	03-14-29		1,297,000	1,522,354
Bond	4.000	03-14-29		624,000	732,451
Bond (C)	4.817	03-14-49		457,000	612,836
Romania 0.5%					3,557,868
Republic of Romania
Bond (C)	3.000	02-14-31		817,000	865,562
Bond (C)	3.375	02-08-38	EUR	236,000	328,236
Bond (C)	3.375	01-28-50	EUR	198,000	270,874
Bond	3.650	09-24-31	RON	970,000	257,866
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Romania (continued)
Bond (C)	4.000	02-14-51		546,000	$581,123
Bond	4.625	04-03-49	EUR	91,000	148,000
Bond	5.000	02-12-29	RON	3,415,000	998,850
Bond (C)	6.125	01-22-44		78,000	107,357
Russia 1.0%					6,745,868
Government of Russia
Bond	4.750	05-27-26		400,000	460,017
Bond	5.100	03-28-35		1,200,000	1,492,128
Bond	5.250	06-23-47		800,000	1,072,512
Bond	5.875	09-16-43		200,000	281,551
Bond	7.000	08-16-23	RUB	2,340,000	32,413
Bond	7.050	01-19-28	RUB	178,200,000	2,500,475
Bond	7.400	12-07-22	RUB	32,100,000	445,258
Bond	7.600	07-20-22	RUB	440,000	6,073
Bond	7.700	03-23-33	RUB	25,000,000	363,372
Bond	7.700	03-16-39	RUB	6,300,000	92,069
Saudi Arabia 0.6%					4,076,116
Kingdom of Saudi Arabia
Bond (C)	2.250	02-02-33		294,000	290,454
Bond	2.500	02-03-27		500,000	526,877
Bond (C)	3.250	10-26-26		958,000	1,051,290
Bond (C)	3.250	10-22-30		859,000	935,279
Bond (C)	4.375	04-16-29		438,000	514,650
Bond (C)	4.500	04-17-30		252,000	300,129
Bond (C)	4.500	10-26-46		96,000	112,944
Bond	5.000	04-17-49		200,000	253,689
Bond (C)	5.250	01-16-50		69,000	90,804
South Africa 0.7%					4,675,186
Republic of South Africa
Bond	5.000	10-12-46		55,000	49,919
Bond	5.750	09-30-49		567,000	546,475
Bond	6.250	03-31-36	ZAR	20,715,000	942,428
Bond	6.300	06-22-48		78,000	79,864
Bond	7.000	02-28-31	ZAR	30,150,000	1,704,945
Bond	8.500	01-31-37	ZAR	8,074,000	444,271
Bond	8.875	02-28-35	ZAR	2,700,000	157,709
Bond	10.500	12-21-26	ZAR	9,610,000	749,575
Sri Lanka 0.1%					893,328
Republic of Sri Lanka
Bond (C)	6.200	05-11-27		374,000	224,400
Bond	6.200	05-11-27		196,000	117,057
Bond (C)	6.750	04-18-28		496,000	295,671
Bond	7.550	03-28-30		427,000	256,200
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Thailand 0.2%					$1,126,568
Kingdom of Thailand
Bond	1.585	12-17-35	THB	17,380,000	583,998
Bond	3.775	06-25-32	THB	13,030,000	542,570
Trinidad and Tobago 0.1%					437,675
Republic of Trinidad and Tobago
Bond	4.375	01-16-24		410,000	437,675
Tunisia 0.1%					596,861
Banque Centrale de Tunisie
Bond	6.375	07-15-26	EUR	539,000	596,861
Turkey 0.7%					4,682,582
Hazine Mustesarligi Varlik Kiralama AS
Bond (C)	5.800	02-21-22		119,000	122,070
Republic of Turkey
Bond	4.750	01-26-26		419,000	425,285
Bond	5.125	02-17-28		341,000	344,483
Bond	5.250	03-13-30		345,000	342,876
Bond	5.750	03-22-24		178,000	187,434
Bond	5.750	05-11-47		793,000	725,199
Bond	6.250	09-26-22		364,000	380,966
Bond	6.350	08-10-24		90,000	96,638
Bond	6.875	03-17-36		730,000	778,837
Bond	7.100	03-08-23	TRY	4,520,000	543,592
Bond	7.375	02-05-25		436,000	486,871
Bond	10.500	08-11-27	TRY	480,000	59,498
Bond	10.600	02-11-26	TRY	1,330,000	166,494
Bond	11.000	03-02-22	TRY	150,000	19,680
Bond	12.200	01-18-23	TRY	20,000	2,659
Ukraine 0.3%					1,907,182
Republic of Ukraine
Bond (C)	4.375	01-27-30	EUR	223,000	257,125
Bond (C)	7.253	03-15-33		97,000	103,055
Bond (C)	7.375	09-25-32		44,000	47,180
Bond	7.375	09-25-32		200,000	214,488
Bond (C)	7.750	09-01-25		63,000	70,301
Bond (C)	8.994	02-01-24		464,000	521,420
Bond (C)	9.750	11-01-28		572,000	693,613
United Arab Emirates 0.2%					1,037,483
Abu Dhabi Government
Bond (C)	3.875	04-16-50		166,000	197,407
Bond (C)	4.125	10-11-47		248,000	305,437
Finance Department Government of Sharjah
Bond (C)	4.000	07-28-50		529,000	534,639
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Uruguay 0.2%					$1,506,291
Republic of Uruguay
Bond	4.975	04-20-55		399,000	532,170
Bond	5.100	06-18-50		532,865	716,043
Bond (C)	8.500	03-15-28	UYU	1,280,000	31,909
Bond	9.875	06-20-22	UYU	9,210,000	226,169
Venezuela 0.0%					127,095
Republic of Venezuela
Bond (E)	7.750	10-13-19		1,374,000	127,095
Corporate bonds 39.3%					$265,489,618
(Cost $250,825,224)
Communication services 3.7%					25,326,796
Diversified telecommunication services 1.2%
AT&T, Inc.	2.250	02-01-32		1,775,000	1,752,538
Axtel SAB de CV (C)	6.375	11-14-24		214,000	223,630
Consolidated Communications, Inc. (C)	6.500	10-01-28		533,000	579,813
Intelsat Jackson Holdings SA (E)	5.500	08-01-23		586,000	407,270
Level 3 Financing, Inc. (C)	3.750	07-15-29		153,000	153,842
Midcontinent Communications (C)	5.375	08-15-27		230,000	240,350
Network i2i, Ltd. (5.560% to 1-15-25, then 5 Year CMT + 4.277%) (C)(F)	5.650	01-15-25		78,000	82,524
Radiate Holdco LLC (C)	4.500	09-15-26		247,000	251,414
Radiate Holdco LLC (C)	6.500	09-15-28		200,000	210,500
Telecom Italia Capital SA	6.000	09-30-34		661,000	791,134
Verizon Communications, Inc.	0.850	11-20-25		1,650,000	1,649,977
Verizon Communications, Inc.	4.500	08-10-33		1,350,000	1,664,625
Entertainment 0.2%
Netflix, Inc.	4.875	04-15-28		610,000	714,048
Netflix, Inc. (C)	4.875	06-15-30		335,000	407,025
Media 1.8%
Altice France Holding SA (C)	6.000	02-15-28		394,000	396,955
Altice France SA (C)	7.375	05-01-26		659,000	689,281
CCO Holdings LLC (C)	4.500	08-15-30		35,000	36,859
CCO Holdings LLC (C)	5.125	05-01-27		341,000	358,548
CCO Holdings LLC (C)	5.375	06-01-29		428,000	464,299
Charter Communications Operating LLC	6.484	10-23-45		1,850,000	2,528,656
Comcast Corp.	3.969	11-01-47		1,425,000	1,695,588
CSC Holdings LLC (C)	7.500	04-01-28		1,181,000	1,309,434
Diamond Sports Group LLC (C)	5.375	08-15-26		107,000	86,403
DISH DBS Corp.	7.375	07-01-28		337,000	350,901
DISH DBS Corp.	7.750	07-01-26		544,000	590,199
Grupo Televisa SAB	6.625	01-15-40		192,000	262,581
Nexstar Broadcasting, Inc. (C)	4.750	11-01-28		165,000	169,950
Sirius XM Radio, Inc. (C)	4.125	07-01-30		404,000	416,278
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Sirius XM Radio, Inc. (C)	5.000	08-01-27	345,000	$362,607
TEGNA, Inc. (C)	4.625	03-15-28	478,000	483,910
TEGNA, Inc. (C)	4.750	03-15-26	205,000	217,300
Terrier Media Buyer, Inc. (C)	8.875	12-15-27	382,000	413,038
The Interpublic Group of Companies, Inc.	4.650	10-01-28	925,000	1,105,743
Univision Communications, Inc. (C)	6.625	06-01-27	517,000	544,143
Wireless telecommunication services 0.5%
Millicom International Cellular SA (C)	6.250	03-25-29	139,000	154,517
Sprint Capital Corp.	8.750	03-15-32	512,000	782,080
Sprint Corp.	7.625	02-15-25	873,000	1,043,235
T-Mobile USA, Inc. (C)	3.875	04-15-30	650,000	733,961
T-Mobile USA, Inc. (C)	4.500	04-15-50	850,000	1,001,640
Consumer discretionary 4.4%				29,468,504
Auto components 0.2%
Clarios Global LP (C)	6.250	05-15-26	185,000	196,871
Clarios Global LP (C)	8.500	05-15-27	361,000	382,299
Lear Corp.	5.250	05-15-49	775,000	935,846
Automobiles 1.8%
Ford Motor Company	8.500	04-21-23	462,000	517,671
Ford Motor Credit Company LLC	3.375	11-13-25	414,000	420,810
Ford Motor Credit Company LLC	4.125	08-17-27	239,000	251,548
Ford Motor Credit Company LLC	4.271	01-09-27	2,025,000	2,133,844
Ford Motor Credit Company LLC	5.113	05-03-29	940,000	1,034,599
Ford Motor Credit Company LLC	5.125	06-16-25	374,000	406,164
Ford Motor Credit Company LLC	5.584	03-18-24	327,000	353,333
General Motors Company	6.800	10-01-27	649,000	834,207
General Motors Financial Company, Inc.	4.350	01-17-27	1,525,000	1,746,679
Hyundai Capital America (C)	1.300	01-08-26	1,500,000	1,498,160
Hyundai Capital America (C)	3.250	09-20-22	1,175,000	1,222,342
Volkswagen Group of America Finance LLC (C)	1.250	11-24-25	1,750,000	1,759,338
Diversified consumer services 0.1%
WW International, Inc. (C)	8.625	12-01-25	431,000	448,744
Hotels, restaurants and leisure 1.0%
Boyd Gaming Corp. (C)	8.625	06-01-25	367,000	405,535
Churchill Downs, Inc. (C)	5.500	04-01-27	464,000	485,460
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	507,000	546,508
International Game Technology PLC (C)	6.250	01-15-27	502,000	573,535
Marriott International, Inc.	5.750	05-01-25	750,000	870,565
NCL Corp., Ltd. (C)	3.625	12-15-24	320,000	283,200
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (C)	4.375	01-15-28	127,000	$129,540
Royal Caribbean Cruises, Ltd.	5.250	11-15-22	239,000	235,452
Royal Caribbean Cruises, Ltd. (C)	9.125	06-15-23	455,000	490,831
Sands China, Ltd.	4.600	08-08-23	1,650,000	1,747,482
Scientific Games International, Inc. (C)	7.250	11-15-29	340,000	366,350
Scientific Games International, Inc. (C)	8.250	03-15-26	184,000	194,559
Station Casinos LLC (C)	5.000	10-01-25	298,000	299,925
Studio City Finance, Ltd. (C)	6.000	07-15-25	43,000	45,150
Studio City Finance, Ltd. (C)	6.500	01-15-28	111,000	118,770
Household durables 0.2%
KB Home	4.800	11-15-29	280,000	308,409
TRI Pointe Homes, Inc.	5.700	06-15-28	269,000	301,953
Weekley Homes LLC (C)	4.875	09-15-28	349,000	362,960
Internet and direct marketing retail 0.7%
Amazon.com, Inc.	2.700	06-03-60	1,750,000	1,760,885
Expedia Group, Inc.	3.250	02-15-30	2,300,000	2,354,840
Expedia Group, Inc. (C)	6.250	05-01-25	629,000	727,240
Multiline retail 0.3%
Dollar Tree, Inc.	4.000	05-15-25	1,600,000	1,802,100
Specialty retail 0.1%
PetSmart, Inc. (C)	4.750	02-15-28	156,000	156,000
PetSmart, Inc. (C)	7.750	02-15-29	280,000	280,000
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	456,000	478,800
Consumer staples 1.6%				10,617,642
Beverages 0.3%
Pernod Ricard International Finance LLC (C)	2.750	10-01-50	1,775,000	1,714,509
Food and staples retailing 0.5%
Albertsons Companies, Inc. (C)	4.875	02-15-30	348,000	371,939
Albertsons Companies, Inc. (C)	5.875	02-15-28	357,000	385,032
Sysco Corp.	2.400	02-15-30	850,000	875,143
Walgreens Boots Alliance, Inc. (G)	3.200	04-15-30	1,325,000	1,443,020
Food products 0.5%
Adecoagro SA (C)	6.000	09-21-27	213,000	224,295
Chobani LLC (C)	7.500	04-15-25	345,000	356,213
Conagra Brands, Inc.	1.375	11-01-27	1,425,000	1,420,928
JBS USA LUX SA (C)	6.500	04-15-29	635,000	722,052
Pilgrim's Pride Corp. (C)	5.750	03-15-25	344,000	351,774
Pilgrim's Pride Corp. (C)	5.875	09-30-27	306,000	325,645
Post Holdings, Inc. (C)	4.625	04-15-30	281,000	291,248
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.2%
Kimberly-Clark Corp.	1.050	09-15-27	1,025,000	$1,031,367
Kronos Acquisition Holdings, Inc. (C)	5.000	12-31-26	124,000	126,480
Kronos Acquisition Holdings, Inc. (C)	7.000	12-31-27	114,000	116,565
Tobacco 0.1%
Altria Group, Inc.	4.800	02-14-29	725,000	861,432
Energy 7.7%				51,896,927
Energy equipment and services 0.2%
Archrock Partners LP (C)	6.250	04-01-28	471,000	481,009
ChampionX Corp.	6.375	05-01-26	405,000	424,845
Inkia Energy, Ltd. (C)	5.875	11-09-27	223,000	238,053
Kallpa Generacion SA (C)	4.125	08-16-27	148,000	160,513
Kallpa Generacion SA (C)	4.875	05-24-26	60,000	66,226
Oil, gas and consumable fuels 7.5%
Abu Dhabi Crude Oil Pipeline LLC (C)	4.600	11-02-47	665,000	808,806
AI Candelaria Spain SLU (C)	7.500	12-15-28	283,000	325,589
Alta Mesa Holdings LP (E)(H)	7.875	12-15-24	460,000	46
Antero Midstream Partners LP	5.375	09-15-24	233,000	232,418
Antero Midstream Partners LP (C)	5.750	03-01-27	322,000	321,135
Antero Midstream Partners LP (C)	5.750	01-15-28	344,000	344,000
Antero Resources Corp.	5.000	03-01-25	492,000	466,170
Antero Resources Corp. (C)	7.625	02-01-29	148,000	151,284
Apache Corp.	5.100	09-01-40	1,750,000	1,771,980
Boardwalk Pipelines LP	5.950	06-01-26	1,475,000	1,763,088
BP Capital Markets PLC (4.375% to 6-22-25, then 5 Year CMT + 4.036%) (F)	4.375	06-22-25	1,625,000	1,730,690
Cenovus Energy, Inc.	5.375	07-15-25	468,000	528,808
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	1,500,000	1,779,145
Chevron Corp.	3.078	05-11-50	1,400,000	1,458,426
CNX Resources Corp. (C)	6.000	01-15-29	114,000	117,813
CNX Resources Corp. (C)	7.250	03-14-27	348,000	374,204
Concho Resources, Inc.	3.750	10-01-27	825,000	940,356
DCP Midstream Operating LP	5.125	05-15-29	510,000	554,681
Diamondback Energy, Inc.	2.875	12-01-24	1,675,000	1,769,570
Empresa Nacional del Petroleo	3.750	08-05-26	210,000	229,610
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77	2,125,000	2,029,813
EQM Midstream Partners LP (C)	4.500	01-15-29	425,000	410,219
EQM Midstream Partners LP (C)	6.500	07-01-27	585,000	626,415
FEL Energy VI Sarl (C)	5.750	12-01-40	121,000	126,052
Gazprom PJSC (4.599% to 10-26-25, then 5 Year CMT + 4.264%) (C)(F)	4.599	10-26-25	227,000	233,590
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Gazprom PJSC (C)	4.950	02-06-28	199,000	$225,637
Genesis Energy LP	5.625	06-15-24	248,000	233,120
Genesis Energy LP	7.750	02-01-28	619,000	574,123
Genesis Energy LP	8.000	01-15-27	115,000	109,285
Geopark, Ltd. (C)	6.500	09-21-24	245,000	253,269
Hilcorp Energy I LP (C)	5.750	10-01-25	639,000	653,378
Holly Energy Partners LP (C)	5.000	02-01-28	439,000	441,612
KazMunayGas National Company JSC (C)	4.750	04-24-25	102,000	116,214
KazMunayGas National Company JSC	5.375	04-24-30	514,000	630,733
KazMunayGas National Company JSC (C)	5.750	04-19-47	754,000	969,318
KazTransGas JSC (C)	4.375	09-26-27	547,000	625,742
Kinder Morgan Energy Partners LP	5.500	03-01-44	975,000	1,193,367
Kosmos Energy, Ltd. (C)	7.125	04-04-26	56,000	55,860
Leviathan Bond, Ltd. (C)	6.500	06-30-27	498,000	560,235
Leviathan Bond, Ltd. (C)	6.750	06-30-30	198,000	224,868
Marathon Petroleum Corp.	3.800	04-01-28	450,000	500,297
Marathon Petroleum Corp.	5.125	12-15-26	1,000,000	1,190,181
Murphy Oil Corp.	5.750	08-15-25	498,000	478,807
Murphy Oil Corp.	5.875	12-01-27	322,000	306,125
NAK Naftogaz Ukraine (C)	7.625	11-08-26	299,000	304,053
Occidental Petroleum Corp.	5.550	03-15-26	286,000	300,658
Occidental Petroleum Corp.	6.600	03-15-46	269,000	289,769
Occidental Petroleum Corp.	7.500	05-01-31	261,000	300,803
Occidental Petroleum Corp.	7.875	09-15-31	216,000	246,845
Occidental Petroleum Corp.	8.875	07-15-30	925,000	1,161,569
Pertamina Persero PT (C)	3.650	07-30-29	320,000	351,680
Pertamina Persero PT (C)	5.625	05-20-43	513,000	627,960
Pertamina Persero PT	6.450	05-30-44	228,000	307,672
Petroamazonas EP (C)	4.625	12-06-21	101,133	93,548
Petroleos de Venezuela SA (E)	5.375	04-12-27	64,000	2,400
Petroleos de Venezuela SA (E)	6.000	05-16-24	3,771,996	141,450
Petroleos de Venezuela SA (E)	6.000	11-15-26	1,826,000	68,475
Petroleos de Venezuela SA (E)	9.750	05-17-35	3,459,000	129,713
Petroleos del Peru SA	4.750	06-19-32	427,000	486,490
Petroleos del Peru SA (C)	4.750	06-19-32	177,000	201,660
Petroleos del Peru SA	5.625	06-19-47	628,000	750,020
Petroleos Mexicanos	5.950	01-28-31	528,000	500,280
Petroleos Mexicanos	6.490	01-23-27	333,000	342,574
Petroleos Mexicanos	6.500	06-02-41	356,000	312,732
Petroleos Mexicanos	6.625	06-15-35	293,000	275,430
Petroleos Mexicanos (C)	6.875	10-16-25	151,000	164,532
22	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	6.950	01-28-60		200,000	$175,300
Petroleos Mexicanos	7.190	09-12-24	MXN	1,618,000	72,160
Petroleos Mexicanos	7.470	11-12-26	MXN	1,320,000	55,623
Petroleos Mexicanos	7.470	11-12-26	MXN	1,100,000	46,353
Petroleos Mexicanos	7.690	01-23-50		2,519,000	2,381,664
Petroleos Mexicanos	9.500	09-15-27		97,000	110,736
Petronas Capital, Ltd. (C)	4.500	03-18-45		170,000	220,952
Phillips 66	2.150	12-15-30		1,750,000	1,727,075
QEP Resources, Inc.	5.250	05-01-23		426,000	448,365
Sabine Pass Liquefaction LLC	5.000	03-15-27		1,975,000	2,334,973
SM Energy Company	6.125	11-15-22		275,000	266,750
Targa Resources Partners LP	6.500	07-15-27		997,000	1,071,775
The Oil and Gas Holding Company BSCC (C)	7.625	11-07-24		324,000	360,245
Total Capital International SA	3.127	05-29-50		1,750,000	1,804,791
Tullow Oil PLC (C)	7.000	03-01-25		240,000	156,804
Valero Energy Corp.	2.850	04-15-25		1,625,000	1,725,403
Western Midstream Operating LP	5.450	04-01-44		975,000	1,022,531
WPX Energy, Inc.	4.500	01-15-30		601,000	636,159
WPX Energy, Inc.	5.750	06-01-26		107,000	112,230
Financials 8.5%					57,582,387
Banks 5.7%
Banco Mercantil del Norte SA (6.750% to 9-27-24, then 5 Year CMT + 4.967%) (C)(F)	6.750	09-27-24		187,000	198,501
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (C)(F)	7.500	06-27-29		124,000	135,160
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (C)	3.800	08-11-26		233,000	232,711
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26		115,000	114,857
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%)	2.496	02-13-31		575,000	599,541
Bank of America Corp.	3.950	04-21-25		2,550,000	2,850,278
Barclays PLC	4.836	05-09-28		1,525,000	1,740,103
Brazil Loan Trust 1 (C)	5.477	07-24-23		105,397	110,405
CIT Group, Inc.	6.125	03-09-28		180,000	223,650
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		75,000	77,657
Citigroup, Inc.	4.400	06-10-25		3,725,000	4,225,357
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	23

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Danske Bank A/S (1.621% to 9-11-25, then 1 Year CMT + 1.350%) (C)	1.621	09-11-26		2,050,000	$2,061,777
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%)	2.129	11-24-26		2,000,000	2,029,507
Deutsche Bank AG	3.700	05-30-24		1,625,000	1,759,463
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%)	1.589	05-24-27		775,000	784,744
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		975,000	1,048,351
Intesa Sanpaolo SpA (C)	4.000	09-23-29		2,575,000	2,878,693
JPMorgan Chase & Co.	3.625	12-01-27		1,900,000	2,145,731
JPMorgan Chase Bank NA (C)	3.130	11-23-29	CNY	3,370,000	516,252
KeyBank NA	3.900	04-13-29		1,550,000	1,779,464
Mizuho Financial Group, Inc. (1.979% to 9-8-30, then 3 month LIBOR + 1.270%)	1.979	09-08-31		3,450,000	3,451,051
Park River Holdings, Inc. (C)	5.625	02-01-29		296,000	294,150
Santander Holdings USA, Inc.	3.244	10-05-26		1,600,000	1,737,155
Societe Generale SA (C)	2.625	10-16-24		2,475,000	2,609,534
Standard Chartered PLC (2.819% to 1-30-25, then 3 month LIBOR + 1.209%) (C)	2.819	01-30-26		1,500,000	1,590,201
Standard Chartered PLC (C)	5.700	03-26-44		775,000	1,037,347
Sumitomo Mitsui Financial Group, Inc.	2.142	09-23-30		875,000	867,373
Wells Fargo & Company (2.572% to 2-11-30, then 3 month LIBOR + 1.000%)	2.572	02-11-31		1,600,000	1,675,113
Capital markets 1.1%
1MDB Global Investments, Ltd.	4.400	03-09-23		1,000,000	1,000,316
1MDB Global Investments, Ltd.	4.400	03-09-23		1,000,000	1,000,438
Credit Suisse Group AG (4.207% to 6-12-23, then 3 month LIBOR + 1.240%) (C)	4.207	06-12-24		1,650,000	1,781,868
MDGH - GMTN BV (C)	2.875	11-07-29		87,000	93,090
MDGH - GMTN BV (C)	4.500	11-07-28		207,000	246,848
MV24 Capital BV (C)	6.748	06-01-34		257,399	280,115
The Goldman Sachs Group, Inc.	3.500	04-01-25		1,350,000	1,490,221
UBS Group AG (C)	3.491	05-23-23		1,750,000	1,818,432
Consumer finance 0.8%
Ally Financial, Inc.	8.000	11-01-31		405,000	588,042
Capital One Financial Corp.	3.750	03-09-27		1,550,000	1,766,974
OneMain Finance Corp.	4.000	09-15-30		139,000	140,002
OneMain Finance Corp.	7.125	03-15-26		657,000	768,690
OneMain Finance Corp.	8.875	06-01-25		137,000	153,180
Synchrony Financial	3.700	08-04-26		1,625,000	1,785,048
24	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 0.9%
Acrisure LLC (C)	4.250	02-15-29	117,000	$117,000
Acrisure LLC (C)	7.000	11-15-25	530,000	545,238
Acrisure LLC (C)	8.125	02-15-24	342,000	357,253
Alliant Holdings Intermediate LLC (C)	4.250	10-15-27	196,000	197,743
Alliant Holdings Intermediate LLC (C)	6.750	10-15-27	569,000	601,718
Five Corners Funding Trust II (C)	2.850	05-15-30	1,600,000	1,731,907
HUB International, Ltd. (C)	7.000	05-01-26	283,000	293,613
Kemper Corp.	2.400	09-30-30	1,875,000	1,896,975
Thrifts and mortgage finance 0.0%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	148,000	153,550
Health care 2.1%				13,839,987
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	1,550,000	1,714,884
Health care providers and services 1.0%
AdaptHealth LLC (C)	4.625	08-01-29	155,000	158,315
Centene Corp.	3.375	02-15-30	346,000	362,435
Centene Corp.	4.250	12-15-27	332,000	351,218
CVS Health Corp.	4.300	03-25-28	1,400,000	1,644,622
CVS Health Corp.	4.780	03-25-38	125,000	154,628
Encompass Health Corp.	4.500	02-01-28	347,000	361,314
Encompass Health Corp.	4.625	04-01-31	80,000	85,000
HCA, Inc.	3.500	09-01-30	207,000	214,992
HCA, Inc.	5.250	06-15-49	1,350,000	1,722,334
HCA, Inc.	5.375	09-01-26	383,000	436,300
Legacy LifePoint Health LLC (C)	4.375	02-15-27	96,000	97,800
LifePoint Health, Inc. (C)	5.375	01-15-29	303,000	305,273
Tenet Healthcare Corp.	4.625	07-15-24	532,000	541,470
Tenet Healthcare Corp. (C)	7.500	04-01-25	137,000	148,024
Life sciences tools and services 0.3%
Agilent Technologies, Inc.	2.100	06-04-30	1,650,000	1,696,956
Charles River Laboratories International, Inc. (C)	5.500	04-01-26	400,000	417,500
Syneos Health, Inc. (C)	3.625	01-15-29	160,000	159,952
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (C)	5.250	02-15-31	359,000	369,223
Bausch Health Companies, Inc. (C)	6.125	04-15-25	780,000	799,157
Bausch Health Companies, Inc. (C)	7.000	01-15-28	490,000	530,278
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	362,000	381,458
Endo DAC (C)	6.000	06-30-28	265,000	222,030
Endo DAC (C)	9.500	07-31-27	439,000	501,558
IQVIA, Inc. (C)	5.000	05-15-27	440,000	463,266
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Industrials 2.8%				$18,638,536
Aerospace and defense 0.4%
Bombardier, Inc. (C)	6.000	10-15-22	938,000	930,965
Signature Aviation US Holdings, Inc. (C)	4.000	03-01-28	484,000	493,380
TransDigm, Inc. (C)	6.250	03-15-26	742,000	784,813
TransDigm, Inc. (C)	8.000	12-15-25	55,000	60,156
Air freight and logistics 0.2%
FedEx Corp.	4.400	01-15-47	750,000	891,358
Gol Finance SA (C)(G)	7.000	01-31-25	310,000	271,576
Park-Ohio Industries, Inc.	6.625	04-15-27	343,000	344,718
Airlines 0.1%
Delta Air Lines, Inc. (C)	4.750	10-20-28	85,000	94,192
Delta Air Lines, Inc. (C)	7.000	05-01-25	344,000	398,898
Delta Air Lines, Inc.	7.375	01-15-26	234,000	268,825
Building products 0.2%
American Woodmark Corp. (C)	4.875	03-15-26	314,000	321,065
Griffon Corp.	5.750	03-01-28	482,000	509,715
LBM Acquisition LLC (C)	6.250	01-15-29	426,000	431,197
Commercial services and supplies 0.6%
Covanta Holding Corp.	5.000	09-01-30	349,000	366,450
Covanta Holding Corp.	5.875	07-01-25	341,000	353,788
GFL Environmental, Inc. (C)	3.750	08-01-25	359,000	366,180
GFL Environmental, Inc. (C)	5.125	12-15-26	68,000	71,740
GFL Environmental, Inc. (C)	8.500	05-01-27	324,000	358,223
Illuminate Buyer LLC (C)	9.000	07-01-28	326,000	363,392
Prime Security Services Borrower LLC (C)	5.750	04-15-26	386,000	422,593
Prime Security Services Borrower LLC (C)	6.250	01-15-28	313,000	333,345
Waste Management, Inc.	2.500	11-15-50	1,600,000	1,502,876
Construction and engineering 0.0%
IHS Netherlands Holdco BV (C)	8.000	09-18-27	89,000	95,341
Electrical equipment 0.1%
WESCO Distribution, Inc. (C)	7.250	06-15-28	435,000	488,664
Machinery 0.3%
Flowserve Corp.	3.500	10-01-30	1,875,000	1,998,022
Hillenbrand, Inc.	5.750	06-15-25	114,000	122,550
Road and rail 0.1%
CSX Corp.	2.500	05-15-51	950,000	885,472
Trading companies and distributors 0.3%
Air Lease Corp.	3.625	12-01-27	1,650,000	1,802,762
Transportation infrastructure 0.5%
Aeropuerto Internacional de Tocumen SA	5.625	05-18-36	411,000	476,250
26	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure (continued)
Aeropuerto Internacional de Tocumen SA (C)	6.000	11-18-48	601,552	$719,997
CubeSmart LP	2.000	02-15-31	1,475,000	1,459,954
DP World PLC (C)	5.625	09-25-48	198,000	247,262
DP World PLC (C)	6.850	07-02-37	123,000	165,878
DP World Salaam (6.000% to 10-1-25, then 5 Year CMT + 5.750%) (F)	6.000	10-01-25	216,000	236,939
Information technology 1.9%				13,107,703
Communications equipment 0.1%
Hughes Satellite Systems Corp.	6.625	08-01-26	523,000	591,539
ViaSat, Inc. (C)	5.625	04-15-27	434,000	456,243
Electronic equipment, instruments and components 0.3%
Flex, Ltd.	3.750	02-01-26	1,575,000	1,740,840
IT services 0.4%
IBM Corp.	1.700	05-15-27	850,000	874,180
Visa, Inc.	2.000	08-15-50	1,850,000	1,666,195
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc.	5.000	04-15-30	1,450,000	1,726,108
ON Semiconductor Corp. (C)	3.875	09-01-28	198,000	205,178
TSMC Global, Ltd. (C)	1.000	09-28-27	1,525,000	1,507,457
TSMC Global, Ltd. (C)	1.375	09-28-30	1,950,000	1,898,520
Software 0.3%
Avaya, Inc. (C)	6.125	09-15-28	205,000	217,898
Crowdstrike Holdings, Inc.	3.000	02-15-29	170,000	172,019
SS&C Technologies, Inc. (C)	5.500	09-30-27	352,000	372,772
VMware, Inc.	4.700	05-15-30	1,225,000	1,448,180
Technology hardware, storage and peripherals 0.0%
Seagate HDD Cayman (C)	3.125	07-15-29	238,000	230,574
Materials 1.8%				12,174,022
Chemicals 0.7%
CF Industries, Inc.	5.150	03-15-34	216,000	265,680
ENN Clean Energy International Investment, Ltd.	7.500	02-27-21	200,000	198,279
GCP Applied Technologies, Inc. (C)	5.500	04-15-26	561,000	572,220
Huntsman International LLC	4.500	05-01-29	1,600,000	1,842,228
INEOS Quattro Finance 2 PLC (C)	3.375	01-15-26	156,000	156,585
Nutrien, Ltd.	3.950	05-13-50	1,500,000	1,761,321
Construction materials 0.4%
Cemex SAB de CV (C)	3.875	07-11-31	774,000	774,968
Cemex SAB de CV (C)	5.450	11-19-29	385,000	420,998
Cemex SAB de CV (C)	7.375	06-05-27	168,000	189,588
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Standard Industries, Inc. (C)	3.375	01-15-31	395,000	$390,142
US Concrete, Inc. (C)	5.125	03-01-29	391,000	399,311
White Cap Buyer LLC (C)	6.875	10-15-28	527,000	547,769
Containers and packaging 0.1%
Graham Packaging Company, Inc. (C)	7.125	08-15-28	167,000	180,569
Intelligent Packaging, Ltd. (C)	6.000	09-15-28	526,000	543,095
Metals and mining 0.5%
Corp. Nacional del Cobre de Chile (C)	3.000	09-30-29	988,000	1,065,864
Corp. Nacional del Cobre de Chile	3.000	09-30-29	213,000	229,787
Corp. Nacional del Cobre de Chile	5.625	10-18-43	136,000	184,321
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	118,000	122,868
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	117,000	120,952
Hudbay Minerals, Inc. (C)	6.125	04-01-29	273,000	289,380
Indonesia Asahan Aluminium Persero PT (C)	5.710	11-15-23	195,000	216,606
Indonesia Asahan Aluminium Persero PT (C)	5.800	05-15-50	508,000	616,585
Kaiser Aluminum Corp. (C)	4.625	03-01-28	478,000	493,067
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (C)	6.875	01-15-25	277,000	281,501
Mercer International, Inc. (C)	5.125	02-01-29	305,000	310,338
Real estate 1.6%				11,089,656
Equity real estate investment trusts 1.5%
American Homes 4 Rent LP	4.250	02-15-28	2,000,000	2,283,915
Equinix, Inc.	1.800	07-15-27	825,000	846,248
Equinix, Inc.	2.150	07-15-30	850,000	848,769
MGM Growth Properties Operating Partnership LP	5.750	02-01-27	349,000	391,196
Office Properties Income Trust	4.250	05-15-24	2,050,000	2,160,061
SITE Centers Corp.	4.250	02-01-26	450,000	486,734
SITE Centers Corp.	4.700	06-01-27	1,200,000	1,339,625
WEA Finance LLC (C)	2.875	01-15-27	1,750,000	1,793,800
Real estate management and development 0.1%
Country Garden Holdings Company, Ltd.	4.800	08-06-30	200,000	215,127
Mattamy Group Corp. (C)	4.625	03-01-30	454,000	471,025
Wanda Properties International Company, Ltd.	7.250	01-29-24	247,000	253,156
Utilities 3.2%				21,747,458
Electric utilities 2.2%
Appalachian Power Company	3.700	05-01-50	1,475,000	1,674,803
Electricite de France SA (C)	4.500	09-21-28	1,400,000	1,660,417
28	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Enel Finance International NV (C)	4.625	09-14-25	1,475,000	$1,701,829
Entergy Texas, Inc.	3.550	09-30-49	1,375,000	1,534,889
Eskom Holdings SOC, Ltd. (C)	6.750	08-06-23	470,000	489,975
Eskom Holdings SOC, Ltd. (C)	7.125	02-11-25	870,000	929,367
Eskom Holdings SOC, Ltd. (C)	8.450	08-10-28	270,000	303,944
FirstEnergy Corp.	5.350	07-15-47	1,300,000	1,572,064
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	1,350,000	1,397,423
NextEra Energy Capital Holdings, Inc.	2.750	05-01-25	1,200,000	1,292,590
Vistra Operations Company LLC (C)	3.550	07-15-24	1,650,000	1,787,217
Vistra Operations Company LLC (C)	5.000	07-31-27	290,000	305,283
Independent power and renewable electricity producers 0.5%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	151,000	162,687
Calpine Corp. (C)	4.500	02-15-28	443,000	455,050
Exelon Generation Company LLC	5.600	06-15-42	2,050,000	2,351,624
Mong Duong Finance Holdings BV (C)	5.125	05-07-29	212,000	215,165
NRG Energy, Inc.	5.750	01-15-28	292,000	317,470
Multi-utilities 0.5%
CenterPoint Energy, Inc.	4.250	11-01-28	1,425,000	1,676,761
Cometa Energia SA de CV (C)	6.375	04-24-35	282,037	330,674

WEC Energy Group, Inc.	1.375	10-15-27	1,575,000	1,588,226
Term loans (I) 18.7%				$126,416,085
(Cost $127,203,231)
Communication services 2.4%				16,226,673
Diversified telecommunication services 0.8%
Cablevision Lightpath LLC, Term Loan B (1 month LIBOR + 3.250%)	3.750	11-30-27	668,325	669,996
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.250	10-02-24	939,062	938,330
Consolidated Communications, Inc., 2020 Term Loan B (1 month LIBOR + 4.750%)	5.750	10-02-27	992,513	999,162
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (E)	0.000	11-27-23	835,000	844,085
Iridium Satellite LLC, 2021 Term Loan B (1 month LIBOR + 2.750%)	3.750	11-04-26	658,321	660,382
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.871	03-01-27	650,368	645,900
Radiate Holdco LLC, 2020 Term Loan (1 month LIBOR + 3.500%)	4.250	09-25-26	785,403	784,751
Entertainment 0.2%
UFC Holdings LLC, 2019 Term Loan (6 month LIBOR + 3.250%)	4.250	04-29-26	1,100,705	1,098,504
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services 0.2%
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.621	09-13-24	797,834	$792,226
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24	542,275	542,725
Media 0.8%
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	2.871	07-31-25	1,089,742	1,075,216
Charter Communications Operating LLC, 2019 Term Loan B1 (1 month LIBOR + 1.750%)	1.880	04-30-25	599,397	598,648
Cogeco Communications USA II LP, Term Loan B (1 month LIBOR + 2.000%)	2.121	01-03-25	615,059	611,640
CSC Holdings LLC, 2017 Term Loan B1 (1 month LIBOR + 2.250%)	2.377	07-17-25	1,244,058	1,233,956
Hubbard Radio LLC, 2015 Term Loan B (3 month LIBOR + 4.250%)	5.250	03-28-25	714,095	696,693
Terrier Media Buyer, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.371	12-17-26	1,108,800	1,107,968
Wireless telecommunication services 0.4%
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%)	3.750	11-12-27	570,000	572,257
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%)	4.000	11-15-24	329,154	328,742
MTN Infrastructure TopCo, Inc., 2020 Term Loan B (1 month LIBOR + 4.000%)	5.000	11-17-24	598,496	600,178
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	1.880	04-11-25	668,887	665,697
Syniverse Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.000	03-09-23	838,069	759,617
Consumer discretionary 2.5%				16,670,402
Auto components 0.1%
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%)	3.621	04-30-26	935,714	934,255
Diversified consumer services 0.3%
Whatabrands LLC, 2020 Term Loan B (1 month LIBOR + 2.750%)	2.877	07-31-26	704,794	703,815
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%)	5.500	11-29-24	993,175	991,934
Hotels, restaurants and leisure 0.8%
Alterra Mountain Company, 2020 Term Loan B (1 month LIBOR + 4.500%)	5.500	08-01-26	163,763	164,377
Alterra Mountain Company, Term Loan B1 (1 month LIBOR + 2.750%)	2.871	07-31-24	676,903	670,771
30	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	2.342	09-15-23	1,240,438	$1,235,910
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.871	12-23-24	637,168	625,750
Golden Nugget LLC, 2017 Incremental Term Loan B (2 month LIBOR + 2.500%)	3.250	10-04-23	947,862	927,426
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-27	240,000	240,600
IRB Holding Corp., 2020 Term Loan B (6 month LIBOR + 2.750%)	3.750	02-05-25	744,260	742,816
Motion Finco LLC, Delayed Draw Term Loan B2 (3 month LIBOR + 3.250%)	3.504	11-12-26	111,318	105,718
Motion Finco LLC, USD Term Loan B1 (3 month LIBOR + 3.250%)	3.504	11-12-26	846,985	804,373
Household durables 0.1%
Weberstephen Products LLC, Term Loan B (1 month LIBOR + 3.250%)	4.000	10-30-27	600,000	601,350
Leisure products 0.2%
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.621	08-05-24	1,082,865	1,077,451
Hayward Industries, Inc., 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.500	08-04-26	260,000	259,350
Specialty retail 1.0%
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%)	5.750	09-25-24	1,379,135	1,380,115
Belron Finance US LLC, 2019 USD Term Loan B (J)	TBD	10-30-26	797,985	794,992
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.250%)	4.000	10-19-27	603,488	603,789
Michaels Stores, Inc., 2020 Term loan B (1 month LIBOR + 3.500%)	4.250	10-01-27	547,250	545,882
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%)	2.871	10-19-26	873,218	872,537
Party City Holdings, Inc., 2018 Term Loan B (3 month LIBOR + 2.500%)	3.250	08-19-22	784,239	754,219
Petco Animal Supplies, Inc., 2017 Term Loan B (3 month LIBOR + 3.250%)	4.250	01-26-23	727,176	725,808
PetSmart, Inc., 2021 Term Loan B (J)	TBD	01-27-28	310,000	306,900
PetSmart, Inc., Consenting Term Loan (3 month LIBOR + 3.500%)	4.500	03-11-22	600,919	600,264
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	31

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.7%				$11,501,114
Beverages 0.2%
Refresco Holding BV, USD Term Loan B3 (3 month LIBOR + 3.250%)	3.471	03-28-25	1,190,641	1,177,746
Food and staples retailing 0.1%
Shearer's Foods LLC, 2020 Term Loan B (3 month LIBOR + 4.000%)	4.750	09-23-27	598,500	600,164
Food products 0.8%
Chobani LLC, 2020 Term Loan B (1 month LIBOR + 3.500%)	4.500	10-20-27	658,350	660,411
Dole Food Company, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	3.750	04-06-24	1,390,242	1,389,255
Froneri US, Inc., 2020 USD 2nd Lien Term Loan (1 month LIBOR + 5.750%)	5.871	01-31-28	295,000	298,688
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.371	01-31-27	661,675	657,910
Hostess Brands LLC, 2019 Term Loan (1, 2, and 3 month LIBOR + 2.250%)	3.000	08-03-25	1,321,227	1,319,905
Nomad Foods Lux Sarl, 2017 USD Term Loan B4 (1 month LIBOR + 2.250%)	2.377	05-15-24	628,347	627,429
Upfield USA Corp., 2018 USD Term Loan B2 (6 month LIBOR + 3.000%)	3.260	07-02-25	644,475	640,608
Household products 0.3%
Diamond BC BV, 2020 USD Incremental Term Loan (1 month LIBOR + 5.000%)	6.000	09-06-24	134,663	134,326
Diamond BC BV, USD Term Loan (3 month LIBOR + 3.000%)	3.212	09-06-24	641,730	638,843
Kronos Acquisition Holdings, Inc., 2020 Term Loan B (J)	TBD	12-17-26	295,000	294,693
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (J)	TBD	12-22-26	755,000	754,215
Personal products 0.3%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%)	2.121	01-26-24	374,636	374,947
Revlon Consumer Products Corp., 2016 Term Loan B (2 and 3 month LIBOR + 3.500%)	4.250	09-07-23	968,249	396,982
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.000%)	5.000	10-01-26	1,531,591	1,534,992
Energy 0.7%				4,672,398
Energy equipment and services 0.2%
ChampionX Corp., 2018 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.625	05-09-25	626,368	626,368
32	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Covia Holdings Corp., 2020 PIK Take Back Term Loan (3 month LIBOR + 4.000%)	5.000	07-31-26	717,568	$691,556
Oil, gas and consumable fuels 0.5%
Buckeye Partners LP, 2019 Term Loan B (1 month LIBOR + 2.750%)	2.897	11-01-26	772,906	772,473
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.750%)	4.750	09-19-22	1,851,210	1,855,061
Prairie ECI Acquiror LP, Term Loan B (1 month LIBOR + 4.750%)	4.871	03-11-26	739,767	726,940
Financials 1.4%				9,479,248
Capital markets 0.2%
Blackstone CQP Holdco LP, Term Loan B (3 month LIBOR + 3.500%)	3.736	09-30-24	578,532	578,017
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (3 month LIBOR + 6.750%)	7.750	11-28-23	909,355	907,082
Diversified financial services 0.6%
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.500%)	2.621	04-04-24	1,019,787	1,018,054
AlixPartners LLP, 2021 USD Term Loan B (J)	TBD	01-28-28	800,000	799,000
Allied Universal Holdco LLC, 2019 Term Loan B (1 month LIBOR + 4.250%)	4.371	07-10-26	542,261	542,006
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	3.500	02-28-25	944,761	740,721
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.750	04-09-27	945,686	949,233
Insurance 0.6%
Acrisure LLC, 2020 Term Loan B (J)	TBD	02-15-27	590,000	586,100
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	3.371	05-09-25	999,819	994,370
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%)	3.371	12-23-26	1,118,583	1,112,061
Hub International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	04-25-25	777,521	778,493
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.250%)	4.000	09-01-27	473,813	474,111
Health care 2.3%				15,545,269
Health care equipment and supplies 0.2%
Global Medical Response, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.750	10-02-25	1,214,366	1,214,669
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	33

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 1.0%
Air Methods Corp., 2017 Term Loan B (3 month LIBOR + 3.500%)	4.500	04-22-24	1,267,958	$1,221,842
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.871	10-10-25	1,999,434	1,694,520
LifePoint Health, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	3.871	11-16-25	1,462,431	1,459,872
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	09-03-24	1,262,568	1,253,098
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24	1,460,548	1,361,961
Health care technology 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%)	3.500	03-01-24	1,046,393	1,046,393
Life sciences tools and services 0.3%
Avantor Funding, Inc., 2020 Incremental Term Loan B4 (1 month LIBOR + 2.500%)	3.500	11-08-27	1,200,000	1,203,504
PPD, Inc., Initial Term Loan (1 month LIBOR + 2.250%)	2.750	01-13-28	900,000	903,375
Pharmaceuticals 0.6%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.121	06-02-25	1,020,900	1,021,064
Catalent Pharma Solutions, Inc., Term Loan B2 (1 month LIBOR + 2.250%)	3.250	05-18-26	658,275	659,098
Endo International PLC, 2017 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-29-24	1,228,758	1,218,007
IQVIA, Inc., 2017 USD Term Loan B2 (1 month LIBOR + 1.750%)	1.871	01-17-25	687,619	686,588
McAfee LLC, 2018 USD Term Loan B (J)	TBD	09-30-24	600,000	601,278
Industrials 3.5%				24,086,240
Air freight and logistics 0.1%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	2.121	02-24-25	720,000	719,626
Airlines 0.1%
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%)	4.750	10-20-27	550,000	575,300
Building products 0.3%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	3.876	04-12-25	868,089	868,089
HNC Holdings, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.000	10-05-23	827,791	827,012
34	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
LBM Acquisition LLC, Delayed Draw Term Loan (J)	TBD	12-09-27	114,545	$114,660
LBM Acquisition LLC, Term Loan B (J)	TBD	12-17-27	515,455	515,970
Commercial services and supplies 1.0%
Camelot Finance SA, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%)	4.000	10-30-26	890,000	892,225
Clean Harbors, Inc., 2017 Term Loan B (1 month LIBOR + 1.750%)	1.871	06-28-24	575,613	574,687
GFL Environmental, Inc., 2020 Term Loan (3 month LIBOR + 3.000%)	3.500	05-30-25	588,670	590,631
Intrado Corp., 2017 Term Loan (1 and 3 month LIBOR + 4.000%)	5.000	10-10-24	1,156,199	1,136,324
Lummus Technology Holdings V LLC, (1 month LIBOR + 4.000%)	4.121	06-30-27	982,538	984,385
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.121	09-21-26	794,243	797,555
Prime Security Services Borrower LLC, 2019 Term Loan B1 (1 and 3 month LIBOR + 3.250%)	4.250	09-23-26	977,122	976,253
TruGreen LP, 2020 Term Loan (1 month LIBOR + 4.000%)	4.750	11-02-27	600,000	602,628
Electrical equipment 0.1%
Vertiv Group Corp., Term Loan B (1 month LIBOR + 3.000%)	3.144	03-02-27	843,625	844,131
Machinery 1.4%
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%)	4.250	10-08-27	560,000	561,400
Blount International, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	4.750	04-12-23	1,142,177	1,142,462
Douglas Dynamics LLC, 2020 Additional Term Loan B (1 month LIBOR + 3.750%)	4.750	06-08-26	959,052	962,649
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.121	03-29-25	1,041,060	1,029,348
Filtration Group Corp., 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.500	03-29-25	698,250	701,085
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	3.750	04-01-24	1,420,107	1,419,227
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%)	3.630	11-06-24	1,457,557	1,454,278
Titan Acquisition, Ltd., 2018 Term Loan B (6 month LIBOR + 3.000%)	3.267	03-28-25	597,232	584,260
Vertical US Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%)	4.478	07-30-27	578,550	583,051
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	35

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.645	10-23-25	786,162	$748,426
Professional services 0.3%
Creative Artists Agency LLC, 2019 Term Loan B (1 month LIBOR + 3.750%)	3.871	11-27-26	949,283	941,452
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.750%)	3.878	02-06-26	567,143	567,954
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%)	1.871	11-16-26	720,212	718,749
Road and rail 0.1%
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	2.254	12-30-26	857,216	856,144
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%)	2.371	01-02-25	799,164	796,279
Information technology 2.2%				14,895,981
Communications equipment 0.2%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.371	04-06-26	736,958	734,541
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.647	07-02-25	639,575	632,021
Electronic equipment, instruments and components 0.4%
CPI International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	07-26-24	945,476	945,873
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	02-28-25	1,147,550	1,098,779
Robertshaw US Holding Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 8.000%)	9.000	02-28-26	700,000	588,000
Software 1.1%
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%)	4.000	02-02-26	502,475	501,636
Cornerstone OnDemand, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.379	04-22-27	663,414	665,902
Finastra USA, Inc., USD 1st Lien Term Loan (3 and 6 month LIBOR + 3.500%)	4.500	06-13-24	1,015,804	996,443
Rackspace Technology Global, Inc., 2017 Incremental 1st Lien Term Loan (3 month LIBOR + 3.000%)	4.000	11-03-23	1,223,140	1,222,456
Sophia LP, 2020 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	10-07-27	610,000	611,678
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.871	04-16-25	510,239	506,989
36	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.871	04-16-25	388,537	$386,062
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	3.726	03-05-27	845,750	844,481
UKG, Inc., 2021 Term Loan (3 month LIBOR + 4.000%)	4.750	05-04-26	428,925	431,769
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.871	05-04-26	671,624	672,887
Xperi Holding Corp., 2020 Term Loan B (1 month LIBOR + 4.000%)	4.121	06-01-25	624,357	628,572
Technology hardware, storage and peripherals 0.5%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	2.750	09-19-25	952,116	953,382
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	05-16-24	911,626	912,929
TierPoint LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.750	05-06-24	921,868	921,103
Western Digital Corp., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.871	04-29-23	640,478	640,478
Materials 1.6%				10,860,747
Chemicals 0.9%
Alpha 3 BV, 2017 Term Loan B1 (3 month LIBOR + 3.000%)	4.000	01-31-24	1,396,127	1,398,864
Encapsys LLC, 2020 Term Loan B2 (1 month LIBOR + 3.250%)	4.250	11-07-24	1,265,365	1,263,783
Ferro Corp., 2018 USD Term Loan B1 (3 month LIBOR + 2.250%)	2.504	02-14-24	1,155,154	1,150,615
Gemini HDPE LLC, 2020 Term Loan B (3 month LIBOR + 3.000%)	3.500	12-31-27	880,000	873,770
INEOS US Petrochem LLC, 2021 USD Term Loan B (J)	TBD	01-21-26	275,000	275,803
PQ Corp., 2018 Term Loan B (3 month LIBOR + 2.250%)	2.462	02-07-27	497,679	496,166
PQ Corp., 2020 USD Incremental Term Loan B (3 month LIBOR + 3.000%)	4.000	02-07-27	427,296	427,510
Construction materials 0.3%
White Cap Buyer LLC, Term Loan B (6 month LIBOR + 4.000%)	4.500	10-19-27	1,753,245	1,758,838
Containers and packaging 0.1%
Graham Packaging Company, Inc., Term Loan (1 month LIBOR + 3.750%)	4.500	08-04-27	308,593	309,322
Pactiv Evergreen Group Holdings, Inc., 2020 Term Loan B2 (1 month LIBOR + 3.250%)	3.371	02-05-26	690,000	690,345
Paper and forest products 0.3%
Asplundh Tree Expert LLC, Term Loan B (1 month LIBOR + 2.500%)	2.621	09-07-27	658,350	659,719
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	37

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products (continued)
Flex Acquisition Company, Inc., 1st Lien Term Loan (3 month LIBOR + 3.000%)	4.000	12-29-23	1,556,743	$1,556,012
Real estate 0.2%				1,313,131
Equity real estate investment trusts 0.1%
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	1.879	12-20-24	780,000	773,932
Real estate management and development 0.1%
Realogy Group LLC, 2018 Term Loan B (1 month LIBOR + 2.250%)	3.000	02-08-25	542,181	539,199
Utilities 0.2%				1,164,882
Electric utilities 0.2%

Vistra Operations Company LLC, 1st Lien Term Loan B3 (1 month LIBOR + 1.750%)	1.872	12-31-25	1,164,090	1,164,882
Collateralized mortgage obligations 15.7%				$106,290,945
(Cost $106,611,417)
Commercial and residential 15.6%				105,802,884
280 Park Avenue Mortgage Trust Series 2017-280P, Class A (1 month LIBOR + 0.880%) (B)(C)	1.007	09-15-34	2,500,000	2,501,545
Arroyo Mortgage Trust Series 2018-1, Class A1 (C)(K)	3.763	04-25-48	582,756	593,137
BBCMS Mortgage Trust
Series 2018-TALL, Class A (1 month LIBOR + 0.722%) (B)(C)	0.849	03-15-37	3,200,000	3,192,946
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(C)	1.098	03-15-37	1,825,000	1,820,435
BBCMS Trust Series 2018-BXH, Class A (1 month LIBOR + 1.000%) (B)(C)	1.127	10-15-37	2,003,002	1,969,753
BB-UBS Trust
Series 2012-TFT, Class A (C)	2.892	06-05-30	2,000,000	1,980,125
Series 2012-TFT, Class B (C)(K)	3.468	06-05-30	700,000	516,894
BX Commercial Mortgage Trust
Series 2019-IMC, Class B (1 month LIBOR + 1.300%) (B)(C)	1.426	04-15-34	3,440,000	3,422,800
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (B)(C)	1.046	10-15-36	2,135,920	2,139,560
Series 2019-XL, Class B (1 month LIBOR + 1.080%) (B)(C)	1.206	10-15-36	1,423,947	1,428,653
Series 2020-BXLP, Class B (1 month LIBOR + 1.000%) (B)(C)	1.126	12-15-36	1,498,628	1,499,570
38	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BX Trust Series 2019-ATL, Class A (1 month LIBOR + 1.087%) (B)(C)	1.213	10-15-36	4,000,000	$3,989,996
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (B)(C)	1.981	11-15-31	1,216,964	1,151,532
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A (1 month LIBOR + 0.950%) (B)(C)	1.077	11-15-36	2,000,000	1,997,491
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (B)(C)	1.226	07-15-30	2,170,815	2,092,132
CHT Mortgage Trust Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (B)(C)	1.057	11-15-36	3,900,000	3,898,740
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton)
Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (B)(C)	0.956	12-15-36	3,575,000	3,563,797
Series 2019-SST2, Class A (1 month LIBOR + 0.920%) (B)(C)	1.047	12-15-36	3,040,000	3,043,819
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (B)(C)	0.288	07-25-36	164,708	164,470
CLNY Trust Series 2019-IKPR, Class A (1 month LIBOR + 1.129%) (B)(C)	1.256	11-15-38	3,500,000	3,478,299
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR3, Class C (C)(K)	4.584	10-15-45	200,000	154,128
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (B)	0.810	02-25-35	1,679,403	1,579,545
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (B)(C)	1.356	05-15-36	3,000,000	3,003,595
DBGS Mortgage Trust Series 2018-5BP, Class A (1 month LIBOR + 0.645%) (B)(C)	0.771	06-15-33	3,750,000	3,749,917
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1 (C)(K)	2.976	12-25-57	394,784	396,063
Series 2019-2A, Class A1 (C)(K)	3.558	04-25-59	925,274	931,145
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (B)(C)	0.425	11-26-35	168	150
GS Mortgage Securities Corp. Trust
Series 2018-3PCK, Class D (1 month LIBOR + 4.000%) (B)(C)	4.126	09-15-31	1,000,000	812,109
Series 2020-TWN3, Class A (1 month LIBOR + 2.000%) (B)(C)	2.126	11-15-37	2,375,000	2,382,643
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	39

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (B)	0.330	05-19-47	1,355,445	$1,330,828
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.920%) (B)(C)	1.047	12-15-34	4,050,000	4,047,490
HMH Trust Series 2017-NSS, Class E (C)	6.292	07-05-31	1,350,000	1,149,351
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.830%) (B)(C)	1.974	08-05-34	6,250,000	5,845,099
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (K)	2.859	01-25-36	466,924	413,377
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS	5.337	05-15-47	4,092,217	2,845,968
Series 2019-MARG, Class A (1 month LIBOR + 1.100%) (B)(C)	1.226	05-15-34	2,250,000	2,182,804
Key Commercial Mortgage Securities Trust Series 2019-S2, Class A1 (C)	2.656	06-15-52	2,785,657	2,912,261
LSTAR Securities Investment Trust
Series 2019-3, Class A1 (1 month LIBOR + 1.500%) (B)(C)	1.644	04-01-24	2,339,639	2,322,376
Series 2019-4, Class A1 (1 month LIBOR + 1.500%) (B)(C)	1.644	05-01-24	3,063,267	3,058,576
MBRT Series 2019-MBR, Class A (1 month LIBOR + 0.850%) (B)(C)	0.976	11-15-36	4,300,000	4,299,993
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class A (1 month LIBOR + 0.850%) (B)(C)	0.976	11-15-34	2,673,393	2,617,988
Series 2019-BPR, Class D (1 month LIBOR + 4.000%) (B)(C)	4.126	05-15-36	930,000	623,792
Series 2019-NUGS, Class A (1 month LIBOR + 0.950%) (B)(C)	2.450	12-15-36	2,200,000	2,250,884
MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV, Class C (C)(K)	4.283	10-15-30	1,800,000	1,246,496
MSCG Trust Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (B)(C)	1.026	10-15-37	1,775,000	1,774,976
MTRO Commercial Mortgage Trust Series 2019-TECH, Class A (1 month LIBOR + 0.900%) (B)(C)	1.027	12-15-33	2,375,000	2,375,000
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (C)(K)	3.834	01-15-32	1,150,000	1,221,318
RBSSP Resecuritization Trust Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (B)(C)	0.828	11-26-35	283,055	283,064
Verus Securitization Trust
Series 2019-2, Class A1 (C)(K)	3.211	05-25-59	407,092	410,561
Series 2019-3, Class A1 (C)	2.784	07-25-59	1,061,250	1,087,365
40	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (B)	0.770	01-25-45	451,556	$445,695
Series 2005-AR11, Class A1A (1 month LIBOR + 0.640%) (B)	0.770	08-25-45	1,157,977	1,155,942
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (B)	0.590	04-25-45	1,067,765	1,088,863
Series 2005-AR8, Class 1A1A (1 month LIBOR + 0.540%) (B)	0.670	07-25-45	1,060,974	1,007,462
WFRBS Commercial Mortgage Trust Series 2012-C9, Class E (C)(K)	4.810	11-15-45	400,000	350,366
U.S. Government Agency 0.1%				488,061
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	109,399	111,083

Series 4013, Class DK	3.000	02-15-31	366,970	376,978
Asset backed securities 6.8%				$46,001,670
(Cost $45,441,031)
Asset backed securities 6.8%				46,001,670
Aqua Finance Trust Series 2019-A, Class A (C)	3.140	07-16-40	1,206,866	1,238,290
Drive Auto Receivables Trust Series 2019-1, Class C	3.780	04-15-25	515,000	523,457
Ford Credit Auto Owner Trust Series 2018-1, Class A (C)	3.190	07-15-31	2,575,000	2,829,712
Hertz Vehicle Financing II LP Series 2017-1A, Class A (C)	2.960	10-25-21	328,881	329,715
Invitation Homes Trust
Series 2017-SFR2, Class A (1 month LIBOR + 0.850%) (B)(C)	0.979	12-17-36	1,885,733	1,885,733
Series 2018-SFR1, Class A (1 month LIBOR + 0.700%) (B)(C)	0.829	03-17-37	2,610,842	2,605,496
Series 2018-SFR2, Class A (1 month LIBOR + 0.900%) (B)(C)	1.026	06-17-37	3,075,131	3,077,058
Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (B)(C)	1.129	07-17-37	2,968,816	2,979,497
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1 (C)	1.426	08-15-53	2,625,000	2,639,958
Series 2020-T2, Class AT2 (C)	1.475	09-15-53	2,425,000	2,438,228
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1 (C)	1.278	08-15-52	2,900,000	2,916,907
Santander Drive Auto Receivables Trust Series 2018-1, Class E (C)	4.370	05-15-25	1,775,000	1,826,957
SMB Private Education Loan Trust
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (B)(C)	1.877	05-17-32	900,000	918,008
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (B)(C)	0.877	10-15-35	1,843,623	1,848,210
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	41

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (B)(C)	1.180	08-27-35	367,239	$367,777
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (B)(C)	1.230	10-27-36	394,043	396,325
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (B)(C)	1.080	01-25-39	225,205	226,396
Towd Point Mortgage Trust Series 2018-4, Class A1 (C)(K)	3.000	06-25-58	847,809	900,354
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1 (1 month LIBOR + 0.730%) (B)(C)	0.857	03-15-22	3,780,000	3,779,528
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1 (C)	3.967	02-25-49	538,095	539,711
Series 2020-NPL5, Class A1A (C)	2.982	03-25-50	840,850	842,168
VOLT LXXX LLC Series 2019-NPL6, Class A1A (C)	3.228	10-25-49	1,234,039	1,236,575
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A (C)	3.327	11-26-49	2,163,173	2,170,442
VOLT LXXXIV LLC Series 2019-NP10, Class A1A (C)	3.426	12-27-49	1,118,911	1,122,163
VOLT LXXXVII LLC Series 2020-NPL4, Class A1 (C)	2.981	03-25-50	2,213,196	2,219,893
World Financial Network Credit Card Master Trust Series 2018-B, Class M	3.810	07-15-25	4,100,000	4,143,112

	Shares	Value
Common stocks 0.1%		$700,036
(Cost $1,132,779)
Energy 0.1%		700,036
Energy equipment and services 0.1%
Covia Equity (L)	71,223	427,338
Paragon Offshore PLC, Litigation Trust A (L)	2,695	270
Paragon Offshore PLC, Litigation Trust B (L)	1,348	14,154
Oil, gas and consumable fuels 0.0%
Euronav NV	7	55
Oasis Petroleum, Inc. (L)	6,892	258,217
Southcross Holdings LP, Class A (H)(L)	246	2

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$16,231
(Cost $4,430)
Texas Competitive Electric Holdings Company LLC (H)(L)	11.500	10-01-20	10,820,544	16,231

42	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield*(%)	Maturity date		Par value^	Value
Short-term investments 2.9%					$19,430,921
(Cost $19,431,145)
Foreign government 0.1%					419,467
Egypt Treasury Bill	11.704	08-10-21	EGP	2,375,000	141,694
Egypt Treasury Bill	11.812	09-28-21	EGP	2,350,000	137,852
Egypt Treasury Bill	12.131	06-15-21	EGP	2,300,000	139,921

	Yield (%)	Shares	Value
Short-term funds 2.8%			19,011,454
John Hancock Collateral Trust (M)	0.1320(N)	175,583	1,757,002
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0299(N)	17,254,452	17,254,452

Total investments (Cost $659,529,105) 99.9%	$674,818,152
Other assets and liabilities, net 0.1%	933,295
Total net assets 100.0%	$675,751,447

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	43

(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $259,012,816 or 38.3% of the fund's net assets as of 1-31-21.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	All or a portion of this security is on loan as of 1-31-21.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Non-income producing security.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 1-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
44	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Mar 2021	$37,528,145	$37,566,016	$37,871
5-Year U.S. Treasury Note Futures	1,026	Long	Mar 2021	129,167,670	129,147,750	(19,920)
10-Year U.S. Treasury Note Futures	311	Short	Mar 2021	(42,813,525)	(42,616,719)	196,806
Ultra U.S. Treasury Bond Futures	312	Short	Mar 2021	(67,412,755)	(63,872,250)	3,540,505
						$3,755,262
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	1,021,000	USD	191,823	CITI	2/2/2021	—	$(5,216)
BRL	1,758,000	USD	338,322	GSI	2/2/2021	—	(17,015)
BRL	1,021,000	USD	189,959	CITI	3/2/2021	—	(3,500)
BRL	1,158,000	USD	215,302	GSI	3/2/2021	—	(3,824)
CLP	214,234,592	USD	295,362	CITI	4/29/2021	—	(3,594)
CZK	7,013,452	USD	322,303	CITI	2/8/2021	$4,722	—
CZK	1,393,750	USD	64,089	GSI	2/8/2021	899	—
CZK	6,019,792	USD	278,144	JPM	2/8/2021	2,548	—
EUR	7,100,000	GBP	6,315,256	GSI	2/12/2021	—	(35,190)
EUR	2,840,000	JPY	361,453,332	JPM	2/12/2021	—	(3,875)
EUR	7,200,000	USD	8,729,241	CITI	2/25/2021	12,683	—
EUR	4,250,000	USD	5,160,316	JPM	2/25/2021	—	(152)
EUR	503,341	USD	618,989	CITI	3/22/2021	—	(7,505)
EUR	1,607,213	USD	1,961,341	JPM	3/22/2021	—	(8,819)
GBP	6,408,382	EUR	7,100,000	JPM	2/12/2021	162,791	—
GBP	2,495,342	USD	3,407,016	GSI	2/12/2021	12,130	—
GBP	5,099,915	USD	6,927,668	JPM	2/12/2021	60,295	—
HUF	16,300,000	USD	56,033	CITI	2/18/2021	—	(640)
HUF	34,357,150	USD	118,105	GSI	2/18/2021	—	(1,346)
HUF	187,155,850	USD	636,542	JPM	2/18/2021	—	(516)
JPY	692,729,466	AUD	8,580,000	GSI	2/12/2021	56,426	—
JPY	743,689,920	AUD	9,280,000	CITI	2/25/2021	8,292	—
MXN	52,320,000	USD	2,596,887	CITI	2/25/2021	—	(50,665)
MXN	153,122,000	USD	7,725,542	JPM	2/25/2021	—	(273,658)
PLN	133,000	USD	36,118	CITI	2/8/2021	—	(411)
PLN	585,266	USD	159,005	GSI	2/8/2021	—	(1,879)
PLN	2,375,000	USD	639,840	JPM	2/8/2021	—	(2,226)
RUB	15,135,725	USD	203,867	GSI	3/22/2021	—	(4,737)
THB	6,517,000	USD	217,130	CITI	2/4/2021	610	—
THB	14,166,255	USD	469,247	GSI	2/4/2021	4,062	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	45

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	190,095	BRL	1,021,000	CITI	2/2/2021	$3,488	—
USD	330,474	BRL	1,758,000	GSI	2/2/2021	9,166	—
USD	451,361	CNY	2,944,000	CITI	4/29/2021	—	$(2,102)
USD	172,533	CNY	1,125,396	HUS	4/29/2021	—	(811)
USD	175,241	COP	612,906,000	CITI	3/19/2021	3,789	—
USD	341,533	COP	1,190,672,000	JPM	3/19/2021	8,459	—
USD	4,315,265	EUR	3,554,200	CITI	3/22/2021	—	(2,553)
USD	1,287,327	EUR	1,058,003	JPM	3/22/2021	2,013	—
USD	6,977,834	GBP	5,130,000	CITI	2/12/2021	—	(51,351)
USD	34,725	IDR	486,143,031	CITI	3/8/2021	217	—
USD	116,611	IDR	1,649,465,000	GSI	3/8/2021	—	(470)
USD	161,110	IDR	2,259,084,000	JPM	3/8/2021	757	—
USD	71,239	MXN	1,440,127	CITI	3/29/2021	1,397	—
USD	201,433	MXN	4,072,523	GSI	3/29/2021	3,928	—
USD	196,619	MXN	3,975,725	JPM	3/29/2021	3,808	—
USD	135,241	PEN	488,821	GSI	3/19/2021	860	—
USD	73,346	PEN	265,000	JPM	3/19/2021	496	—
USD	24,295	THB	730,000	GSI	2/4/2021	—	(95)
USD	1,080,354	ZAR	16,296,664	GSI	2/11/2021	4,311	—
ZAR	400,000	USD	26,483	GSI	2/11/2021	—	(72)
						$368,147	$(482,222)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.34	75,400,000	USD	$75,400,000	1.000%	Quarterly	Dec 2025	$4,162,045	$(1,671,671)	$2,490,374
Centrally cleared	CDX.NA.IG.35	84,175,000	USD	84,175,000	1.000%	Quarterly	Dec 2025	(1,916,549)	38,044	(1,878,505)
				$159,575,000				$2,245,496	$(1,633,627)	$611,869

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.34	2.892%	12,673,000	USD	$12,673,000	5.000%	Quarterly	Jun 2025	$661,933	$447,408	$1,109,341
					$12,673,000				$661,933	$447,408	$1,109,341

46	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx USD Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	10,200,000	Jun 2021	JPM	—	$(141,229)	$(141,229)
								—	$(141,229)	$(141,229)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
At 1-31-21, the aggregate cost of investments for federal income tax purposes was $664,641,922. Net unrealized appreciation aggregated to $15,397,398, of which $28,281,787 related to gross unrealized appreciation and $12,884,389 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	47

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $657,772,164) including $1,722,584 of securities loaned	$673,061,150
Affiliated investments, at value (Cost $1,756,941)	1,757,002
Total investments, at value (Cost $659,529,105)	674,818,152
Receivable for centrally cleared swaps	4,408,224
Unrealized appreciation on forward foreign currency contracts	368,147
Receivable for futures variation margin	472,827
Cash	600,938
Foreign currency, at value (Cost $232,209)	250,465
Collateral held at broker for futures contracts	2,442,201
Collateral segregated at custodian for OTC derivative contracts	130,000
Interest receivable	5,073,533
Receivable for fund shares sold	1,219,466
Receivable for investments sold	6,947,140
Receivable for securities lending income	1,409
Other assets	43,419
Total assets	696,775,921
Liabilities
Unrealized depreciation on forward foreign currency contracts	482,222
Swap contracts, at value	141,229
Distributions payable	1,346
Payable for collateral on OTC derivatives	90,000
Payable for investments purchased	10,015,683
Payable for delayed delivery securities purchased	7,875,215
Payable for fund shares repurchased	413,364
Payable upon return of securities loaned	1,756,954
Payable to affiliates
Accounting and legal services fees	50,321
Transfer agent fees	12,859
Trustees' fees	680
Other liabilities and accrued expenses	184,601
Total liabilities	21,024,474
Net assets	$675,751,447
Net assets consist of
Paid-in capital	$741,716,281
Total distributable earnings (loss)	(65,964,834)
Net assets	$675,751,447

48	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($79,638,901 ÷ 8,114,385 shares)[1]	$9.81
Class C ($3,093,758 ÷ 315,259 shares)[1]	$9.81
Class I ($51,361,800 ÷ 5,240,155 shares)	$9.80
Class R6 ($7,037,061 ÷ 717,079 shares)	$9.81
Class NAV ($534,619,927 ÷ 54,442,523 shares)	$9.82
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$10.06

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	49

STATEMENT OF OPERATIONS For the six months ended  1-31-21 (unaudited)

Investment income
Interest	$11,912,853
Securities lending	4,059
Dividends	4
Less foreign taxes withheld	(29,781)
Total investment income	11,887,135
Expenses
Investment management fees	2,449,768
Distribution and service fees	132,887
Accounting and legal services fees	65,192
Transfer agent fees	73,663
Trustees' fees	6,380
Custodian fees	71,445
State registration fees	41,613
Printing and postage	21,256
Professional fees	93,539
Other	23,789
Total expenses	2,979,532
Less expense reductions	(26,333)
Net expenses	2,953,199
Net investment income	8,933,936
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,149,378
Affiliated investments	(372)
Futures contracts	1,759,695
Forward foreign currency contracts	314,192
Swap contracts	(5,641,970)
580,923
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,958,106
Affiliated investments	61
Futures contracts	5,509,620
Forward foreign currency contracts	471,275
Swap contracts	3,241,607
20,180,669
Net realized and unrealized gain	20,761,592
Increase in net assets from operations	$29,695,528
50	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-21 (unaudited)	Year ended 7-31-20
Increase (decrease) in net assets
From operations
Net investment income	$8,933,936	$27,239,854
Net realized gain (loss)	580,923	(3,556,748)
Change in net unrealized appreciation (depreciation)	20,180,669	(9,401,630)
Increase in net assets resulting from operations	29,695,528	14,281,476
Distributions to shareholders
From earnings
Class A	(703,654)	(1,660,755)
Class C	(19,005)	(57,517)
Class I	(482,123)	(920,529)
Class R2[1]	—	(416)
Class R4[1]	—	(428)
Class R6	(81,817)	(171,361)
Class NAV	(6,214,872)	(15,041,141)
From tax return of capital
Class A	—	(809,804)
Class C	—	(28,046)
Class I	—	(448,861)
Class R6	—	(83,557)
Class NAV	—	(7,334,239)
Total distributions	(7,501,471)	(26,556,654)
From fund share transactions	(15,276,467)	(196,250,160)
Total increase (decrease)	6,917,590	(208,525,338)
Net assets
Beginning of period	668,833,857	877,359,195
End of period	$675,751,447	$668,833,857

[1]	Class R2 and Class R4 shares were fully redeemed on 10-29-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	51

Financial highlights
CLASS A SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.50	$9.57	$9.51	$9.74	$9.57	$9.73
Net investment income[2]	0.11	0.29	0.35	0.32	0.29	0.29
Net realized and unrealized gain (loss) on investments	0.29	(0.07)	0.06	(0.23)	0.17	(0.11)
Total from investment operations	0.40	0.22	0.41	0.09	0.46	0.18
Less distributions
From net investment income	(0.09)	(0.19)	(0.35)	(0.32)	(0.29)	(0.34)
From tax return of capital	—	(0.10)	—	—	—	—
Total distributions	(0.09)	(0.29)	(0.35)	(0.32)	(0.29)	(0.34)
Net asset value, end of period	$9.81	$9.50	$9.57	$9.51	$9.74	$9.57
Total return (%)[3,4]	4.22[5]	2.34	4.45	0.91	4.85	1.93
Ratios and supplemental data
Net assets, end of period (in millions)	$80	$74	$92	$60	$37	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[6]	1.22	1.20	1.18	1.17	1.17
Expenses including reductions	1.22[6]	1.21	1.19	1.17	1.16	1.17
Net investment income	2.24[6]	3.13	3.69	3.30	2.99	3.10
Portfolio turnover (%)	33	62	59	68	77	52

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
52	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.50	$9.57	$9.51	$9.74	$9.57	$9.73
Net investment income[2]	0.07	0.23	0.29	0.26	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.30	(0.08)	0.06	(0.24)	0.15	(0.12)
Total from investment operations	0.37	0.15	0.35	0.02	0.39	0.11
Less distributions
From net investment income	(0.06)	(0.15)	(0.29)	(0.25)	(0.22)	(0.27)
From tax return of capital	—	(0.07)	—	—	—	—
Total distributions	(0.06)	(0.22)	(0.29)	(0.25)	(0.22)	(0.27)
Net asset value, end of period	$9.81	$9.50	$9.57	$9.51	$9.74	$9.57
Total return (%)[3,4]	3.86[5]	1.64	3.74	0.24	4.15	1.23
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[6]	1.92	1.90	1.88	1.87	1.88
Expenses including reductions	1.92[6]	1.91	1.89	1.87	1.86	1.87
Net investment income	1.54[6]	2.45	3.12	2.72	2.44	2.47
Portfolio turnover (%)	33	62	59	68	77	52

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	53

CLASS I SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.49	$9.56	$9.49	$9.73	$9.56	$9.72
Net investment income[2]	0.12	0.32	0.38	0.36	0.33	0.33
Net realized and unrealized gain (loss) on investments	0.29	(0.08)	0.07	(0.25)	0.16	(0.12)
Total from investment operations	0.41	0.24	0.45	0.11	0.49	0.21
Less distributions
From net investment income	(0.10)	(0.20)	(0.38)	(0.35)	(0.32)	(0.37)
From tax return of capital	—	(0.11)	—	—	—	—
Total distributions	(0.10)	(0.31)	(0.38)	(0.35)	(0.32)	(0.37)
Net asset value, end of period	$9.80	$9.49	$9.56	$9.49	$9.73	$9.56
Total return (%)[3]	4.38[4]	2.65	4.87	1.13	5.21	2.25
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$42	$37	$37	$33	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[5]	0.92	0.91	0.88	0.86	0.86
Expenses including reductions	0.92[5]	0.91	0.90	0.87	0.85	0.85
Net investment income	2.56[5]	3.44	4.09	3.70	3.44	3.49
Portfolio turnover (%)	33	62	59	68	77	52

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
54	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.50	$9.57	$9.50	$9.74	$9.57	$9.73
Net investment income[2]	0.13	0.33	0.40	0.37	0.34	0.34
Net realized and unrealized gain (loss) on investments	0.29	(0.08)	0.06	(0.25)	0.16	(0.12)
Total from investment operations	0.42	0.25	0.46	0.12	0.50	0.22
Less distributions
From net investment income	(0.11)	(0.21)	(0.39)	(0.36)	(0.33)	(0.38)
From tax return of capital	—	(0.11)	—	—	—	—
Total distributions	(0.11)	(0.32)	(0.39)	(0.36)	(0.33)	(0.38)
Net asset value, end of period	$9.81	$9.50	$9.57	$9.50	$9.74	$9.57
Total return (%)[3]	4.44[4]	2.77	4.99	1.24	5.33	2.40
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$7	$6	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[5]	0.81	0.79	0.78	0.77	0.77
Expenses including reductions	0.81[5]	0.80	0.79	0.77	0.74	0.74
Net investment income	2.65[5]	3.56	4.22	3.85	3.56	3.61
Portfolio turnover (%)	33	62	59	68	77	52

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	55

CLASS NAV SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.50	$9.57	$9.51	$9.75	$9.57	$9.74
Net investment income[2]	0.13	0.34	0.40	0.37	0.34	0.34
Net realized and unrealized gain (loss) on investments	0.30	(0.08)	0.05	(0.25)	0.17	(0.13)
Total from investment operations	0.43	0.26	0.45	0.12	0.51	0.21
Less distributions
From net investment income	(0.11)	(0.22)	(0.39)	(0.36)	(0.33)	(0.38)
From tax return of capital	—	(0.11)	—	—	—	—
Total distributions	(0.11)	(0.33)	(0.39)	(0.36)	(0.33)	(0.38)
Net asset value, end of period	$9.82	$9.50	$9.57	$9.51	$9.75	$9.57
Total return (%)[3]	4.55[4]	2.68	5.00	1.25	5.43	2.27
Ratios and supplemental data
Net assets, end of period (in millions)	$535	$542	$738	$853	$1,156	$1,326
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[5]	0.80	0.78	0.77	0.75	0.75
Expenses including reductions	0.80[5]	0.79	0.77	0.76	0.74	0.74
Net investment income	2.67[5]	3.58	4.24	3.81	3.55	3.61
Portfolio turnover (%)	33	62	59	68	77	52

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
56	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Credit Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return, which consists of income on its investments and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	57

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$8,041,774	—	$8,041,774	—
Foreign government obligations	102,430,872	—	102,430,872	—
Corporate bonds	265,489,618	—	265,489,572	$46
Term loans	126,416,085	—	126,416,085	—
Collateralized mortgage obligations	106,290,945	—	106,290,945	—
Asset backed securities	46,001,670	—	46,001,670	—
Common stocks	700,036	$258,272	441,762	2
Escrow certificates	16,231	—	—	16,231
Short-term investments	19,430,921	19,011,454	419,467	—
Total investments in securities	$674,818,152	$19,269,726	$655,532,147	$16,279
Derivatives:
Assets
Futures	$3,775,182	$3,775,182	—	—
Forward foreign currency contracts	368,147	—	$368,147	—
Swap contracts	3,599,715	—	3,599,715	—
Liabilities
Futures	(19,920)	(19,920)	—	—
Forward foreign currency contracts	(482,222)	—	(482,222)	—
58	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Swap contracts	$(2,019,734)	—	$(2,019,734)	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, it could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no
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assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of January 31, 2021, the fund loaned securities valued at $1,722,584 and received $1,756,954 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
60	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended January 31, 2021 were $3,967.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2020, the fund has a short-term capital loss carryforward of $20,300,940 and a long-term capital loss carryforward of $66,261,051 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
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Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
62	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund's investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2021, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $241.9 million to $273.2 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $54.2 million to $92.5 million, as measured at each quarter end.
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Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.
During the six months ended January 31, 2021, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $949, as measured at each quarter end.There were no open purchased options contracts as of January 31, 2021.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
64	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

Credit default swaps — Buyer
During the six months ended January 31, 2021, the fund used credit default swap contracts as a buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $126.9 million to $159.6 million, as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended January 31, 2021, the fund used credit default swap contracts as a seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging up to $12.7 million, as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended January 31, 2021, the fund used total return swaps to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging up to $10.2 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$3,775,182	$(19,920)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	368,147	(482,222)
Credit	Swap contracts, at value[2]	Credit default swaps	3,599,715	(1,878,505)
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Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Swap contracts, at value[2]	Total return swaps	—	$(141,229)
			$7,743,044	$(2,521,876)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	—	$1,759,695	—	$(499,469)	$1,260,226
Currency	$(78,095)	—	$314,192	—	236,097
Credit	—	—	—	(5,142,501)	(5,142,501)
Total	$(78,095)	$1,759,695	$314,192	$(5,641,970)	$(3,646,178)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	—	$5,509,620	—	$(47,924)	$5,461,696
Currency	$77,147	—	$471,275	—	548,422
Credit	—	—	—	3,289,531	3,289,531
Total	$77,147	$5,509,620	$471,275	$3,241,607	$9,299,649

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
66	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.740% of the first $250 million of the fund’s aggregate daily net assets, b) 0.700% of the next $500 million of the fund’s aggregate daily net assets and c) 0.675% of the fund’s aggregate daily net assets in excess of $750 million. Aggregate net assets include the net assets of the fund and Manulife Global Multi-Strategy Credit Fund, a sub-fund of Manulife Investment Management I PLC. The fund has a subadvisory agreement with Stone Harbor Investment Partners LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,963
Class C	128
Class I	1,742
Class	Expense reduction
Class R6	$280
Class NAV	21,220
Total	$26,333

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2021, were equivalent to a net annual effective rate of 0.71% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	67

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $85,501 for the six months ended January 31, 2021. Of this amount, $16,397 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $69,104 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2021, CDSCs received by the Distributor amounted to $7,070 and $72 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$116,180	$44,969
Class C	16,707	1,940
Class I	—	26,355
Class R6	—	399
Total	$132,887	$73,663
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
68	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$28,400,000	1	0.670%	$529
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2021 and for the year ended July 31, 2020 were as follows:
	Six Months Ended 1-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,631,756	$34,978,661	8,452,305	$79,646,832
Distributions reinvested	72,937	702,910	263,965	2,467,286
Repurchased	(3,374,934)	(32,508,711)	(10,500,993)	(98,213,130)
Net increase (decrease)	329,759	$3,172,860	(1,784,723)	$(16,099,012)
Class C shares
Sold	81,111	$781,363	149,830	$1,419,408
Distributions reinvested	1,969	18,954	9,154	85,423
Repurchased	(125,456)	(1,209,868)	(165,701)	(1,485,702)
Net increase (decrease)	(42,376)	$(409,551)	(6,717)	$19,129
Class I shares
Sold	1,475,948	$14,290,650	2,734,927	$25,661,567
Distributions reinvested	49,813	479,613	146,868	1,369,080
Repurchased	(724,624)	(6,990,761)	(2,268,718)	(21,025,267)
Net increase	801,137	$7,779,502	613,077	$6,005,380
Class R2 shares[1]
Repurchased	—	—	(5,155)	$(49,106)
Net decrease	—	—	(5,155)	$(49,106)
Class R4 shares[1]
Repurchased	—	—	(5,155)	$(49,105)
Net decrease	—	—	(5,155)	$(49,105)
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	69

	Six Months Ended 1-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	91,327	$879,964	243,307	$2,280,858
Distributions reinvested	8,495	81,817	27,302	254,918
Repurchased	(153,957)	(1,481,584)	(267,178)	(2,475,435)
Net increase (decrease)	(54,135)	$(519,803)	3,431	$60,341
Class NAV shares
Sold	1,338,805	$12,877,629	1,853,533	$17,353,149
Distributions reinvested	644,372	6,214,872	2,392,622	22,375,380
Repurchased	(4,580,118)	(44,391,976)	(24,311,975)	(225,866,316)
Net decrease	(2,596,941)	$(25,299,475)	(20,065,820)	$(186,137,787)
Total net decrease	(1,562,556)	$(15,276,467)	(21,251,062)	$(196,250,160)

[1]	Class R2 and Class R4 shares were fully redeemed on 10-29-19.
Affiliates of the fund owned 100% of shares of Class NAV on January 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $225,869,429 and $207,753,863, respectively, for the six months ended January 31, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2021, funds within the John Hancock group of funds complex held 79.1% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	32.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	10.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	10.1%
John Hancock Funds II Alternative Asset Allocation Fund	5.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
70	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	175,583	—	$6,167,990	$(4,410,677)	$(372)	$61	$4,059	—	$1,757,002

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	71

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Stone Harbor Investment Partners LP
Portfolio Managers
James E. Craige, CFA
Kumaran K. Damodaran
Matthew Kearns, CFA
Roger M. Lavan, CFA
David A. Oliver, CFA
William W. Perry
Hunter C. Schwarz
Stuart W. Sclater-Booth
David A. Torchia
Peter J. Wilby, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
72	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
Value Equity
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management
A trusted brand
John Hancock Investment Management is a premier asset manager representing one of America’s most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC   ■   Member FINRA, SIPC
200 Berkeley Street   ■   Boston, MA 02116-5010   ■   800-225-5291   ■   jhinvestments.com
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1516394	350SA 1/21
3/2021

John Hancock
Absolute Return Currency Fund
Semiannual report 1/31/2021

A message to shareholders
Dear shareholder,
The markets rebounded from the challenges faced in early 2020 to largely post gains during the six months ended January 31, 2021. As investors regained confidence after the initial shock of the COVID-19 pandemic, credit-oriented and non-U.S. investments gradually rebounded to finish the period with healthy total returns.
Despite the early success of the vaccines, economies in the United States and worldwide have been slow to reopen, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Absolute Return Currency Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
11	Financial statements
14	Financial highlights
20	Notes to financial statements
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to achieve absolute return from investments in currency markets.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2021 (%)

The FTSE 1-Month U.S. Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last one-month Treasury Bill issue.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT

Portfolio summary
CURRENCY ALLOCATION AS OF 1/31/2021 (% of net assets)

The fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	13.23	2.69	1.53	-5.97	14.18	16.36
Class C1	14.88	2.60	1.36	-4.40	13.72	14.51
Class I2	17.08	3.65	2.21	-2.93	19.61	24.38
Class R2[1,2]	16.84	3.43	1.91	-3.02	18.35	20.83
Class R6[1,2]	17.25	3.76	2.28	-2.80	20.29	25.31
Class NAV[2]	17.19	3.75	2.35	-2.80	20.23	26.18
Index†	0.33	1.09	0.56	0.04	5.59	5.78
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.43	2.13	1.13	1.52	1.02	1.01
Net (%)	1.42	2.12	1.12	1.51	1.01	1.00
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the FTSE 1-Month U.S. Treasury Bill Index.
See the following page for footnotes.
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Absolute Return Currency Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the FTSE 1-Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	1-31-11	11,451	11,451	10,578
Class I2	1-31-11	12,438	12,438	10,578
Class R2[1,2]	1-31-11	12,083	12,083	10,578
Class R6[1,2]	1-31-11	12,531	12,531	10,578
Class NAV[2]	1-31-11	12,618	12,618	10,578
The FTSE 1-Month U.S. Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last one-month Treasury Bill issue.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 8-28-14; Class R2 shares were first offered on 3-27-15; Class R6 shares were first offered on 11-1-11. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2020	Ending value on 1-31-2021	Expenses paid during period ended 1-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$969.70	$7.40	1.49%
	Hypothetical example	1,000.00	1,017.70	7.58	1.49%
Class C	Actual expenses/actual returns	1,000.00	965.70	10.85	2.19%
	Hypothetical example	1,000.00	1,014.20	11.12	2.19%
Class I	Actual expenses/actual returns	1,000.00	970.70	5.91	1.19%
	Hypothetical example	1,000.00	1,019.20	6.06	1.19%
Class R2	Actual expenses/actual returns	1,000.00	969.80	6.65	1.34%
	Hypothetical example	1,000.00	1,018.50	6.82	1.34%
Class R6	Actual expenses/actual returns	1,000.00	972.00	5.42	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Class NAV	Actual expenses/actual returns	1,000.00	972.00	5.37	1.08%
	Hypothetical example	1,000.00	1,019.80	5.50	1.08%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	7

Fund’s investments
AS OF 1-31-21 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 100.6%				$381,146,865
(Cost $381,135,884)
U.S. Government 91.1%				344,964,907
U.S. Treasury Bill (A)	0.071	04-22-21	200,000,000	199,975,556
U.S. Treasury Bill (A)	0.080	03-18-21	145,000,000	144,989,351

	Yield (%)	Shares	Value
Short-term funds 9.5%			36,181,958

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0299(B)	36,181,958	36,181,958

Total investments (Cost $381,135,884) 100.6%	$381,146,865
Other assets and liabilities, net (0.6%)	(2,316,831)
Total net assets 100.0%	$378,830,034

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 1-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
8	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	95,793,314	USD	72,158,593	CITI	3/17/2021	$1,069,532	—
AUD	95,793,314	USD	72,158,516	DB	3/17/2021	1,069,607	—
AUD	95,793,314	USD	72,158,232	MSCS	3/17/2021	1,069,891	—
CAD	109,409,619	USD	85,728,855	CITI	3/17/2021	—	$(159,258)
CAD	109,409,619	USD	85,728,757	DB	3/17/2021	—	(159,160)
CAD	109,409,619	USD	85,781,129	MSCS	3/17/2021	—	(211,530)
EUR	82,088,059	USD	100,110,875	CITI	3/17/2021	—	(397,747)
EUR	82,088,059	USD	100,110,769	DB	3/17/2021	—	(397,637)
EUR	82,088,059	USD	100,110,440	MSCS	3/17/2021	—	(397,309)
GBP	37,253,511	USD	50,641,928	CITI	3/17/2021	412,844	—
GBP	37,253,511	USD	50,641,915	DB	3/17/2021	412,857	—
GBP	37,253,511	USD	50,641,728	MSCS	3/17/2021	413,043	—
JPY	17,161,335,570	USD	164,678,825	CITI	3/17/2021	—	(769,423)
JPY	17,161,335,570	USD	164,678,780	DB	3/17/2021	—	(769,378)
JPY	17,161,335,570	USD	164,707,230	MSCS	3/17/2021	—	(797,829)
NOK	643,463,199	USD	73,738,140	CITI	3/17/2021	1,380,430	—
NOK	643,463,199	USD	73,738,131	DB	3/17/2021	1,380,439	—
NOK	643,463,199	USD	73,737,804	MSCS	3/17/2021	1,380,766	—
NZD	77,323,594	USD	55,226,406	CITI	3/17/2021	338,777	—
NZD	77,323,594	USD	55,226,373	DB	3/17/2021	338,808	—
NZD	77,323,594	USD	55,218,049	MSCS	3/17/2021	347,130	—
SEK	733,873,265	USD	87,982,694	CITI	3/17/2021	—	(118,846)
SEK	733,873,265	USD	87,982,762	DB	3/17/2021	—	(118,912)
SEK	733,873,265	USD	87,996,666	MSCS	3/17/2021	—	(132,818)
SGD	57,356,647	USD	43,143,912	CITI	3/17/2021	32,209	—
SGD	57,356,647	USD	43,143,886	DB	3/17/2021	32,238	—
SGD	57,356,647	USD	43,143,692	MSCS	3/17/2021	32,432	—
USD	92,777,171	AUD	123,148,685	CITI	3/17/2021	—	(1,362,458)
USD	92,777,280	AUD	123,148,685	DB	3/17/2021	—	(1,362,351)
USD	92,820,586	AUD	123,148,685	MSCS	3/17/2021	—	(1,319,041)
USD	134,881,011	CAD	173,605,178	CITI	3/17/2021	—	(896,131)
USD	134,881,131	CAD	173,605,178	DB	3/17/2021	—	(896,012)
USD	135,678,241	CAD	173,605,178	MSCS	3/17/2021	—	(98,900)
USD	50,148,968	EUR	41,277,979	CITI	3/17/2021	8,222	—
USD	50,149,058	EUR	41,277,979	DB	3/17/2021	8,313	—
USD	50,149,215	EUR	41,277,979	MSCS	3/17/2021	8,469	—
USD	97,623,185	GBP	72,440,757	CITI	3/17/2021	—	(1,654,609)
USD	97,623,411	GBP	72,440,757	DB	3/17/2021	—	(1,654,382)
USD	97,616,657	GBP	72,440,757	MSCS	3/17/2021	—	(1,661,138)
USD	104,445,353	JPY	10,823,551,199	CITI	3/17/2021	1,068,678	—
USD	104,445,382	JPY	10,823,551,199	DB	3/17/2021	1,068,706	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	104,421,038	JPY	10,823,551,199	MSCS	3/17/2021	$1,044,364	—
USD	68,951,425	NOK	592,018,060	CITI	3/17/2021	—	$(161,385)
USD	68,951,467	NOK	592,018,060	DB	3/17/2021	—	(161,345)
USD	68,951,742	NOK	592,018,060	MSCS	3/17/2021	—	(161,068)
USD	54,010,229	NZD	76,267,610	CITI	3/17/2021	—	(796,114)
USD	54,010,306	NZD	76,267,610	DB	3/17/2021	—	(796,038)
USD	54,018,465	NZD	76,267,610	MSCS	3/17/2021	—	(787,879)
USD	143,909,365	SEK	1,196,858,339	CITI	3/17/2021	614,077	—
USD	143,909,280	SEK	1,196,858,339	DB	3/17/2021	613,994	—
USD	143,845,431	SEK	1,196,858,339	MSCS	3/17/2021	550,146	—
USD	33,959,366	SGD	45,233,632	CITI	3/17/2021	—	(90,966)
USD	33,959,311	SGD	45,233,632	DB	3/17/2021	—	(91,019)
USD	33,959,466	SGD	45,233,632	MSCS	3/17/2021	—	(90,866)
						$14,695,972	$(18,471,549)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 1-31-21, the aggregate cost of investments for federal income tax purposes was $381,135,884. Net unrealized depreciation aggregated to $3,764,596, of which $10,981 related to gross unrealized appreciation and $3,775,577 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
10	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $381,135,884)	$381,146,865
Unrealized appreciation on forward foreign currency contracts	14,695,972
Interest receivable	748
Receivable for fund shares sold	2,199,309
Other assets	56,372
Total assets	398,099,266
Liabilities
Unrealized depreciation on forward foreign currency contracts	18,471,549
Payable for investments purchased	748
Payable for fund shares repurchased	554,055
Payable to affiliates
Investment management fees	464
Accounting and legal services fees	38,350
Transfer agent fees	14,171
Trustees' fees	865
Other liabilities and accrued expenses	189,030
Total liabilities	19,269,232
Net assets	$378,830,034
Net assets consist of
Paid-in capital	$485,394,767
Total distributable earnings (loss)	(106,564,733)
Net assets	$378,830,034

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($11,436,785 ÷ 1,151,441 shares)[1]	$9.93
Class C ($516,809 ÷ 52,449 shares)[1]	$9.85
Class I ($136,363,067 ÷ 13,266,027 shares)	$10.28
Class R2 ($52,261 ÷ 5,087 shares)	$10.27
Class R6 ($82,459 ÷ 7,929 shares)	$10.40
Class NAV ($230,378,653 ÷ 22,091,875 shares)	$10.43
Maximum offering price per share
Class A (net asset value per share ÷ 97%)[2]	$10.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	11

STATEMENT OF OPERATIONS For the six months ended  1-31-21 (unaudited)

Investment income
Interest	$156,733
Expenses
Investment management fees	1,682,939
Distribution and service fees	21,109
Accounting and legal services fees	46,123
Transfer agent fees	84,134
Trustees' fees	4,343
Custodian fees	87,372
State registration fees	42,278
Printing and postage	22,631
Professional fees	91,040
Other	25,434
Total expenses	2,107,403
Less expense reductions	(63,066)
Net expenses	2,044,337
Net investment loss	(1,887,604)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Forward foreign currency contracts	9,394,552
9,394,552
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,791)
Forward foreign currency contracts	(17,881,487)
(17,883,278)
Net realized and unrealized loss	(8,488,726)
Decrease in net assets from operations	$(10,376,330)
12	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-21 (unaudited)	Year ended 7-31-20
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,887,604)	$2,991,207
Net realized gain	9,394,552	67,489,761
Change in net unrealized appreciation (depreciation)	(17,883,278)	12,536,982
Increase (decrease) in net assets resulting from operations	(10,376,330)	83,017,950
Distributions to shareholders
From earnings
Class A	—	(333,453)
Class C	—	(6,228)
Class I	—	(5,217,249)
Class R2	—	(1,228)
Class R6	—	(23,976)
Class NAV	—	(10,496,686)
Total distributions	—	(16,078,820)
From fund share transactions	44,205,665	(761,936,359)
Total increase (decrease)	33,829,335	(694,997,229)
Net assets
Beginning of period	345,000,699	1,039,997,928
End of period	$378,830,034	$345,000,699
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	13

Financial highlights
CLASS A SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$10.25	$8.77	$8.59	$9.54	$9.11	$8.23
Net investment income (loss)[2]	(0.07)	—[3]	0.08	0.01	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.25)	1.72	0.13	(0.96)	0.51	0.98
Total from investment operations	(0.32)	1.72	0.21	(0.95)	0.43	0.88
Less distributions
From net investment income	—	(0.24)	(0.03)	—	—	—
Net asset value, end of period	$9.93	$10.25	$8.77	$8.59	$9.54	$9.11
Total return (%)[4,5]	(3.03)[6]	20.03	2.43	(10.05)	4.83	10.56
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$12	$13	$17	$22	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[7]	1.43	1.35	1.33	1.35	1.37
Expenses including reductions	1.49[7]	1.43	1.35	1.32	1.34	1.36
Net investment income (loss)	(1.41)[7]	(0.04)	0.92	0.06	(0.83)	(1.13)
Portfolio turnover (%)[8]	0	0	0	0	0	0

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
14	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$10.20	$8.73	$8.58	$9.60	$9.23	$8.40
Net investment income (loss)[2]	(0.11)	(0.08)	0.02	(0.06)	(0.15)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.24)	1.73	0.13	(0.96)	0.52	0.99
Total from investment operations	(0.35)	1.65	0.15	(1.02)	0.37	0.83
Less distributions
From net investment income	—	(0.18)	—	—	—	—
Net asset value, end of period	$9.85	$10.20	$8.73	$8.58	$9.60	$9.23
Total return (%)[3,4]	(3.43)[5]	19.24	1.75	(10.62)	4.01	9.88
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[6]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.23[7]	2.13	2.05	2.03	2.05	2.07
Expenses including reductions	2.19[7]	2.13	2.05	2.02	2.04	2.06
Net investment income (loss)	(2.11)[7]	(0.89)	0.21	(0.67)	(1.52)	(1.81)
Portfolio turnover (%)[8]	0	0	0	0	0	0

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	15

CLASS I SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$10.59	$9.05	$8.87	$9.82	$9.35	$8.42
Net investment income (loss)[2]	(0.06)	0.05	0.11	0.04	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.25)	1.76	0.13	(0.99)	0.52	1.00
Total from investment operations	(0.31)	1.81	0.24	(0.95)	0.47	0.93
Less distributions
From net investment income	—	(0.27)	(0.06)	—	—	—
Net asset value, end of period	$10.28	$10.59	$9.05	$8.87	$9.82	$9.35
Total return (%)[3]	(2.93)[4]	20.56	2.67	(9.77)	5.13	11.05
Ratios and supplemental data
Net assets, end of period (in millions)	$136	$125	$624	$720	$397	$210
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[5]	1.13	1.07	1.04	1.04	1.05
Expenses including reductions	1.19[5]	1.12	1.06	1.03	1.03	1.04
Net investment income (loss)	(1.11)[5]	0.56	1.21	0.42	(0.49)	(0.82)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$10.59	$9.05	$8.86	$9.83	$9.38	$8.46
Net investment income (loss)[2]	(0.07)	0.01	0.09	0.01	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.25)	1.77	0.14	(0.98)	0.52	1.01
Total from investment operations	(0.32)	1.78	0.23	(0.97)	0.45	0.92
Less distributions
From net investment income	—	(0.24)	(0.04)	—	—	—
Net asset value, end of period	$10.27	$10.59	$9.05	$8.86	$9.83	$9.38
Total return (%)[3]	(3.02)[4]	20.23	2.53	(9.96)	4.90	10.87
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37[6]	1.30	1.32	1.27	1.20	1.23
Expenses including reductions	1.34[6]	1.30	1.31	1.26	1.20	1.22
Net investment income (loss)	(1.25)[6]	0.11	0.98	0.07	(0.68)	(0.98)
Portfolio turnover (%)[7]	0	0	0	0	0	0

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	17

CLASS R6 SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$10.71	$9.15	$8.96	$9.91	$9.42	$8.48
Net investment income (loss)[2]	(0.05)	0.07	0.10	0.05	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.26)	1.77	0.16	(1.00)	0.52	1.00
Total from investment operations	(0.31)	1.84	0.26	(0.95)	0.49	0.94
Less distributions
From net investment income	—	(0.28)	(0.07)	—	—	—
Net asset value, end of period	$10.40	$10.71	$9.15	$8.96	$9.91	$9.42
Total return (%)[3]	(2.80)[4]	20.58	2.87	(9.59)	5.20	11.08
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$1	$119	$137	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.02	0.95	0.94	0.95	0.96
Expenses including reductions	1.09[6]	1.01	0.95	0.92	0.92	0.93
Net investment income (loss)	(1.00)[6]	0.71	1.06	0.48	(0.32)	(0.71)
Portfolio turnover (%)[7]	0	0	0	0	0	0

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
18	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$10.74	$9.18	$8.99	$9.94	$9.45	$8.50
Net investment income (loss)[2]	(0.05)	0.04	0.12	0.04	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.26)	1.80	0.14	(0.99)	0.53	1.01
Total from investment operations	(0.31)	1.84	0.26	(0.95)	0.49	0.95
Less distributions
From net investment income	—	(0.28)	(0.07)	—	—	—
Net asset value, end of period	$10.43	$10.74	$9.18	$8.99	$9.94	$9.45
Total return (%)[3]	(2.80)[4]	20.52	2.85	(9.56)	5.19	11.05
Ratios and supplemental data
Net assets, end of period (in millions)	$230	$207	$401	$620	$860	$779
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[5]	1.01	0.94	0.92	0.93	0.94
Expenses including reductions	1.08[5]	1.00	0.93	0.92	0.92	0.93
Net investment income (loss)	(0.99)[5]	0.47	1.33	0.47	(0.41)	(0.71)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Absolute Return Currency Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve absolute return from investments in currency markets.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
20	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$381,146,865	$36,181,958	$344,964,907	—
Total investments in securities	$381,146,865	$36,181,958	$344,964,907	—
Derivatives:
Assets
Forward foreign currency contracts	$14,695,972	—	$14,695,972	—
Liabilities
Forward foreign currency contracts	(18,471,549)	—	(18,471,549)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended January 31, 2021 were $3,352.
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	21

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2020, the fund has a short-term capital loss carryforward of $37,799,806 and a long-term capital loss carryforward of $52,878,162 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
22	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $2.6 billion to $4.5 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$14,695,972	$(18,471,549)
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	23

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$14,695,972	$(18,471,549)
Totals	$14,695,972	$(18,471,549)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Citibank, N.A.	($1,482,168)	—	$1,482,168	—
Deutsche Bank AG	(1,481,272)	—	1,481,272	—
Morgan Stanley Capital Services	(812,137)	—	812,137	—
Totals	($3,775,577)	—	$3,775,577	—
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$9,394,552
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(17,881,487)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
24	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: a) 0.95% of the first $250 million of the fund’s average daily net assets; b) 0.90% of the next $250 million of the fund’s average daily net assets; c) 0.85% of the next $2 billion of the fund's average daily net assets; d) 0.83% of the next $1.5 billion of the fund's average daily net assets; and e) 0.81% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with First Quadrant, L.P. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which other expenses of the fund exceed 0.15% of the average daily net assets of the fund. For purposes of this agreement, “other expenses of the fund” means all expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) management fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor may terminate this voluntary waiver at any time upon notice to the fund.
For the six months ended January 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,196
Class C	100
Class I	23,562
Class R2	10
Class	Expense reduction
Class R6	$19
Class NAV	37,179
Total	$63,066

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2021, were equivalent to a net annual effective rate of 0.90% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	25

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,971 for the six months ended January 31, 2021. Of this amount, $1,405 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,566 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2021, CDSCs received by the Distributor amounted to $957 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$18,248	$7,069
Class C	2,794	325
Class I	—	76,731
Class R2	67	3
Class R6	—	6
Total	$21,109	$84,134
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
26	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$6,583,892	2	0.670%	$245
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2021 and for the year ended July 31, 2020 were as follows:
	Six Months Ended 1-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	229,213	$2,314,075	548,237	$5,276,020
Distributions reinvested	—	—	39,054	332,737
Repurchased	(276,622)	(2,781,414)	(864,254)	(7,620,599)
Net decrease	(47,409)	$(467,339)	(276,963)	$(2,011,842)
Class C shares
Sold	4,781	$48,416	49,134	$473,703
Distributions reinvested	—	—	731	6,228
Repurchased	(12,251)	(122,903)	(39,255)	(362,330)
Net increase (decrease)	(7,470)	$(74,487)	10,610	$117,601
Class I shares
Sold	3,802,944	$39,566,558	8,461,840	$80,899,132
Distributions reinvested	—	—	223,777	1,966,999
Repurchased	(2,376,559)	(24,733,863)	(65,801,040)	(598,768,643)
Net increase (decrease)	1,426,385	$14,832,695	(57,115,423)	$(515,902,512)
Class R2 shares
Sold	—	—	66	$600
Repurchased	—	—	(5,072)	(45,088)
Net decrease	—	—	(5,006)	$(44,488)
Class R4 shares[1]
Repurchased	—	—	(5,071)	$(45,808)
Net decrease	—	—	(5,071)	$(45,808)
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	27

	Six Months Ended 1-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	138	$1,470	1,743	$15,582
Distributions reinvested	—	—	2,703	23,976
Repurchased	(6,098)	(64,555)	(109,751)	(993,367)
Net decrease	(5,960)	$(63,085)	(105,305)	$(953,809)
Class NAV shares
Sold	3,412,905	$35,869,688	1,712,200	$16,951,428
Distributions reinvested	—	—	1,179,403	10,496,686
Repurchased	(557,462)	(5,891,807)	(27,365,290)	(270,543,615)
Net increase (decrease)	2,855,443	$29,977,881	(24,473,687)	$(243,095,501)
Total net increase (decrease)	4,220,989	$44,205,665	(81,970,845)	$(761,936,359)

[1]	Class R4 shares were fully redeemed on 10-29-19.
Affiliates of the fund owned 100% of shares of Class R2 and Class NAV on January 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
For the six months ended January 31, 2021, all purchases and sales of investments were short-term.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2021, funds within the John Hancock group of funds complex held 60.8% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.6%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	6.6%
John Hancock Funds II Alternative Asset Allocation Fund	6.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.2%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
28	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
First Quadrant, L.P.
Portfolio Managers
Jeppe F. Ladekarl
Dori S. Levanoni
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
Value Equity
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management
A trusted brand
John Hancock Investment Management is a premier asset manager representing one of America’s most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC   ■   Member FINRA, SIPC
200 Berkeley Street   ■   Boston, MA 02116-5010   ■   800-225-5291   ■   jhinvestments.com
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1516371	364SA 1/21
3/2021

John Hancock
Fundamental All Cap Core Fund
Semiannual report 1/31/2021

A message to shareholders
Dear shareholder,
The U.S. stock market finished the six months ended January 31, 2021, with a strong gain. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher during the period, with the market setting another record despite concerns over mounting COVID-19 infections.
Despite the early success of the vaccines, regional economies have been slow to reopen, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental All Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
11	Financial statements
14	Financial highlights
20	Notes to financial statements
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2021 (%)

18.53
17.98
16.61
26.80
20.48
31.48
12.42
12.38
17.09
17.69
16.68
19.63
13.79
13.30
6 month
(cumulative)
1 year
3 year
5 year
Since inception
(6-1-11)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 1/31/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 1/31/2021 (% of net assets)
Amazon.com, Inc.	7.6
Alphabet, Inc., Class A	5.3
Facebook, Inc., Class A	4.7
Lennar Corp., A Shares	4.6
Apple, Inc.	4.1
Morgan Stanley	3.8
Post Holdings, Inc.	3.3
First Hawaiian, Inc.	3.1
Bank of America Corp.	3.0
Liberty Media Corp.-Liberty Formula One, Series C	2.8
TOTAL	42.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (6-1-11)	6-month	5-year	Since inception (6-1-11)
Class A	20.44	16.50	13.19	12.61	114.57	231.38
Class C1	24.96	16.88	13.26	17.14	118.09	233.42
Class I2	27.21	18.04	14.19	18.72	129.18	260.83
Class R2[1,2]	26.74	17.69	13.81	18.47	125.80	249.32
Class R4[1,2]	27.15	17.96	13.95	18.68	128.38	253.70
Class R6[1,2]	27.34	18.17	14.08	18.80	130.46	257.46
Index†	20.48	16.68	13.30	17.98	116.24	234.68
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until November 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.40	2.10	1.10	1.49	1.34	0.99
Net (%)	1.27	1.97	0.97	1.35	1.10	0.85
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 3000 Index.
See the following page for footnotes.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 3000 Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	6-1-11	33,342	33,342	33,468
Class I2	6-1-11	36,083	36,083	33,468
Class R2[1,2]	6-1-11	34,932	34,932	33,468
Class R4[1,2]	6-1-11	35,370	35,370	33,468
Class R6[1,2]	6-1-11	35,746	35,746	33,468
The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 6-27-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares (first offered on 6-1-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectus.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2020	Ending value on 1-31-2021	Expenses paid during period ended 1-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,185.30	$6.94	1.26%
	Hypothetical example	1,000.00	1,018.90	6.41	1.26%
Class C	Actual expenses/actual returns	1,000.00	1,181.40	10.78	1.96%
	Hypothetical example	1,000.00	1,015.30	9.96	1.96%
Class I	Actual expenses/actual returns	1,000.00	1,187.20	5.29	0.96%
	Hypothetical example	1,000.00	1,020.40	4.89	0.96%
Class R2	Actual expenses/actual returns	1,000.00	1,184.70	7.43	1.35%
	Hypothetical example	1,000.00	1,018.40	6.87	1.35%
Class R4	Actual expenses/actual returns	1,000.00	1,186.80	5.51	1.00%
	Hypothetical example	1,000.00	1,020.20	5.09	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,188.00	4.69	0.85%
	Hypothetical example	1,000.00	1,020.90	4.33	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	7

Fund’s investments
AS OF 1-31-21 (unaudited)
	Shares	Value
Common stocks 97.8%		$97,807,020
(Cost $57,984,156)
Communication services 16.3%		16,279,679
Entertainment 3.3%
Liberty Media Corp.-Liberty Formula One, Series C (A)	70,134	2,821,491
Madison Square Garden Entertainment Corp. (A)	5,334	473,393
Interactive media and services 12.3%
Alphabet, Inc., Class A (A)	2,888	5,277,416
CarGurus, Inc. (A)	77,731	2,273,632
Facebook, Inc., Class A (A)	18,330	4,735,189
Media 0.7%
Liberty Broadband Corp., Series A (A)	4,812	698,558
Consumer discretionary 19.6%		19,628,728
Household durables 5.6%
Lennar Corp., A Shares	55,804	4,640,103
NVR, Inc. (A)	229	1,018,244
Internet and direct marketing retail 7.6%
Amazon.com, Inc. (A)	2,366	7,585,868
Leisure products 2.1%
Polaris, Inc.	17,760	2,072,059
Specialty retail 3.2%
Dufry AG (A)	24,014	1,291,129
Group 1 Automotive, Inc.	13,935	1,917,735
Textiles, apparel and luxury goods 1.1%
Salvatore Ferragamo SpA (A)	56,738	1,103,590
Consumer staples 8.4%		8,413,219
Beverages 2.8%
Anheuser-Busch InBev SA/NV, ADR	18,345	1,150,048
Diageo PLC, ADR	5,083	814,652
Heineken NV	8,442	880,669
Food and staples retailing 0.6%
US Foods Holding Corp. (A)	17,730	549,453
Food products 5.0%
Post Holdings, Inc. (A)	34,938	3,313,869
The Hain Celestial Group, Inc. (A)	40,989	1,704,528
Energy 4.9%		4,941,142
Energy equipment and services 0.9%
Baker Hughes Company	47,149	947,223
8	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 4.0%
Cheniere Energy, Inc. (A)	38,157	$2,416,483
Suncor Energy, Inc.	22,865	382,531
Valero Energy Corp.	21,175	1,194,905
Financials 15.4%		15,385,186
Banks 6.1%
Bank of America Corp.	100,930	2,992,575
First Hawaiian, Inc.	133,227	3,097,528
Capital markets 7.2%
KKR & Company, Inc.	36,757	1,431,685
Morgan Stanley	56,738	3,804,283
The Goldman Sachs Group, Inc.	7,357	1,994,998
Consumer finance 2.1%
American Express Company	11,932	1,387,214
Synchrony Financial	20,116	676,903
Health care 5.9%		5,889,859
Biotechnology 2.4%
Alnylam Pharmaceuticals, Inc. (A)	6,955	1,046,588
Moderna, Inc. (A)	7,621	1,319,652
Health care equipment and supplies 1.7%
Hologic, Inc. (A)	21,348	1,702,076
Health care providers and services 1.0%
Anthem, Inc.	3,411	1,012,999
Health care technology 0.8%
Change Healthcare, Inc. (A)	33,887	808,544
Industrials 8.9%		8,906,769
Electrical equipment 1.9%
Regal Beloit Corp.	8,156	1,023,415
Sensata Technologies Holding PLC (A)	15,801	861,155
Industrial conglomerates 1.9%
Roper Technologies, Inc.	4,797	1,884,789
Machinery 1.5%
Parker-Hannifin Corp.	5,698	1,507,748
Professional services 2.1%
IHS Markit, Ltd.	24,525	2,135,637
Trading companies and distributors 1.5%
United Rentals, Inc. (A)	6,148	1,494,025
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	9

	Shares	Value
Information technology 14.7%		$14,650,025
Semiconductors and semiconductor equipment 2.7%
Analog Devices, Inc.	4,302	633,814
NVIDIA Corp.	3,962	2,058,616
Software 6.5%
Microsoft Corp.	8,021	1,860,551
salesforce.com, Inc. (A)	10,118	2,282,216
Workday, Inc., Class A (A)	10,381	2,361,989
Technology hardware, storage and peripherals 5.5%
Apple, Inc.	30,588	4,036,392
Samsung Electronics Company, Ltd.	19,375	1,416,447
Real estate 3.7%		3,712,413
Equity real estate investment trusts 3.1%
American Tower Corp.	9,602	2,183,111
Crown Castle International Corp.	6,072	967,027
Real estate management and development 0.6%
Five Point Holdings LLC, Class A (A)	89,250	562,275

	Yield (%)	Shares	Value
Short-term investments 2.4%			$2,405,107
(Cost $2,405,107)
Short-term funds 2.4%			2,405,107
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0300(B)	2,405,107	2,405,107

Total investments (Cost $60,389,263) 100.2%	$100,212,127
Other assets and liabilities, net (0.2%)	(163,479)
Total net assets 100.0%	$100,048,648

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-21.
At 1-31-21, the aggregate cost of investments for federal income tax purposes was $60,515,922. Net unrealized appreciation aggregated to $39,696,205, of which $40,622,245 related to gross unrealized appreciation and $926,040 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $60,389,263)	$100,212,127
Dividends and interest receivable	85,857
Receivable for fund shares sold	139,982
Receivable from affiliates	521
Other assets	33,612
Total assets	100,472,099
Liabilities
Payable for fund shares repurchased	326,439
Payable to affiliates
Accounting and legal services fees	6,159
Transfer agent fees	8,665
Distribution and service fees	16
Trustees' fees	131
Other liabilities and accrued expenses	82,041
Total liabilities	423,451
Net assets	$100,048,648
Net assets consist of
Paid-in capital	$57,335,877
Total distributable earnings (loss)	42,712,771
Net assets	$100,048,648

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($58,974,259 ÷ 2,386,389 shares)[1]	$24.71
Class C ($5,793,287 ÷ 245,423 shares)[1]	$23.61
Class I ($19,790,941 ÷ 785,286 shares)	$25.20
Class R2 ($65,963 ÷ 2,654 shares)	$24.85
Class R4 ($66,272 ÷ 2,639 shares)	$25.11
Class R6 ($15,357,926 ÷ 607,346 shares)	$25.29
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	11

STATEMENT OF OPERATIONS For the six months ended 1-31-21 (unaudited)

Investment income
Dividends	$455,755
Interest	317
Less foreign taxes withheld	(10,417)
Total investment income	445,655
Expenses
Investment management fees	333,835
Distribution and service fees	115,485
Accounting and legal services fees	8,323
Transfer agent fees	48,286
Trustees' fees	911
Custodian fees	13,334
State registration fees	48,753
Printing and postage	19,404
Professional fees	31,643
Other	11,038
Total expenses	631,012
Less expense reductions	(51,565)
Net expenses	579,447
Net investment loss	(133,792)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,561,444
4,561,444
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,238,931
12,238,931
Net realized and unrealized gain	16,800,375
Increase in net assets from operations	$16,666,583
12	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-21 (unaudited)	Year ended 7-31-20
Increase (decrease) in net assets
From operations
Net investment loss	$(133,792)	$(24,437)
Net realized gain	4,561,444	2,738,913
Change in net unrealized appreciation (depreciation)	12,238,931	10,009,651
Increase in net assets resulting from operations	16,666,583	12,724,127
Distributions to shareholders
From earnings
Class A	(1,750,157)	(362)
Class C	(189,770)	—
Class I	(565,703)	(31,930)
Class R2	(2,791)	—
Class R4	(1,949)	(57)
Class R6	(549,070)	(33,272)
Total distributions	(3,059,440)	(65,621)
From fund share transactions	(6,290,244)	(8,842,966)
Total increase	7,316,899	3,815,540
Net assets
Beginning of period	92,731,749	88,916,209
End of period	$100,048,648	$92,731,749
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	13

Financial highlights
CLASS A SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$21.48	$18.51	$19.84	$17.95	$14.97	$16.16
Net investment income (loss)[2]	(0.04)	(0.02)	—[3]	(0.05)	0.03	—[3]
Net realized and unrealized gain (loss) on investments	4.01	2.99	0.12	3.08	2.97	(0.40)
Total from investment operations	3.97	2.97	0.12	3.03	3.00	(0.40)
Less distributions
From net investment income	—	—[3]	—	—	(0.02)	—
From net realized gain	(0.74)	—	(1.45)	(1.14)	—	(0.79)
Total distributions	(0.74)	—[3]	(1.45)	(1.14)	(0.02)	(0.79)
Net asset value, end of period	$24.71	$21.48	$18.51	$19.84	$17.95	$14.97
Total return (%)[4,5]	18.53[6]	16.05	2.60	17.14	20.07	(2.43)
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$53	$49	$49	$38	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[7]	1.40	1.36	1.33	1.35	1.28
Expenses including reductions	1.26[7]	1.27	1.28	1.28	1.26	1.27
Net investment income (loss)	(0.36)[7]	(0.11)	0.01	(0.25)	0.18	(0.03)
Portfolio turnover (%)	16	22	21	23	52	40

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$20.62	$17.89	$19.36	$17.67	$14.81	$16.11
Net investment loss[2]	(0.12)	(0.15)	(0.12)	(0.18)	(0.09)	(0.11)
Net realized and unrealized gain (loss) on investments	3.85	2.88	0.10	3.01	2.95	(0.40)
Total from investment operations	3.73	2.73	(0.02)	2.83	2.86	(0.51)
Less distributions
From net realized gain	(0.74)	—	(1.45)	(1.14)	—	(0.79)
Net asset value, end of period	$23.61	$20.62	$17.89	$19.36	$17.67	$14.81
Total return (%)[3,4]	18.14[5]	15.26	1.90	16.25	19.31	(3.14)
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$6	$6	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06[6]	2.10	2.06	2.03	2.05	1.98
Expenses including reductions	1.96[6]	1.97	1.98	1.98	1.96	1.97
Net investment loss	(1.06)[6]	(0.81)	(0.69)	(0.95)	(0.54)	(0.74)
Portfolio turnover (%)	16	22	21	23	52	40

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	15

CLASS I SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$21.86	$18.82	$20.08	$18.13	$15.12	$16.27
Net investment income (loss)[2]	(0.01)	0.04	0.06	0.01	0.07	0.04
Net realized and unrealized gain (loss) on investments	4.09	3.03	0.13	3.11	3.01	(0.39)
Total from investment operations	4.08	3.07	0.19	3.12	3.08	(0.35)
Less distributions
From net investment income	—	(0.03)	—	(0.03)	(0.07)	(0.01)
From net realized gain	(0.74)	—	(1.45)	(1.14)	—	(0.79)
Total distributions	(0.74)	(0.03)	(1.45)	(1.17)	(0.07)	(0.80)
Net asset value, end of period	$25.20	$21.86	$18.82	$20.08	$18.13	$15.12
Total return (%)[3]	18.72[4]	16.34	2.94	17.50	20.40	(2.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$18	$20	$29	$21	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[5]	1.10	1.08	1.03	1.04	0.97
Expenses including reductions	0.96[5]	0.97	0.99	0.98	0.95	0.95
Net investment income (loss)	(0.05)[5]	0.19	0.31	0.03	0.42	0.27
Portfolio turnover (%)	16	22	21	23	52	40

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$21.61	$18.64	$19.98	$18.09	$15.09	$16.26
Net investment income (loss)[2]	(0.05)	(0.04)	—	(0.05)	0.06	0.02
Net realized and unrealized gain (loss) on investments	4.03	3.01	0.11	3.09	2.99	(0.40)
Total from investment operations	3.98	2.97	0.11	3.04	3.05	(0.38)
Less distributions
From net investment income	—	—	—	(0.01)	(0.05)	—
From net realized gain	(0.74)	—	(1.45)	(1.14)	—	(0.79)
Total distributions	(0.74)	—	(1.45)	(1.15)	(0.05)	(0.79)
Net asset value, end of period	$24.85	$21.61	$18.64	$19.98	$18.09	$15.09
Total return (%)[3]	18.47[4]	15.93	2.53	17.09	20.25	(2.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45[6]	1.49	1.46	1.35	1.20	1.12
Expenses including reductions	1.35[6]	1.36	1.38	1.30	1.11	1.11
Net investment income (loss)	(0.44)[6]	(0.21)	—	(0.28)	0.35	0.13
Portfolio turnover (%)	16	22	21	23	52	40

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	17

CLASS R4 SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$21.79	$18.75	$20.03	$18.11	$15.10	$16.27
Net investment income (loss)[2]	(0.01)	0.01	0.03	(0.02)	0.07	0.03
Net realized and unrealized gain (loss) on investments	4.07	3.05	0.14	3.11	3.00	(0.40)
Total from investment operations	4.06	3.06	0.17	3.09	3.07	(0.37)
Less distributions
From net investment income	—	(0.02)	—	(0.03)	(0.06)	(0.01)
From net realized gain	(0.74)	—	(1.45)	(1.14)	—	(0.79)
Total distributions	(0.74)	(0.02)	(1.45)	(1.17)	(0.06)	(0.80)
Net asset value, end of period	$25.11	$21.79	$18.75	$20.03	$18.11	$15.10
Total return (%)[3]	18.68[4]	16.32	2.84	17.31	20.42	(2.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$1	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[6]	1.24	1.31	1.27	1.19	1.12
Expenses including reductions	1.00[6]	1.00	1.13	1.12	1.01	1.01
Net investment income (loss)	(0.10)[6]	0.06	0.15	(0.12)	0.45	0.23
Portfolio turnover (%)	16	22	21	23	52	40

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$21.92	$18.86	$20.10	$18.14	$15.12	$16.28
Net investment income[2]	0.01	0.06	0.07	0.02	0.09	0.07
Net realized and unrealized gain (loss) on investments	4.10	3.05	0.14	3.12	3.01	(0.42)
Total from investment operations	4.11	3.11	0.21	3.14	3.10	(0.35)
Less distributions
From net investment income	—	(0.05)	—	(0.04)	(0.08)	(0.02)
From net realized gain	(0.74)	—	(1.45)	(1.14)	—	(0.79)
Total distributions	(0.74)	(0.05)	(1.45)	(1.18)	(0.08)	(0.81)
Net asset value, end of period	$25.29	$21.92	$18.86	$20.10	$18.14	$15.12
Total return (%)[3]	18.80[4]	16.49	3.04	17.62	20.59	(2.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$16	$14	$13	$6	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[5]	0.99	0.96	0.93	0.95	0.86
Expenses including reductions	0.85[5]	0.85	0.88	0.88	0.85	0.84
Net investment income	0.05[5]	0.30	0.39	0.13	0.52	0.49
Portfolio turnover (%)	16	22	21	23	52	40

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
20	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$16,279,679	$16,279,679	—	—
Consumer discretionary	19,628,728	17,234,009	$2,394,719	—
Consumer staples	8,413,219	7,532,550	880,669	—
Energy	4,941,142	4,941,142	—	—
Financials	15,385,186	15,385,186	—	—
Health care	5,889,859	5,889,859	—	—
Industrials	8,906,769	8,906,769	—	—
Information technology	14,650,025	13,233,578	1,416,447	—
Real estate	3,712,413	3,712,413	—	—
Short-term investments	2,405,107	2,405,107	—	—
Total investments in securities	$100,212,127	$95,520,292	$4,691,835	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	21

recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended January 31, 2021 were $2,734.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
22	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of July 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and characterization of distributions.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate average daily net assets together with the net assets of Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	23

fund. During the six months ended January 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on November 30, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$29,488
Class C	3,142
Class I	9,780
Class R2	47
Class	Expense reduction
Class R4	$32
Class R6	9,045
Total	$51,534

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2021, were equivalent to a net annual effective rate of 0.57% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $31 for Class R4 shares for the six months ended January 31, 2021.
24	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,597 for the six months ended January 31, 2021. Of this amount, $2,575 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $13,022 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2021, CDSCs received by the Distributor amounted to $2 and $66 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$85,089	$32,920
Class C	30,093	3,495
Class I	—	10,924
Class R2	224	5
Class R4	79	3
Class R6	—	939
Total	$115,485	$48,286
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	25

Note 5—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2021 and for the year ended July 31, 2020 were as follows:
	Six Months Ended 1-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	148,146	$3,450,538	445,590	$8,264,040
Distributions reinvested	71,763	1,749,586	18	362
Repurchased	(286,642)	(6,705,871)	(642,906)	(11,796,901)
Net decrease	(66,733)	$(1,505,747)	(197,298)	$(3,532,499)
Class C shares
Sold	10,197	$229,021	54,091	$977,637
Distributions reinvested	8,141	189,770	—	—
Repurchased	(49,789)	(1,146,646)	(111,272)	(1,964,504)
Net decrease	(31,451)	$(727,855)	(57,181)	$(986,867)
Class I shares
Sold	78,643	$1,919,346	132,287	$2,518,538
Distributions reinvested	22,759	565,555	1,587	31,924
Repurchased	(139,720)	(3,295,273)	(374,103)	(6,851,225)
Net decrease	(38,318)	$(810,372)	(240,229)	$(4,300,763)
Class R2 shares
Sold	195	$4,540	1,604	$29,078
Distributions reinvested	85	2,077	—	—
Repurchased	(1,628)	(40,429)	(1,455)	(26,936)
Net increase (decrease)	(1,348)	$(33,812)	149	$2,142
Class R4 shares
Sold	49	$1,142	2,799	$54,569
Distributions reinvested	2	56	1	12
Repurchased	(1)	(22)	(682)	(12,706)
Net increase	50	$1,176	2,118	$41,875
Class R6 shares
Sold	69,297	$1,705,443	228,519	$4,320,429
Distributions reinvested	21,488	535,692	1,651	33,272
Repurchased	(221,045)	(5,454,769)	(223,125)	(4,420,555)
Net increase (decrease)	(130,260)	$(3,213,634)	7,045	$(66,854)
Total net decrease	(268,060)	$(6,290,244)	(485,396)	$(8,842,966)
26	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

Affiliates of the fund owned 97% and 39% of shares of Class R4 and Class R6, respectively, on January 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $15,423,033 and $25,104,877, respectively, for the six months ended January 31, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
Value Equity
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management
A trusted brand
John Hancock Investment Management is a premier asset manager representing one of America’s most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC   ■   Member FINRA, SIPC
200 Berkeley Street   ■   Boston, MA 02116-5010   ■   800-225-5291   ■   jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1516376	376SA 1/21
3/2021

John Hancock
Diversified Strategies Fund
Semiannual report 1/31/2021

A message to shareholders
Dear shareholder,
Financial assets produced robust, broad-based returns, with both stocks and bonds finishing the six months ended January 31, 2021, firmly in positive territory. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher during the period.
Bonds also rebounded from the challenges faced in early 2020. As investors regained confidence, credit-oriented and non-U.S. investments gradually rebounded to finish the period with healthy total returns.
Despite the early success of the vaccines, economies in the United States and worldwide have been slow to reopen, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Strategies Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
14	Financial statements
17	Financial highlights
19	Notes to financial statements
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term total return.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2021 (%)

The Blended Index is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% S&P 500 Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 1/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (9-30-11)	6-month	5-year	Since inception (9-30-11)
Class A	-7.75	1.50	2.78	-5.89	7.72	29.18
Class I1	-2.50	2.90	3.71	-0.69	15.36	40.53
Index 1†	4.72	4.00	3.34	-0.91	21.67	35.86
Index 2†	17.25	16.16	15.62	14.47	111.48	287.88
Index 3†	9.00	7.78	7.10	3.67	45.43	89.81
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I
Gross (%)	3.00	2.70
Net (%)	2.99	2.69
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 2 is the S&P 500 Index; Index 3 is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% S&P 500 Index.
See the following page for footnotes.
4	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Strategies Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class I1	9-30-11	14,053	14,053	13,586	38,788	18,981
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
The Blended Index is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% S&P 500 Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2020	Ending value on 1-31-2021	Expenses paid during period ended 1-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$990.50	$8.53	1.70%
	Hypothetical example	1,000.00	1,016.60	8.64	1.70%
Class I	Actual expenses/actual returns	1,000.00	993.10	6.98	1.39%
	Hypothetical example	1,000.00	1,018.20	7.07	1.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	7

Fund’s investments
AS OF 1-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 4.7%				$477,236
(Cost $477,213)
U.S. Government Agency 4.7%				477,236
Federal National Mortgage Association	2.500	04-13-21	475,000	477,236

	Shares	Value
Unaffiliated investment companies 2.3%		$234,218
(Cost $227,487)
Exchange-traded funds 2.3%		234,218
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,500	82,680
SPDR Bloomberg Barclays High Yield Bond ETF	1,000	108,400
VanEck Vectors Gold Miners ETF	1,250	43,138

	Contracts/Notional amount	Value
Purchased options 1.3%		$133,392
(Cost $235,522)
Calls 1.0%		100,239
Over the Counter Option on the EUR vs. GBP (Expiration Date: 6-28-21; Strike Price: EUR 0.93; Counterparty: Morgan Stanley & Company, Inc.) (A)(B)	1,000,000	6,497
Over the Counter Option on the NOK vs. SEK (Expiration Date: 3-25-21; Strike Price: NOK 0.98; Counterparty: Goldman Sachs Bank USA) (A)(B)	20,000,000	21,565
Over the Counter Option on the NOK vs. SEK (Expiration Date: 7-8-21; Strike Price: NOK 0.99; Counterparty: UBS AG) (A)(B)	10,000,000	15,783
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-11-21; Strike Price: $1.29; Counterparty: Citibank, N.A.) (A)(B)	2,000,000	11,924
Over the Counter Option on the USD vs. MXN (Expiration Date: 2-11-21; Strike Price: $20.00; Counterparty: Citibank, N.A.) (A)(B)	1,000,000	29,071
Over the Counter Option on the USD vs. ZAR (Expiration Date: 3-4-21; Strike Price: $15.40; Counterparty: Canadian Imperial Bank of Commerce) (A)(B)	1,000,000	15,399
Puts 0.3%		33,153
Over the Counter Option on the AUD vs. USD (Expiration Date: 2-12-21; Strike Price: AUD 0.77; Counterparty: Bank of America, N.A.) (A)(B)	1,500,000	10,012
8	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Option on the EUR vs. RUB (Expiration Date: 5-11-21; Strike Price: EUR 88.50; Counterparty: Goldman Sachs Bank USA) (A)(B)	2,000,000	$21,628
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-4-21; Strike Price: EUR 1.08; Counterparty: Bank of America, N.A.) (A)(B)	2,000,000	2
Over the Counter Option on the GBP vs. USD (Expiration Date: 2-5-21; Strike Price: GBP 1.35; Counterparty: Citibank, N.A.) (A)(B)	1,500,000	1,511

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 83.9%				$8,501,802
(Cost $8,501,609)
Commercial paper 75.5%				7,648,945
Apple, Inc.	0.090	03-15-21	475,000	474,950
BASF SE	0.150	02-12-21	475,000	474,983
Chariot Funding LLC	0.140	02-16-21	475,000	474,963
Emerson Electric Company	0.110	02-08-21	475,000	474,988
Gotham Funding Corp.	0.180	04-05-21	475,000	474,842
Honeywell International, Inc.	0.200	06-04-21	475,000	474,764
John Deere, Ltd.	0.140	02-08-21	475,000	474,988
JP Morgan Securities LLC	0.120	02-17-21	475,000	474,976
Jupiter Securitization Company LLC	0.200	03-16-21	475,000	474,897
Lime Funding LLC	0.200	02-03-21	475,000	474,991
Manhattan Asset Funding Company LLC	0.200	02-26-21	275,000	274,966
Philip Morris International	0.100	02-17-21	475,000	474,978
Province of British Columbia	0.195	06-09-21	475,000	474,758
PSP Capital, Inc.	0.160	02-02-21	475,000	474,996
Sanofi	0.090	02-08-21	250,000	249,995
The Coca-Cola Company	0.110	02-22-21	475,000	474,970
Westpac Banking Corp.	0.175	03-04-21	475,000	474,940
U.S. Government Agency 4.7%				474,970
Federal Home Loan Bank Discount Note	0.065	03-19-21	475,000	474,970

	Yield (%)	Shares	Value
Short-term funds 3.7%			377,887

State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0300(C)	377,887	377,887

Total investments (Cost $9,441,831) 92.2%	$9,346,648
Other assets and liabilities, net 7.8%	794,204
Total net assets 100.0%	$10,140,852

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	9

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	For this type of option, notional amounts are equivalent to number of contracts.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
10	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
CBOE Volatility Index Futures	2	Long	Feb 2021	$58,012	$64,772	$6,760
Energy Select Sector Index Futures	3	Long	Mar 2021	132,367	122,250	(10,117)
Financial Select Sector Index Futures	1	Long	Mar 2021	87,452	88,975	1,523
FTSE 100 Index Futures	10	Long	Mar 2021	891,644	871,553	(20,091)
German Euro BUND Futures	6	Long	Mar 2021	1,295,351	1,290,610	(4,741)
MSCI Emerging Markets Index Futures	8	Long	Mar 2021	551,139	530,101	(21,038)
CBOE Volatility Index Futures	2	Short	May 2021	(58,814)	(61,014)	(2,200)
Euro-BTP Italian Government Bond Futures	4	Short	Mar 2021	(732,061)	(732,644)	(583)
S&P 500 Index E-Mini Futures	39	Short	Mar 2021	(737,684)	(722,514)	15,170
						$(35,317)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	254,480	USD	200,000	CITI	2/17/2021	—	$(983)
CAD	643,107	USD	500,000	MSCS	2/17/2021	$2,944	—
JPY	52,899,555	CAD	650,000	BMO	2/17/2021	—	(3,236)
JPY	104,539,310	USD	1,000,000	BARC	2/17/2021	—	(1,832)
NOK	4,500,000	SEK	4,378,878	SCB	2/17/2021	1,269	—
SEK	4,185,344	USD	500,000	MSCS	2/17/2021	937	—
SGD	662,828	USD	500,000	SCB	2/17/2021	—	(1,044)
USD	500,000	CAD	631,243	CITI	2/17/2021	6,335	—
USD	200,000	CAD	256,820	JPM	2/17/2021	—	(847)
USD	500,000	CAD	639,715	SCB	2/17/2021	—	(291)
USD	303,707	EUR	250,000	ANZ	2/17/2021	221	—
USD	1,000,000	JPY	103,972,980	MSCS	2/17/2021	7,239	—
USD	500,000	SEK	4,141,537	MSCS	2/17/2021	4,306	—
USD	500,000	SGD	666,674	SCB	2/17/2021	—	(1,851)
						$23,251	$(10,084)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value

Exchange-traded	FTSE 100 Index	GBP	6,800.00	Feb 2021	10	100	$6,211	$(1,028)
							$6,211	$(1,028)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	11

Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro versus Pound Sterling	MSI	EUR	0.97	Jun 2021	1,000,000	$5,144	$(1,891)
Norwegian Krone versus Swedish Krona	GSI	NOK	1.00	Mar 2021	20,000,000	7,779	(7,045)
Norwegian Krone versus Swedish Krona	UBS	NOK	1.01	Jul 2021	10,000,000	6,544	(6,763)
U.S. Dollar versus Mexican Peso	CITI	USD	20.75	Feb 2021	1,000,000	5,669	(9,176)
U.S. Dollar versus South African Rand	CIBC	USD	16.30	Mar 2021	1,000,000	13,765	(4,217)
						$38,901	$(29,092)
Puts
Australian Dollar versus U.S. Dollar	BOA	AUD	0.74	Feb 2021	1,500,000	$3,466	$(1,277)
Euro versus Russian Ruble	GSI	EUR	83.50	May 2021	2,000,000	11,406	(3,119)
Euro versus U.S. Dollar	BOA	EUR	1.05	Feb 2021	2,000,000	43,065	(2)
Pound Sterling versus U.S. Dollar	CITI	GBP	1.33	Feb 2021	1,500,000	5,269	(70)
						$63,206	$(4,468)
						$102,107	$(33,560)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	USD LIBOR BBA	Fixed 0.817%	Semi-Annual	Quarterly	Jan 2025	—	$6,146	$6,146
								—	$6,146	$6,146

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

12	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BMO	Bank of Montreal
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
UBS	UBS AG
At 1-31-21, the aggregate cost of investments for federal income tax purposes was $9,338,892. Net unrealized depreciation aggregated to $42,836, of which $120,961 related to gross unrealized appreciation and $163,797 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $9,441,831)	$9,346,648
Receivable for centrally cleared swaps	308,799
Unrealized appreciation on forward foreign currency contracts	23,251
Cash	1,065
Foreign currency, at value (Cost $135,251)	134,856
Collateral held at broker for futures contracts	418,007
Dividends and interest receivable	4,000
Receivable for investments sold	43,462
Receivable from affiliates	974
Other assets	2,423
Total assets	10,283,485
Liabilities
Unrealized depreciation on forward foreign currency contracts	10,084
Written options, at value (Premiums received $108,318)	34,588
Payable for futures variation margin	27,994
Payable to affiliates
Accounting and legal services fees	349
Transfer agent fees	1,004
Trustees' fees	117
Other liabilities and accrued expenses	68,497
Total liabilities	142,633
Net assets	$10,140,852
Net assets consist of
Paid-in capital	$10,223,894
Total distributable earnings (loss)	(83,042)
Net assets	$10,140,852

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,007,249 ÷ 640,458 shares)[1]	$7.82
Class I ($5,133,603 ÷ 649,663 shares)	$7.90
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.23

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  1-31-21 (unaudited)

Investment income
Interest	$13,321
Dividends	10,634
Total investment income	23,955
Expenses
Investment management fees	52,122
Distribution and service fees	7,655
Accounting and legal services fees	578
Transfer agent fees	6,052
Trustees' fees	190
Custodian fees	31,960
Printing and postage	8,054
Professional fees	25,980
Other	7,636
Total expenses	140,227
Less expense reductions	(59,766)
Net expenses	80,461
Net investment loss	(56,506)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(36,761)
Affiliated investments	26,549
Futures contracts	113,081
Forward foreign currency contracts	(40,866)
Written options	183,612
Swap contracts	15,058
260,673
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(279,334)
Affiliated investments	(8,976)
Futures contracts	(21,824)
Forward foreign currency contracts	25,862
Written options	45,980
Swap contracts	(37,131)
(275,423)
Net realized and unrealized loss	(14,750)
Decrease in net assets from operations	$(71,256)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-21 (unaudited)	Year ended 7-31-20
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(56,506)	$4,956
Net realized gain	260,673	7,394
Change in net unrealized appreciation (depreciation)	(275,423)	164,072
Increase (decrease) in net assets resulting from operations	(71,256)	176,422
Distributions to shareholders
From earnings
Class A	(78,990)	(52,194)
Class I	(81,801)	(71,008)
Total distributions	(160,791)	(123,202)
From fund share transactions	52,945	25,670
Total increase (decrease)	(179,102)	78,890
Net assets
Beginning of period	10,319,954	10,241,064
End of period	$10,140,852	$10,319,954
16	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$8.00	$7.96	$10.13	$10.50	$10.09	$10.43
Net investment income (loss)[2]	(0.05)	(0.01)	0.05	0.07	0.12	0.17
Net realized and unrealized gain (loss) on investments	—[3]	0.13	0.01	(0.08)	0.45	(0.27)
Total from investment operations	(0.05)	0.12	0.06	(0.01)	0.57	(0.10)
Less distributions
From net investment income	—	(0.08)	—	(0.36)	(0.16)	(0.23)
From net realized gain	(0.13)	—	(2.23)	—	—	(0.01)
Total distributions	(0.13)	(0.08)	(2.23)	(0.36)	(0.16)	(0.24)
Net asset value, end of period	$7.82	$8.00	$7.96	$10.13	$10.50	$10.09
Total return (%)[4,5]	(0.95)[6]	1.17	1.23	(0.17)	5.74	(0.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$5	$32	$30
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	2.84[8]	2.96	2.57	1.89	1.71	1.77
Expenses including reductions[7]	1.70[8]	1.71	1.70	1.70	1.70	1.70
Net investment income (loss)	(1.24)[8]	(0.11)	0.63	0.62	1.22	1.67
Portfolio turnover (%)	392[9]	542[9]	173[9]	171[9]	73	55

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	17

CLASS I SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$8.08	$8.03	$10.18	$10.52	$10.12	$10.46
Net investment income (loss)[2]	(0.04)	0.02	0.08	0.05	0.16	0.20
Net realized and unrealized gain (loss) on investments	(0.01)	0.14	—[3]	—[3]	0.43	(0.27)
Total from investment operations	(0.05)	0.16	0.08	0.05	0.59	(0.07)
Less distributions
From net investment income	—	(0.11)	—	(0.39)	(0.19)	(0.26)
From net realized gain	(0.13)	—	(2.23)	—	—	(0.01)
Total distributions	(0.13)	(0.11)	(2.23)	(0.39)	(0.19)	(0.27)
Net asset value, end of period	$7.90	$8.08	$8.03	$10.18	$10.52	$10.12
Total return (%)[4]	(0.69)[5]	1.46	1.47	0.32	5.94	(0.63)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$6	$10	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	2.54[7]	2.66	2.28	1.59	1.40	1.45
Expenses including reductions[6]	1.39[7]	1.40	1.39	1.39	1.39	1.39
Net investment income (loss)	(0.93)[7]	0.20	0.93	0.66	1.53	1.98
Portfolio turnover (%)	392[8]	542[8]	173[8]	171[8]	73	55

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
18	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Strategies Fund	19

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$477,236	—	$477,236	—
Unaffiliated investment companies	234,218	$234,218	—	—
Purchased options	133,392	—	133,392	—
Short-term investments	8,501,802	377,887	8,123,915	—
Total investments in securities	$9,346,648	$612,105	$8,734,543	—
Derivatives:
Assets
Futures	$23,453	$23,453	—	—
Forward foreign currency contracts	23,251	—	$23,251	—
Swap contracts	6,146	—	6,146	—
Liabilities
Futures	(58,770)	(58,770)	—	—
Forward foreign currency contracts	(10,084)	—	(10,084)	—
Written options	(34,588)	(1,028)	(33,560)	—
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of
20	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended January 31, 2021 were $2,590.
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Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of July 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the
22	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund's investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2021, the fund used futures contracts to manage against changes in certain securities markets, gain exposure to securities markets and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging $3.6 million to $10.3 million, as measured at each quarter end.
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Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging $7.2 million to $22.6 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the six months ended January 31, 2021, the fund used purchased options contracts to manage against changes in foreign currency exchange rates, to gain exposure to foreign currencies, to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held purchased options contracts with market values ranging $62,000 to $363,000, as measured at each quarter end.
During the six months ended January 31, 2021, the fund wrote option contracts to manage against changes in foreign currency exchange rates, to gain exposure to foreign currencies, to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging $31,000 to $180,000, as measured at each quarter end.
24	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended January 31, 2021, the fund used interest rate swap contracts to manage against changes in interest rates and to manage duration of the fund.The fund held interest rate swaps with total USD notional amounts ranging $10.0 to $22.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(5,324)
Equity	Receivable/payable for futures variation margin[1]	Futures	$23,453	(53,446)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	23,251	(10,084)
Currency	Unaffiliated investments, at value[2]	Purchased options	133,392	—
Currency	Written options, at value	Written options	—	(33,560)
Equity	Written options, at value	Written options	—	(1,028)
Interest rate	Swap contracts, at value[3]	Interest rate swaps	6,146	—
			$186,242	$(103,442)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund's investments.
[3]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
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For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$23,251	$(10,084)
Purchased options	133,392	—
Written options	—	(33,560)
Totals	$156,643	$(43,644)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Australia and New Zealand Banking Group Limited	$ 221	—	—	$ 221
Bank of America, N.A.	8,735	—	—	8,735
Bank of Montreal	(3,236)	—	—	(3,236)
Barclays Bank PLC	(1,832)	—	—	(1,832)
Canadian Imperial Bank of Commerce	11,182	—	—	11,182
Citibank, N.A.	38,612	—	—	38,612
Goldman Sachs Bank USA	43,193			43,193
Goldman Sachs International	(10,164)	—	—	(10,164)
JPMorgan Chase Bank, N.A.	(847)	—	—	(847)
Morgan Stanley & Co. International PLC	(1,891)	—	—	(1,891)
Morgan Stanley & Company, Inc.	6,497			6,497
Morgan Stanley Capital Services LLC	15,426	—	—	15,426
Standard Chartered Bank	(1,917)	—	—	(1,917)
UBS AG	9,020	—	—	9,020
Totals	112,999	—	—	$112,999
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	—	$(18,044)	—	—	$15,058	$(2,986)
Currency	$(185,155)	—	$(40,866)	$163,002	—	(63,019)
Equity	(32,681)	131,125	—	20,610	—	119,054
Total	$(217,836)	$113,081	$(40,866)	$183,612	$15,058	$53,049
26	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	—	$606	—	—	$(37,131)	$(36,525)
Currency	$(175,046)	—	$25,862	$26,330	—	(122,854)
Equity	(35,707)	(22,430)	—	19,650	—	(38,487)
Total	$(210,753)	$(21,824)	$25,862	$45,980	$(37,131)	$(197,866)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.00% of the first $500 million of the fund’s average daily net assets and (b) 0.95% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
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The Advisor voluntarily agreed to reduce its management fee or, if necessary, make payments to Class A and Class I shares, in an amount equal to the amount by which the expenses of Class A and Class I shares exceed 1.70% and 1.39%, respectively, of average annual net assets (on an annualized basis). For purposes of this agreement, expenses mean all fund level and class specific operating expenses, excluding: (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), (f) short dividend expense and (g) overdraft expense. This agreement may be terminated at anytime by the Advisor upon notice to the fund.
For the six months ended January 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$29,130
Class I	30,636
Total	$59,766
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2021, were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended January 31, 2021, no sales charges were assessed.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2021, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
28	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,655	$2,963
Class I	—	3,089
Total	$7,655	$6,052
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2021 and for the year ended July 31, 2020 were as follows:
	Six Months Ended 1-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	9,999	$78,990	6,500	$52,194
Net increase	9,999	$78,990	6,500	$52,194
Class I shares
Sold	—	—	2,047	$16,908
Distributions reinvested	10,251	$81,801	8,777	71,008
Repurchased	(13,481)	(107,846)	(14,076)	(114,440)
Net decrease	(3,230)	$(26,045)	(3,252)	$(26,524)
Total net increase	6,769	$52,945	3,248	$25,670
Affiliates of the fund owned 100% of shares of Class A and Class I on January 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $6,231,535 and $8,097,299, respectively, for the six months ended January 31, 2021. Purchases and sales of U.S. Treasury obligations aggregated $0 and $2,118,464, respectively, for the six months ended January 31, 2021.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets. At January 31, 2021, the
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fund did not hold 5% or more of the net assets of the affiliated underlying fund.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Asia Pacific Total Return Bond	—	$292,601	—	$(310,174)	$26,549	$(8,976)	—	—	—
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
30	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Christopher Fellingham
Andrew Graham
Mark Holden, CFA
Nathan Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
Value Equity
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management
A trusted brand
John Hancock Investment Management is a premier asset manager representing one of America’s most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC   ■   Member FINRA, SIPC
200 Berkeley Street   ■   Boston, MA 02116-5010   ■   800-225-5291   ■   jhinvestments.com
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
392SA 1/21
3/2021

John Hancock
Multi-Asset Absolute Return Fund
Semiannual report 1/31/2021

A message to shareholders
Dear shareholder,
The markets rebounded from the challenges faced in early 2020 to largely post gains during the six months ended January 31, 2021. As investors regained confidence after the initial shock of the COVID-19 pandemic, credit-oriented and non-U.S. investments gradually rebounded to finish the period with healthy total returns.
Despite the early success of the vaccines, economies in the United States and worldwide have been slow to reopen, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset Absolute Return Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
21	Financial statements
25	Financial highlights
31	Notes to financial statements
44	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term total return.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2021 (%)

The Blended Index is 30% MSCI All Country World Index and 70% Bloomberg Barclays Global Aggregate USD Hedged Index.
The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.
The Bloomberg Barclays Global Aggregate USD Hedged Index measures performance of global investment grade debt from twenty-four local currency markets from both developed and emerging markets issuers.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 1/31/2021 (% of net assets)

COUNTRY COMPOSITION AS OF 1/31/2021 (% of net assets)
United States	63.4
France	5.5
Denmark	4.5
Japan	3.2
Germany	3.0
China	2.6
Ireland	2.5
Canada	2.1
South Korea	1.9
United Kingdom	1.7
Other countries	9.6
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

PORTFOLIO ALLOCATION AS OF 1/31/2021 (% of net assets)

Common stocks	74.9
Information technology	20.8
Health care	18.5
Consumer discretionary	10.2
Communication services	10.0
Consumer staples	5.3
Financials	4.3
Industrials	3.5
Utilities	1.5
Real estate	0.5
Energy	0.3
U.S. Government	10.7
Corporate bonds	9.6
Preferred securities	0.1
Other assets and liabilities, net	4.7
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-19-11)	6-month	5-year	Since inception (12-19-11)
Class A	-4.18	0.12	1.80	-3.07	0.58	17.64
Class C1	-0.89	0.44	1.76	0.59	2.22	17.21
Class I2	1.12	1.46	2.71	2.22	7.50	27.67
Class R2[1,2]	0.71	1.06	2.22	2.05	5.40	22.18
Class R6[1,2]	1.22	1.57	2.79	2.21	8.13	28.47
Class NAV[2]	1.23	1.58	2.82	2.22	8.14	28.81
Index 1†	0.42	1.13	0.64	0.05	5.77	5.95
Index 2†	7.78	7.08	6.34	5.10	40.77	75.17
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.53	2.23	1.23	1.62	1.12	1.01
Net (%)	1.52	2.22	1.22	1.61	1.11	1.00
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the ICE Bank of America 0-3 Month U.S. Treasury Bill Index; Index 2 is 30% MSCI All Country World Index and 70% Bloomberg Barclays Global Aggregate USD Hedged Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Multi-Asset Absolute Return Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in an index and a blended index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	12-19-11	11,721	11,721	10,595	17,517
Class I2	12-19-11	12,767	12,767	10,595	17,517
Class R2[1,2]	12-19-11	12,218	12,218	10,595	17,517
Class R6[1,2]	12-19-11	12,847	12,847	10,595	17,517
Class NAV[2]	12-19-11	12,881	12,881	10,595	17,517
The ICE Bank of America 0–3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.
The Blended Index is 30% MSCI All Country World Index and 70% Bloomberg Barclays Global Aggregate USD Hedged Index.
The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.
The Bloomberg Barclays Global Aggregate USD Hedged Index measures performance of global investment grade debt from twenty-four local currency markets from both developed and emerging markets issuers.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 8-1-12; Class R2 and Class R6 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares (first offered on 12-19-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2020, with the same investment held until January 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2020	Ending value on 1-31-2021	Expenses paid during period ended 1-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,020.60	$8.15	1.60%
	Hypothetical example	1,000.00	1,017.10	8.13	1.60%
Class C	Actual expenses/actual returns	1,000.00	1,015.90	11.69	2.30%
	Hypothetical example	1,000.00	1,013.60	11.67	2.30%
Class I	Actual expenses/actual returns	1,000.00	1,022.20	6.63	1.30%
	Hypothetical example	1,000.00	1,018.70	6.61	1.30%
Class R2	Actual expenses/actual returns	1,000.00	1,020.50	8.35	1.64%
	Hypothetical example	1,000.00	1,016.90	8.34	1.64%
Class R6	Actual expenses/actual returns	1,000.00	1,022.10	6.07	1.19%
	Hypothetical example	1,000.00	1,019.20	6.06	1.19%
Class NAV	Actual expenses/actual returns	1,000.00	1,022.20	6.01	1.18%
	Hypothetical example	1,000.00	1,019.30	6.01	1.18%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-21 (unaudited)
	Shares	Value
Common stocks 74.9%		$326,318,682
(Cost $273,877,470)
Brazil 0.1%		414,630
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	55,655	414,630
Canada 1.8%		7,674,659
National Bank of Canada	13,300	747,504
Royal Bank of Canada	37,200	3,010,909
TC Energy Corp.	29,900	1,281,579
The Bank of Nova Scotia	49,400	2,634,667
China 2.6%		11,409,926
Alibaba Group Holding, Ltd., ADR (A)	5,488	1,393,019
China Construction Bank Corp., H Shares	1,639,000	1,241,409
China Longyuan Power Group Corp., Ltd., H Shares	152,000	222,502
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	111,377	193,405
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	104,578	401,025
China Telecom Corp., Ltd., H Shares	2,762,000	802,442
ENN Energy Holdings, Ltd.	37,000	570,630
Hengan International Group Company, Ltd.	60,500	432,697
Huadong Medicine Company, Ltd., Class A	106,942	435,183
Industrial & Commercial Bank of China, Ltd., H Shares	2,284,000	1,456,896
Ping An Insurance Group Company of China, Ltd., H Shares	101,000	1,189,556
Shanghai International Port Group Company, Ltd., Class A	313,099	213,500
Sinopharm Group Company, Ltd., H Shares	507,600	1,243,951
Tencent Holdings, Ltd.	17,700	1,577,129
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	36,582
Denmark 1.5%		6,295,918
Novo Nordisk A/S, B Shares	90,370	6,295,918
France 2.4%		10,478,177
Danone SA	46,242	3,075,026
Sanofi	35,490	3,337,769
Vinci SA	43,842	4,065,382
Germany 2.0%		8,662,157
Bayer AG	51,933	3,143,131
Fresenius Medical Care AG & Company KGaA	6,983	564,916
Fresenius SE & Company KGaA	15,619	695,556
Muenchener Rueckversicherungs-Gesellschaft AG	6,620	1,755,344
Siemens AG	16,156	2,503,210
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

	Shares	Value
Hong Kong 1.2%		$5,103,099
China Everbright Environment Group, Ltd.	200,000	112,256
China Gas Holdings, Ltd.	47,400	166,823
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Mobile, Ltd.	239,000	1,453,074
China Overseas Land & Investment, Ltd.	338,000	767,791
China Resources Land, Ltd.	140,000	554,000
Guangdong Investment, Ltd.	300,000	525,440
Techtronic Industries Company, Ltd.	102,000	1,523,715
India 1.6%		7,150,143
Axis Bank, Ltd., GDR (A)	13,113	589,697
Infosys, Ltd., ADR	388,652	6,560,446
Indonesia 0.3%		1,270,356
Astra International Tbk PT	208,300	90,263
Telkom Indonesia Persero Tbk PT	5,339,300	1,180,093
Ireland 2.5%		10,976,564
Accenture PLC, Class A	18,294	4,425,684
Medtronic PLC	58,842	6,550,880
Israel 0.9%		3,829,901
Check Point Software Technologies, Ltd. (A)	29,982	3,829,901
Japan 3.0%		13,190,273
Hoya Corp.	16,900	2,162,421
KDDI Corp.	131,100	3,853,387
Nippon Telegraph & Telephone Corp.	151,700	3,791,561
Seven & i Holdings Company, Ltd.	48,800	1,863,576
Takeda Pharmaceutical Company, Ltd.	43,200	1,519,328
Mexico 0.1%		476,158
Grupo Financiero Banorte SAB de CV, Series O (A)	95,600	476,158
Peru 0.2%		622,817
Credicorp, Ltd.	4,143	622,817
Philippines 0.0%		147,866
PLDT, Inc.	5,420	147,866
South Africa 1.0%		4,314,852
Absa Group, Ltd.	41,377	310,283
Aspen Pharmacare Holdings, Ltd. (A)	28,027	264,579
FirstRand, Ltd.	11,861	37,252
Naspers, Ltd., N Shares	10,925	2,527,273
Netcare, Ltd. (A)	130,537	115,305
Remgro, Ltd.	15,952	105,632
Sanlam, Ltd.	67,069	255,556
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Shoprite Holdings, Ltd.	12,508	$115,603
Standard Bank Group, Ltd.	50,910	422,055
The Foschini Group, Ltd. (A)	21,192	143,009
Vodacom Group, Ltd.	2,244	18,305
South Korea 1.9%		8,298,623
Coway Company, Ltd. (A)	1,472	91,418
Hyundai Glovis Company, Ltd.	3,620	613,888
Hyundai Mobis Company, Ltd. (A)	4,983	1,412,128
KT&G Corp.	12,772	913,793
Samsung Electronics Company, Ltd.	37,558	2,745,754
Samsung Fire & Marine Insurance Company, Ltd.	719	107,930
SK Telecom Company, Ltd.	9,319	2,032,371
SK Telecom Company, Ltd., ADR	15,784	381,341
Switzerland 1.2%		5,367,780
Chubb, Ltd.	7,292	1,062,226
Roche Holding AG	11,133	3,842,133
Sonova Holding AG (A)	1,921	463,421
Taiwan 0.8%		3,236,545
Delta Electronics, Inc.	57,000	573,737
Taiwan Semiconductor Manufacturing Company, Ltd.	126,000	2,662,808
Thailand 0.2%		1,002,071
Advanced Info Service PCL	97,800	560,929
Bangkok Bank PCL	116,800	441,142
Turkey 0.3%		1,407,420
Akbank T.A.S. (A)	866,854	750,120
Haci Omer Sabanci Holding AS	208,846	299,368
KOC Holding AS	20,642	56,526
Turkcell Iletisim Hizmetleri AS	137,638	301,406
United Kingdom 1.4%		5,978,784
British American Tobacco PLC	59,077	2,146,724
Imperial Brands PLC	30,604	614,269
Rightmove PLC (A)	145,597	1,191,823
Unilever PLC	34,853	2,025,968
United States 47.9%		209,009,963
Akamai Technologies, Inc. (A)	22,137	2,457,871
Alphabet, Inc., Class A (A)	4,315	7,885,058
Amgen, Inc.	16,253	3,923,962
Anthem, Inc.	12,080	3,587,518
Apple, Inc.	8,953	1,181,438
Archer-Daniels-Midland Company	54,172	2,709,142
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

	Shares	Value
United States (continued)
AT&T, Inc.	204,392	$5,851,743
Automatic Data Processing, Inc.	34,203	5,647,599
AutoZone, Inc. (A)	5,407	6,047,027
Bristol-Myers Squibb Company	102,338	6,286,623
Cadence Design Systems, Inc. (A)	37,705	4,916,355
Cerner Corp.	29,716	2,380,549
Cigna Corp.	34,419	7,470,644
Cisco Systems, Inc.	191,872	8,553,654
Citrix Systems, Inc.	16,229	2,163,488
Cognizant Technology Solutions Corp., Class A	13,736	1,070,721
Comcast Corp., Class A	194,265	9,629,716
CVS Health Corp.	58,670	4,203,706
eBay, Inc.	168,786	9,538,097
Entergy Corp.	15,114	1,440,818
Expeditors International of Washington, Inc.	33,136	2,966,335
F5 Networks, Inc. (A)	8,509	1,667,339
Fiserv, Inc. (A)	39,005	4,005,423
IBM Corp.	36,254	4,318,214
Intuit, Inc.	2,220	801,931
Johnson & Johnson	60,270	9,831,845
Kellogg Company	19,146	1,128,465
Laboratory Corp. of America Holdings (A)	1,195	273,547
Lowe's Companies, Inc.	6,060	1,011,111
Mastercard, Inc., Class A	12,329	3,899,539
McKesson Corp.	15,255	2,661,540
Merck & Company, Inc.	33,787	2,603,964
Microsoft Corp.	26,336	6,108,899
Monster Beverage Corp. (A)	29,013	2,519,199
NIKE, Inc., Class B	31,315	4,183,371
Oracle Corp.	131,811	7,965,339
Paychex, Inc.	40,494	3,535,936
PepsiCo, Inc.	17,339	2,367,987
Pfizer, Inc.	73,009	2,621,023
Prosperity Bancshares, Inc.	3,335	224,912
Public Service Enterprise Group, Inc.	57,901	3,267,353
Quest Diagnostics, Inc.	8,038	1,038,108
Ross Stores, Inc.	24,315	2,706,016
Signature Bank	4,619	763,013
Simon Property Group, Inc.	8,285	769,925
Starbucks Corp.	46,059	4,458,972
Target Corp.	27,166	4,921,664
Texas Roadhouse, Inc.	43,349	3,303,627
The Estee Lauder Companies, Inc., Class A	9,111	2,156,118
The TJX Companies, Inc.	46,856	3,000,658
12	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
The Toro Company	31,371	$2,956,717
Verizon Communications, Inc.	46,751	2,559,617
Visa, Inc., Class A	18,868	3,646,241
VMware, Inc., Class A (A)	29,589	4,078,844
Walgreens Boots Alliance, Inc.	23,677	1,189,769
Xilinx, Inc.	28,900	3,773,473

Zimmer Biomet Holdings, Inc.	18,079	2,778,200
Preferred securities 0.1%		$396,055
(Cost $441,245)
Brazil 0.1%		396,055
Banco Bradesco SA	87,590	396,055

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 10.7%					$46,876,329
(Cost $46,770,338)
U.S. Government 10.7%					46,876,329
U.S. Treasury
Note	0.625	05-15-30		3,457,500	3,331,625
Note	0.625	08-15-30		3,007,100	2,888,695
Note	0.875	11-15-30		2,425,100	2,379,629
Note	1.750	11-15-29		2,234,800	2,384,252
Note	2.000	11-15-26		3,343,200	3,616,272
Note	2.250	02-15-27		5,103,100	5,602,048
Note	2.250	08-15-27		3,174,400	3,493,700
Note (D)	2.375	05-15-29		5,619,900	6,274,750
Note	2.625	02-15-29		823,300	934,478
Note (D)	2.750	02-15-28		8,111,800	9,220,519
Note	2.875	05-15-28		1,627,100	1,867,288
Note (D)	3.125	11-15-28		3,754,300	4,396,491

Treasury Inflation Protected Security	0.125	07-15-30		426,400	486,582
Corporate bonds 9.6%					$41,764,370
(Cost $38,338,678)
Australia 0.3%					1,476,583
Westpac Banking Corp.	0.500	05-17-24	EUR	400,000	499,985
Westpac Banking Corp.	0.750	07-22-21	EUR	800,000	976,598
Austria 0.2%					653,616
Erste Group Bank AG	0.750	01-17-28	EUR	500,000	653,616
Belgium 0.1%					399,238
Belfius Bank SA	1.000	06-12-28	EUR	300,000	399,238
Canada 0.3%					1,114,832
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	900,000	1,114,832
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	13

	Rate (%)	Maturity date		Par value^	Value
Denmark 3.0%					$13,173,064
Nykredit Realkredit A/S	1.000	04-01-21	DKK	18,000,000	2,941,308
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	672,570
Nykredit Realkredit A/S	1.000	10-01-50	DKK	9,259,619	1,523,729
Nykredit Realkredit A/S	2.000	10-01-50	DKK	7,079,544	1,192,997
Nykredit Realkredit A/S	2.500	10-01-47	DKK	3,908,976	672,427
Nykredit Realkredit A/S	3.000	10-01-47	DKK	3,130,584	549,127
Realkredit Danmark A/S	1.000	04-01-22	DKK	17,000,000	2,816,266
Realkredit Danmark A/S	1.000	04-01-24	DKK	12,000,000	2,040,951
Realkredit Danmark A/S	1.000	10-01-50	DKK	4,639,749	763,689
France 3.1%					13,497,755
AXA Bank Europe SCF	0.375	03-23-23	EUR	500,000	618,400
AXA Bank Europe SCF	1.375	04-18-33	EUR	700,000	997,346
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	1,113,577
AXA Home Loan SFH SA	0.050	07-05-27	EUR	600,000	746,336
BPCE SFH SA	0.375	02-10-23	EUR	900,000	1,112,408
BPCE SFH SA	0.625	05-29-31	EUR	600,000	786,895
BPCE SFH SA	3.750	09-13-21	EUR	1,100,000	1,370,122
Cie de Financement Foncier SA	0.625	02-10-23	EUR	600,000	745,165
Cie de Financement Foncier SA	2.000	05-07-24	EUR	900,000	1,181,877
HSBC SFH France SA	0.500	04-17-25	EUR	600,000	757,063
La Banque Postale Home Loan SFH SA	1.000	10-04-28	EUR	1,100,000	1,468,354
Societe Generale SFH SA	0.250	09-11-23	EUR	2,100,000	2,600,212
Germany 1.0%					4,218,028
DZ HYP AG	0.500	06-16-26	EUR	2,100,000	2,675,567
DZ HYP AG	0.875	04-17-34	EUR	500,000	678,173
Landesbank Hessen-Thueringen Girozentrale, Zero Coupon	0.000	07-03-24	EUR	700,000	864,288
Japan 0.2%					1,004,350
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	800,000	1,004,350
Netherlands 0.3%					1,412,696
Cooperatieve Rabobank UA	0.875	02-08-28	EUR	100,000	131,771
de Volksbank NV	0.500	01-30-26	EUR	800,000	1,015,389
de Volksbank NV	0.750	10-24-31	EUR	100,000	132,672
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	100,000	132,864
New Zealand 0.2%					873,700
Westpac Securities NZ, Ltd.	0.500	01-17-24	EUR	700,000	873,700
Norway 0.6%					2,822,452
DNB Boligkreditt AS	0.375	11-14-23	EUR	300,000	372,926
Eika Boligkreditt AS	0.875	02-01-29	EUR	700,000	923,219
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	1,200,000	1,526,307
14	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom 0.3%					$1,118,056
Lloyds Bank PLC	0.125	06-18-26	EUR	900,000	1,118,056

Total investments (Cost $359,427,731) 95.3%	$415,355,436
Other assets and liabilities, net 4.7%	20,642,878
Total net assets 100.0%	$435,998,314

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	26	Long	Mar 2021	$3,562,145	$3,564,844	$2,699
Euro-Bund Futures	17	Long	Mar 2021	3,650,640	3,658,374	7,734
ASX SPI 200 Index Futures	26	Short	Mar 2021	(3,287,885)	(3,232,439)	55,446
Euro STOXX 50 Index Futures	192	Short	Mar 2021	(8,212,234)	(8,078,152)	134,082
Euro-BOBL Futures	222	Short	Mar 2021	(36,380,067)	(36,442,775)	(62,708)
FTSE 100 Index Futures	37	Short	Mar 2021	(3,304,829)	(3,208,255)	96,574
Long Gilt Futures	85	Short	Mar 2021	(15,645,231)	(15,615,263)	29,968
Mini MSCI Emerging Markets Index Futures	374	Short	Mar 2021	(23,444,291)	(24,799,940)	(1,355,649)
Nikkei 225 Mini Index Futures	243	Short	Mar 2021	(6,188,787)	(6,460,977)	(272,190)
S&P 500 E-Mini Index Futures	247	Short	Mar 2021	(45,340,095)	(45,759,220)	(419,125)
						$(1,783,169)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	478,000	JPY	37,414,375	BNP	3/3/2021	$8,086	—
AUD	1,180,000	JPY	92,540,353	GSI	3/3/2021	18,256	—
AUD	764,000	JPY	61,214,583	JPM	3/3/2021	—	$(581)
AUD	58,136	USD	44,634	BARC	3/3/2021	—	(197)
AUD	336,239	USD	258,225	BNP	3/3/2021	—	(1,216)
AUD	1,829,841	USD	1,399,625	GSI	3/3/2021	—	(960)
AUD	955,713	USD	743,060	JPM	3/3/2021	—	(12,547)
CAD	855,364	AUD	882,000	BNP	3/3/2021	—	(5,212)
CAD	286,069	EUR	182,000	BNP	3/3/2021	2,731	—
CAD	137,422	EUR	88,000	JPM	3/3/2021	619	—
CAD	1,445,000	JPY	116,545,709	BNP	3/3/2021	17,167	—
CAD	540,000	JPY	43,960,903	GSI	3/3/2021	2,524	—
CAD	6,608,780	NOK	44,334,382	BARC	3/3/2021	—	(7,429)
CAD	3,735,220	NOK	25,161,168	GSI	3/3/2021	—	(16,317)
CAD	460,000	USD	359,877	BARC	3/3/2021	—	(124)
CAD	4,030,658	USD	3,113,218	BNP	3/3/2021	39,050	—
CAD	2,193,647	USD	1,719,000	GSI	3/3/2021	—	(3,408)
CAD	559,000	USD	439,672	JPM	3/3/2021	—	(2,493)
CHF	95,000	USD	108,261	BNP	3/3/2021	—	(1,531)
CHF	112,000	USD	126,038	JPM	3/3/2021	—	(208)
DKK	1,934,000	USD	316,780	BNP	3/3/2021	—	(1,056)
DKK	14,923,000	USD	2,450,205	GSI	3/3/2021	—	(14,036)
DKK	3,595,000	USD	592,591	JPM	3/3/2021	—	(5,710)
16	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	157,000	AUD	250,473	BNP	3/3/2021	—	$(814)
EUR	163,000	CAD	256,518	BNP	3/3/2021	—	(2,692)
EUR	564,000	JPY	71,353,735	GSI	3/3/2021	$3,466	—
EUR	6,904,000	JPY	873,958,125	JPM	3/3/2021	37,577	—
EUR	1,784,000	NOK	18,527,605	GSI	3/3/2021	3,169	—
EUR	519,934	USD	631,667	BOA	3/3/2021	—	(332)
EUR	930,242	USD	1,132,891	BARC	3/3/2021	—	(3,334)
EUR	52,602,103	USD	63,664,220	BNP	3/3/2021	208,425	—
EUR	540,331	USD	658,642	GSI	3/3/2021	—	(2,540)
EUR	1,877,109	USD	2,286,078	JPM	3/3/2021	—	(6,780)
GBP	268,000	AUD	472,846	BNP	3/3/2021	5,821	—
GBP	74,622	EUR	84,000	BNP	3/3/2021	259	—
GBP	7,027	USD	9,356	BOA	3/3/2021	273	—
GBP	216,655	USD	290,167	BARC	3/3/2021	6,721	—
GBP	2,507,908	USD	3,415,789	BNP	3/3/2021	20,862	—
GBP	516,384	USD	701,250	GSI	3/3/2021	6,365	—
GBP	837,197	USD	1,136,903	JPM	3/3/2021	10,329	—
HKD	9,100,000	USD	1,173,911	BNP	3/3/2021	—	(183)
HKD	694,000	USD	89,518	GSI	3/3/2021	—	(5)
JPY	23,510,562	AUD	301,000	BNP	3/3/2021	—	(5,565)
JPY	40,068,350	AUD	500,000	GSI	3/3/2021	442	—
JPY	111,374,022	CAD	1,376,000	BNP	3/3/2021	—	(12,590)
JPY	49,987,214	EUR	395,000	BNP	3/3/2021	—	(2,291)
JPY	48,352,424	EUR	380,000	JPM	3/3/2021	312	—
JPY	29,095,348	GBP	209,000	JPM	3/3/2021	—	(8,558)
JPY	48,246,000	NOK	4,005,857	GSI	3/3/2021	—	(6,963)
JPY	50,399,000	NOK	4,240,696	JPM	3/3/2021	—	(13,821)
JPY	30,011,000	SEK	2,376,371	GSI	3/3/2021	2,122	—
JPY	44,665,000	USD	427,484	BOA	3/3/2021	—	(965)
JPY	81,708,000	USD	788,749	BARC	3/3/2021	—	(8,496)
JPY	57,898,000	USD	560,099	BNP	3/3/2021	—	(7,215)
JPY	66,660,000	USD	641,483	GSI	3/3/2021	—	(4,928)
JPY	9,272,171,033	USD	89,058,519	JPM	3/3/2021	—	(515,904)
NOK	1,143,751	JPY	13,911,000	JPM	3/3/2021	691	—
NOK	1,558,272	USD	182,000	GSI	3/3/2021	—	(74)
NZD	340,000	CAD	307,417	GSI	3/3/2021	3,904	—
NZD	459,000	JPY	34,016,591	BNP	3/3/2021	5,007	—
NZD	1,281,000	SEK	7,654,474	GSI	3/3/2021	4,263	—
SEK	14,160,055	AUD	2,232,000	GSI	3/3/2021	—	(11,042)
SEK	6,827,590	AUD	1,059,000	JPM	3/3/2021	7,830	—
SEK	1,682,834	EUR	165,000	BOA	3/3/2021	1,089	—
SEK	2,088,195	EUR	204,000	GSI	3/3/2021	2,257	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SEK	5,846,560	JPY	73,663,000	BARC	3/3/2021	—	$(3,571)
SEK	5,439,558	JPY	67,932,000	GSI	3/3/2021	$2,436	—
SEK	32,971,244	NOK	33,592,161	BOA	3/3/2021	24,961	—
SEK	28,502,321	NOK	29,075,839	GSI	3/3/2021	17,286	—
SEK	19,899,939	USD	2,337,589	JPM	3/3/2021	44,518	—
USD	38,086,531	AUD	51,666,573	BOA	3/3/2021	—	(1,405,554)
USD	195,957	AUD	259,204	BNP	3/3/2021	—	(2,169)
USD	550,668	AUD	718,394	GSI	3/3/2021	1,553	—
USD	11,283,844	AUD	15,302,810	JPM	3/3/2021	—	(413,077)
USD	55,960,615	CAD	72,471,826	BNP	3/3/2021	—	(717,630)
USD	19,619	CAD	25,000	GSI	3/3/2021	67	—
USD	480,441	CAD	612,800	JPM	3/3/2021	1,187	—
USD	198,499	CHF	176,000	BNP	3/3/2021	767	—
USD	4,519,906	CHF	4,071,703	GSI	3/3/2021	—	(54,565)
USD	102,264	CHF	91,000	JPM	3/3/2021	27	—
USD	20,386,268	DKK	125,698,000	BARC	3/3/2021	—	(133,833)
USD	332,999	DKK	2,038,000	BNP	3/3/2021	297	—
USD	1,916,752	DKK	11,674,000	GSI	3/3/2021	10,980	—
USD	466,854	DKK	2,846,000	JPM	3/3/2021	2,246	—
USD	1,880,870	EUR	1,537,679	BOA	3/3/2021	13,728	—
USD	1,004,808	EUR	822,402	BARC	3/3/2021	6,197	—
USD	176,801,090	EUR	146,216,779	BNP	3/3/2021	—	(744,138)
USD	672,633	EUR	549,658	GSI	3/3/2021	5,206	—
USD	2,116,685	EUR	1,733,624	JPM	3/3/2021	11,613	—
USD	247,684	GBP	185,825	BARC	3/3/2021	—	(6,956)
USD	15,894,632	GBP	11,916,179	BNP	3/3/2021	—	(434,419)
USD	1,009,584	GBP	747,885	GSI	3/3/2021	—	(15,262)
USD	889,866	GBP	655,022	JPM	3/3/2021	—	(7,728)
USD	1,923,768	HKD	14,913,000	BARC	3/3/2021	274	—
USD	607,459	HKD	4,709,000	BNP	3/3/2021	87	—
USD	294,639	HKD	2,284,000	GSI	3/3/2021	47	—
USD	353,388	JPY	36,908,000	BOA	3/3/2021	943	—
USD	489,557	JPY	50,651,000	BARC	3/3/2021	5,876	—
USD	344,317	JPY	35,735,000	BNP	3/3/2021	3,073	—
USD	1,538,461	JPY	158,970,387	GSI	3/3/2021	20,407	—
USD	15,595,834	JPY	1,623,323,887	JPM	3/3/2021	94,250	—
USD	537,711	NOK	4,729,598	BARC	3/3/2021	—	(14,463)
USD	468,649	NZD	660,000	BARC	3/3/2021	—	(5,632)
USD	246,169	NZD	349,000	BNP	3/3/2021	—	(4,625)
USD	16,878,478	NZD	23,965,954	JPM	3/3/2021	—	(343,635)
USD	23,730,696	SEK	201,967,075	JPM	3/3/2021	—	(445,622)
						$687,643	$(5,440,996)
18	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.35	257,000	USD	$257,000	5.000%	Quarterly	Dec 2025	$(22,346)	$274	$(22,072)
Centrally cleared	CDX.NA.HY.35	329,000	USD	329,000	5.000%	Quarterly	Dec 2025	(28,244)	(12)	(28,256)
Centrally cleared	CDX.NA.HY.35	250,000	USD	250,000	5.000%	Quarterly	Dec 2025	(22,053)	582	(21,471)
Centrally cleared	CDX.NA.HY.35	250,000	USD	250,000	5.000%	Quarterly	Dec 2025	(22,597)	1,126	(21,471)
Centrally cleared	CDX.NA.HY.35	328,000	USD	328,000	5.000%	Quarterly	Dec 2025	(29,013)	843	(28,170)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	246,665	EUR	302,078	5.000%	Quarterly	Dec 2025	(35,213)	2,326	(32,887)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	246,665	EUR	302,178	5.000%	Quarterly	Dec 2025	(36,454)	3,567	(32,887)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	246,665	EUR	302,126	5.000%	Quarterly	Dec 2025	(35,943)	3,056	(32,887)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	246,665	EUR	302,126	5.000%	Quarterly	Dec 2025	(36,143)	3,256	(32,887)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	371,971	EUR	457,281	5.000%	Quarterly	Dec 2025	(50,730)	1,137	(49,593)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	246,665	EUR	301,561	5.000%	Quarterly	Dec 2025	(34,670)	1,783	(32,887)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	246,665	EUR	301,090	5.000%	Quarterly	Dec 2025	(33,194)	307	(32,887)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	246,665	EUR	297,934	5.000%	Quarterly	Dec 2025	(32,109)	(778)	(32,887)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	382,824	EUR	462,393	5.000%	Quarterly	Dec 2025	(49,883)	(1,157)	(51,040)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	246,665	EUR	299,108	5.000%	Quarterly	Dec 2025	(33,578)	691	(32,887)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 2	246,665	EUR	300,156	5.000%	Quarterly	Dec 2025	(34,432)	1,545	(32,887)
				$5,042,031				$(536,602)	$18,546	$(518,056)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	19

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 1-31-21, the aggregate cost of investments for federal income tax purposes was $365,974,062. Net unrealized appreciation aggregated to $42,326,796, of which $56,433,911 related to gross unrealized appreciation and $14,107,115 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
20	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $359,427,731)	$415,355,436
Receivable for centrally cleared swaps	850
Unrealized appreciation on forward foreign currency contracts	687,643
Receivable for futures variation margin	2,059,600
Cash	11,643,866
Foreign currency, at value (Cost $3,454,626)	3,439,063
Collateral held at broker for futures contracts	6,978,999
Dividends and interest receivable	3,006,670
Receivable for fund shares sold	55,491
Receivable for investments sold	521,106
Other assets	124,090
Total assets	443,872,814
Liabilities
Unrealized depreciation on forward foreign currency contracts	5,440,996
Payable for investments purchased	1,008,817
Payable for fund shares repurchased	1,145,471
Payable to affiliates
Accounting and legal services fees	22,856
Transfer agent fees	27,677
Distribution and service fees	215
Trustees' fees	469
Other liabilities and accrued expenses	227,999
Total liabilities	7,874,500
Net assets	$435,998,314
Net assets consist of
Paid-in capital	$981,505,711
Total distributable earnings (loss)	(545,507,397)
Net assets	$435,998,314

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	21

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($39,512,440 ÷ 4,297,449 shares)[1]	$9.19
Class C ($24,945,954 ÷ 2,784,602 shares)[1]	$8.96
Class I ($199,787,207 ÷ 21,450,240 shares)	$9.31
Class R2 ($1,308,611 ÷ 143,019 shares)	$9.15
Class R6 ($117,117,068 ÷ 12,521,337 shares)	$9.35
Class NAV ($53,327,034 ÷ 5,704,718 shares)	$9.35
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  1-31-21 (unaudited)

Investment income
Dividends	$3,504,500
Interest	109,723
Less foreign taxes withheld	(111,577)
Total investment income	3,502,646
Expenses
Investment management fees	2,349,003
Distribution and service fees	217,920
Accounting and legal services fees	33,145
Transfer agent fees	172,372
Trustees' fees	5,026
Custodian fees	92,963
State registration fees	40,524
Printing and postage	34,852
Professional fees	138,656
Other	46,854
Total expenses	3,131,315
Less expense reductions	(17,663)
Net expenses	3,113,652
Net investment income	388,994
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	13,598,590
Realized loss on investments not meeting investment restrictions	(41,616)
Payment from investment advisor for loss on investments not meeting investment restrictions	41,616
Futures contracts	(25,231,014)
Forward foreign currency contracts	(20,897,796)
Swap contracts	(95,823)
(32,626,043)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	28,700,782
Futures contracts	6,279,191
Forward foreign currency contracts	7,110,410
Swap contracts	18,546
42,108,929
Net realized and unrealized gain	9,482,886
Increase in net assets from operations	$9,871,880
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	23

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-21 (unaudited)	Year ended 7-31-20
Increase (decrease) in net assets
From operations
Net investment income	$388,994	$5,228,994
Net realized gain (loss)	(32,626,043)	30,321,603
Change in net unrealized appreciation (depreciation)	42,108,929	(29,870,970)
Increase in net assets resulting from operations	9,871,880	5,679,627
Distributions to shareholders
From earnings
Class A	(201,834)	(7,249,302)
Class C	—	(7,396,250)
Class I	(1,631,793)	(74,709,636)
Class R2	(6,204)	(106,878)
Class R6	(1,071,864)	(22,147,213)
Class NAV	(490,529)	(4,683,945)
Total distributions	(3,402,224)	(116,293,224)
From fund share transactions	(79,597,465)	(200,760,016)
Total decrease	(73,127,809)	(311,373,613)
Net assets
Beginning of period	509,126,123	820,499,736
End of period	$435,998,314	$509,126,123
24	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.06	$10.54	$10.12	$10.30	$9.94	$11.27
Net investment income[2]	—[3]	0.06	0.20	0.14	0.06	0.04
Net realized and unrealized gain (loss) on investments	0.18	0.02	0.22	(0.32)	0.30	(0.69)
Total from investment operations	0.18	0.08	0.42	(0.18)	0.36	(0.65)
Less distributions
From net investment income	(0.05)	(1.56)	—	—	—	(0.68)
Net asset value, end of period	$9.19	$9.06	$10.54	$10.12	$10.30	$9.94
Total return (%)[4,5]	2.06[6]	0.89	4.15	(1.75)	3.62	(6.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$41	$51	$114	$194	$1,047
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61[7]	1.53	1.69	1.65	1.65	1.64
Expenses including reductions	1.60[7]	1.52	1.69	1.64	1.64	1.63
Net investment income (loss)	(0.08)[7]	0.65	2.02	1.35	0.57	0.34
Portfolio turnover (%)	28	217[8]	50	59	59	80

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	25

CLASS C SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$8.81	$10.29	$9.95	$10.19	$9.91	$11.23
Net investment income (loss)[2]	(0.03)	(0.01)	0.13	0.06	—[3]	(0.04)
Net realized and unrealized gain (loss) on investments	0.18	0.01	0.21	(0.30)	0.28	(0.67)
Total from investment operations	0.15	—	0.34	(0.24)	0.28	(0.71)
Less distributions
From net investment income	—	(1.48)	—	—	—	(0.61)
Net asset value, end of period	$8.96	$8.81	$10.29	$9.95	$10.19	$9.91
Total return (%)[4,5]	1.59[6]	0.23	3.42	(2.36)	2.83	(6.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$34	$52	$91	$162	$309
Ratios (as a percentage of average net assets):
Expenses before reductions	2.31[7]	2.23	2.39	2.35	2.35	2.34
Expenses including reductions	2.30[7]	2.22	2.39	2.34	2.34	2.33
Net investment income (loss)	(0.77)[7]	(0.07)	1.35	0.61	(0.05)	(0.35)
Portfolio turnover (%)	28	217[8]	50	59	59	80

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
26	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.19	$10.67	$10.22	$10.36	$9.97	$11.30
Net investment income[2]	0.01	0.09	0.22	0.17	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.18	0.02	0.23	(0.31)	0.29	(0.68)
Total from investment operations	0.19	0.11	0.45	(0.14)	0.39	(0.61)
Less distributions
From net investment income	(0.07)	(1.59)	—	—	—	(0.72)
Net asset value, end of period	$9.31	$9.19	$10.67	$10.22	$10.36	$9.97
Total return (%)[3]	2.22[4]	1.22	4.40	(1.35)	3.91	(5.67)
Ratios and supplemental data
Net assets, end of period (in millions)	$200	$274	$535	$2,413	$3,481	$5,316
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31[5]	1.23	1.41	1.35	1.33	1.32
Expenses including reductions	1.30[5]	1.22	1.40	1.35	1.33	1.31
Net investment income	0.22[5]	0.95	2.21	1.66	1.01	0.67
Portfolio turnover (%)	28	217[6]	50	59	59	80

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	27

CLASS R2 SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.01	$10.49	$10.08	$10.27	$9.92	$11.25
Net investment income (loss)[2]	(0.01)	0.06	0.20	0.12	0.08	0.01
Net realized and unrealized gain (loss) on investments	0.19	0.01	0.21	(0.31)	0.27	(0.66)
Total from investment operations	0.18	0.07	0.41	(0.19)	0.35	(0.65)
Less distributions
From net investment income	(0.04)	(1.55)	—	—	—	(0.68)
Net asset value, end of period	$9.15	$9.01	$10.49	$10.08	$10.27	$9.92
Total return (%)[3]	2.05[4]	0.82	4.07	(1.85)	3.53	(6.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65[5]	1.58	1.78	1.75	1.72	1.75
Expenses including reductions	1.64[5]	1.57	1.77	1.74	1.71	1.74
Net investment income (loss)	(0.12)[5]	0.62	1.99	1.17	0.78	0.09
Portfolio turnover (%)	28	217[6]	50	59	59	80

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
28	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.23	$10.71	$10.24	$10.38	$9.97	$11.30
Net investment income[2]	0.02	0.10	0.24	0.19	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.18	0.02	0.23	(0.33)	0.30	(0.69)
Total from investment operations	0.20	0.12	0.47	(0.14)	0.41	(0.60)
Less distributions
From net investment income	(0.08)	(1.60)	—	—	—	(0.73)
Net asset value, end of period	$9.35	$9.23	$10.71	$10.24	$10.38	$9.97
Total return (%)[3]	2.21[4]	1.34	4.59	(1.35)	4.11	(5.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$117	$106	$150	$546	$693	$639
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[5]	1.12	1.29	1.26	1.24	1.23
Expenses including reductions	1.19[5]	1.11	1.29	1.24	1.22	1.20
Net investment income	0.33[5]	1.05	2.33	1.79	1.08	0.81
Portfolio turnover (%)	28	217[6]	50	59	59	80

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	29

CLASS NAV SHARES Period ended	1-31-21[1]	7-31-20	7-31-19	7-31-18	7-31-17	7-31-16
Per share operating performance
Net asset value, beginning of period	$9.23	$10.71	$10.23	$10.37	$9.96	$11.29
Net investment income[2]	0.02	0.10	0.21	0.19	0.11	0.08
Net realized and unrealized gain (loss) on investments	0.19	0.02	0.27	(0.33)	0.30	(0.68)
Total from investment operations	0.21	0.12	0.48	(0.14)	0.41	(0.60)
Less distributions
From net investment income	(0.09)	(1.60)	—	—	—	(0.73)
Net asset value, end of period	$9.35	$9.23	$10.71	$10.23	$10.37	$9.96
Total return (%)[3]	2.22[4]	1.34	4.59	(1.35)	4.12	(5.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$53	$32	$643	$936	$1,119
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[5]	1.11	1.28	1.24	1.22	1.21
Expenses including reductions	1.18[5]	1.10	1.27	1.23	1.22	1.20
Net investment income	0.34[5]	1.10	2.07	1.81	1.12	0.75
Portfolio turnover (%)	28	217[6]	50	59	59	80

[1]	Six months ended 1-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
30	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	31

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$414,630	$414,630	—	—
Canada	7,674,659	7,674,659	—	—
China	11,409,926	1,393,019	$9,980,325	$36,582
Denmark	6,295,918	—	6,295,918	—
France	10,478,177	—	10,478,177	—
Germany	8,662,157	—	8,662,157	—
Hong Kong	5,103,099	—	5,103,099	—
India	7,150,143	6,560,446	589,697	—
Indonesia	1,270,356	—	1,270,356	—
Ireland	10,976,564	10,976,564	—	—
Israel	3,829,901	3,829,901	—	—
Japan	13,190,273	—	13,190,273	—
Mexico	476,158	476,158	—	—
Peru	622,817	622,817	—	—
Philippines	147,866	—	147,866	—
32	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Africa	$4,314,852	—	$4,314,852	—
South Korea	8,298,623	$381,341	7,917,282	—
Switzerland	5,367,780	1,062,226	4,305,554	—
Taiwan	3,236,545	—	3,236,545	—
Thailand	1,002,071	—	1,002,071	—
Turkey	1,407,420	—	1,407,420	—
United Kingdom	5,978,784	—	5,978,784	—
United States	209,009,963	209,009,963	—	—
Preferred securities	396,055	396,055	—	—
U.S. Government and Agency obligations	46,876,329	—	46,876,329	—
Corporate bonds	41,764,370	—	41,764,370	—
Total investments in securities	$415,355,436	$242,797,779	$172,521,075	$36,582
Derivatives:
Assets
Futures	$326,503	$326,503	—	—
Forward foreign currency contracts	687,643	—	$687,643	—
Liabilities
Futures	(2,109,672)	(2,109,672)	—	—
Forward foreign currency contracts	(5,440,996)	—	(5,440,996)	—
Swap contracts	(518,056)	—	(518,056)	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the six months ended January 31, 2021, the fund realized a loss of $(41,616) on the disposal of investments not meeting the fund’s respective investment guidelines, which was reimbursed by the Advisor.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	33

and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended January 31, 2021 were $3,646.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2020, the fund has a short-term capital loss carryforward of $574,900,433 available to offset future net realized capital gains. This carryforward does not expire.
As of July 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
34	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	35

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund's investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2021, the fund used futures contracts to manage against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging $150.8 million to $245.8 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currency. The fund held forward foreign currency contracts with USD notional values ranging $621.1 million to $904.1 million, as measured at each quarter end.
36	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended January 31, 2021, the fund used credit default swap contracts as a buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $5.9 million, as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended January 31, 2021, the fund used credit default swap contracts as a seller to gain
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	37

credit exposure to an issuer or index.. The fund held credit default swaps with total USD notional amounts ranging up to $7.3 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as seller as of January 31, 2021.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$40,401	$(62,708)
Equity	Receivable/payable for futures variation margin[1]	Futures	286,102	(2,046,964)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	687,643	(5,440,996)
Credit	Swap contracts, at value[2]	Credit default swaps	—	(518,056)
			$1,014,146	$(8,068,724)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(466,416)	—	—	$(466,416)
Currency	—	$(20,897,796)	—	(20,897,796)
Credit	—	—	$(95,823)	(95,823)
Equity	(24,764,598)	—	—	(24,764,598)
Total	$(25,231,014)	$(20,897,796)	$(95,823)	$(46,224,633)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(104,441)	—	—	$(104,441)
38	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Currency	—	$7,110,410	—	$7,110,410
Credit	—	—	$18,546	18,546
Equity	$6,383,632	—	—	6,383,632
Total	$6,279,191	$7,110,410	$18,546	$13,408,147
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply; (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,534
Class C	1,185
Class I	8,201
Class R2	48
Class	Expense reduction
Class R6	$4,613
Class NAV	2,082
Total	$17,663

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	39

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2021, were equivalent to a net annual effective rate of 1.01% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,119 for the six months ended January 31, 2021. Of this amount, $1,910 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $9,209 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2021, CDSCs received by the Distributor amounted to $154 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
40	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended January 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$59,929	$23,225
Class C	155,239	18,152
Class I	—	124,366
Class R2	2,752	68
Class R6	—	6,561
Total	$217,920	$172,372
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$5,900,000	1	0.675%	$(111)
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2021 and for the year ended July 31, 2020 were as follows:
	Six Months Ended 1-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	658,626	$6,103,137	1,370,943	$12,625,671
Distributions reinvested	20,878	194,379	796,538	7,136,984
Repurchased	(891,145)	(8,199,277)	(2,502,264)	(22,921,442)
Net decrease	(211,641)	$(1,901,761)	(334,783)	$(3,158,787)
Class C shares
Sold	11,918	$106,346	88,041	$771,414
Distributions reinvested	—	—	814,617	7,144,191
Repurchased	(1,121,114)	(10,053,861)	(2,105,197)	(18,801,105)
Net decrease	(1,109,196)	$(9,947,515)	(1,202,539)	$(10,885,500)
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	41

	Six Months Ended 1-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class I shares
Sold	1,638,022	$15,270,961	5,780,977	$53,887,102
Distributions reinvested	171,383	1,616,141	7,893,841	71,518,197
Repurchased	(10,192,291)	(94,301,046)	(33,972,928)	(314,904,391)
Net decrease	(8,382,886)	$(77,413,944)	(20,298,110)	$(189,499,092)
Class R2 shares
Sold	15,271	$140,309	90,799	$811,751
Distributions reinvested	601	5,568	10,220	91,053
Repurchased	(4,888)	(44,558)	(37,729)	(343,252)
Net increase	10,984	$101,319	63,290	$559,552
Class R6 shares
Sold	1,841,526	$17,052,808	579,178	$5,385,610
Distributions reinvested	98,257	929,509	2,302,851	20,909,885
Repurchased	(886,834)	(8,271,984)	(5,403,898)	(49,987,159)
Net increase (decrease)	1,052,949	$9,710,333	(2,521,869)	$(23,691,664)
Class NAV shares
Sold	154,751	$1,433,848	4,062,435	$37,739,005
Distributions reinvested	51,908	490,529	515,853	4,683,945
Repurchased	(221,551)	(2,070,274)	(1,803,744)	(16,507,475)
Net increase (decrease)	(14,892)	$(145,897)	2,774,544	$25,915,475
Total net decrease	(8,654,682)	$(79,597,465)	(21,519,467)	$(200,760,016)
Affiliates of the fund owned 100% of shares of Class NAV on January 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $39,492,285 and $147,893,171, respectively, for the six months ended January 31, 2021. Purchases and sales of U.S. Treasury obligations aggregated $83,532,308 and $84,980,307, respectively, for the six months ended January 31, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2021, funds within the John Hancock group of funds complex held 12.2% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation	12.2%
42	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Note 9—Restrictions on investments
There may be unexpected restrictions on investments in companies located in certain foreign countries. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	43

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Nordea Investment Management North America, Inc.
Portfolio Managers
Dr. Asbjørn Trolle Hansen
Kurt Kongsted
Dr. Claus Vorm
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
44	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
Value Equity
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management
A trusted brand
John Hancock Investment Management is a premier asset manager representing one of America’s most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC   ■   Member FINRA, SIPC
200 Berkeley Street   ■   Boston, MA 02116-5010   ■   800-225-5291   ■   jhinvestments.com
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1516379	395SA 1/21
3/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Included with Item 1.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i)information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii)information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT'S INTERNAL CONTROL: Not Applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott

Andrew G. Arnott

President

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott

Andrew G. Arnott

President

Date: March 5, 2021

/s/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: March 5, 2021